UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason & Co., LLC 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2009

Date of reporting period: June 30, 2008

Item 1 – Schedule of Investments

Quarterly Report to Shareholders	1

Portfolio of Investments

Western Asset Absolute Return Portfolio

June 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — 111.4%
Corporate Bonds and Notes — 29.1%
Airlines — 0.2%
Continental Airlines Inc.	6.820%	5/1/18	$60,915	$52,938
Continental Airlines Inc.	6.703%	6/15/21	63,424	55,258
United Air Lines Inc.	7.032%	10/1/10	133,056	131,767
United Air Lines Inc.	7.186%	10/1/12	502,354	497,330
US Airways Pass-Through Trust	6.850%	1/30/18	314,865	283,308

				1,020,601

Auto Components — 0.1%
Visteon Corp.	8.250%	8/1/10	179,000	159,310
Visteon Corp.	12.250%	12/31/16	462,000	369,600	A

				528,910

Automobiles — N.M.
Ford Motor Co.	4.250%	12/15/36	80,000	58,200	B

Beverages — 0.1%
Dr Pepper Snapple Group Inc. Senior Notes	6.820%	5/1/18	460,000	461,898	A

Building Products — 0.1%
Associated Materials Inc.	9.750%	4/15/12	365,000	361,350
Associated Materials Inc.	0.000%	3/1/14	155,000	102,300	C
Masco Corp.	7.125%	8/15/13	50,000	49,805

				513,455

Capital Markets — 3.1%
Goldman Sachs Capital II	5.793%	12/29/49	60,000	41,722	C
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	100,000	65,250	C
Lehman Brothers Holdings Inc.	5.625%	1/24/13	1,000,000	946,505
Lehman Brothers Holdings Inc.	6.200%	9/26/14	320,000	305,430
Lehman Brothers Holdings Inc.	6.750%	12/28/17	2,350,000	2,207,649
Merrill Lynch and Co. Inc.	5.450%	2/5/13	3,490,000	3,291,775
Merrill Lynch and Co. Inc.	6.050%	5/16/16	1,980,000	1,826,546
Morgan Stanley	6.625%	4/1/18	2,160,000	2,046,654
The Bear Stearns Cos. Inc.	7.250%	2/1/18	3,560,000	3,715,091
The Goldman Sachs Group Inc.	6.150%	4/1/18	1,800,000	1,746,286

				16,192,908

Commercial Banks — 1.6%
HSBC Bank PLC	7.000%	11/1/11	294,268	314,874
HSBC Bank USA	7.000%	11/1/11	265,317	288,296	A,D
HSBC Bank USA	7.000%	11/1/11	255,338	277,037	A,D
HSBK Europe BV	9.250%	10/16/13	1,220,000	1,226,100	A
Wachovia Corp.	5.750%	2/1/18	6,850,000	6,243,193

				8,349,500

Commercial Services and Supplies — N.M.
Allied Security Escrow Corp.	11.375%	7/15/11	250,000	215,000

2	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — 3.8%
American Express Co.	6.800%	9/1/66	$40,000	$36,982	C
American General Finance Corp.	6.900%	12/15/17	1,000,000	871,565
Caterpillar Financial Services Corp.	5.450%	4/15/18	500,000	495,683
Ford Motor Credit Co.	7.375%	10/28/09	4,090,000	3,725,086
Ford Motor Credit Co.	9.750%	9/15/10	2,000,000	1,743,766
Ford Motor Credit Co.	9.875%	8/10/11	3,700,000	3,117,498
Ford Motor Credit Co.	5.700%	1/15/10	270,000	230,356
Ford Motor Credit Co.	12.000%	5/15/15	1,610,000	1,416,264
GMAC LLC	5.850%	1/14/09	1,320,000	1,253,446
GMAC LLC	6.875%	9/15/11	2,700,000	1,940,144
GMAC LLC	6.000%	12/15/11	1,600,000	1,101,029
GMAC LLC	6.625%	5/15/12	1,500,000	1,029,025
GMAC LLC	8.000%	11/1/31	2,930,000	1,906,194
John Deere Capital Corp.	5.350%	4/3/18	800,000	788,414

				19,655,452

Containers and Packaging — 0.1%
Graham Packaging Co. Inc.	9.875%	10/15/14	100,000	88,500
Graphic Packaging International Corp.	9.500%	8/15/13	150,000	143,250

				231,750

Diversified Financial Services — 2.9%
Air 2 US	8.027%	10/1/19	824,838	729,982	A
BAC Capital Trust XIV	5.630%	12/31/49	40,000	31,213	C
Citigroup Inc.	5.500%	2/15/17	5,570,000	5,079,550
Citigroup Inc.	6.875%	3/5/38	1,380,000	1,331,693
East Lane Re Ltd.	9.239%	5/6/11	300,000	300,750	A,E
El Paso Performance-Linked	7.750%	7/15/11	340,000	342,527	A
General Electric Capital Corp.	5.625%	5/1/18	2,800,000	2,707,754
General Electric Capital Corp.	6.375%	11/15/67	60,000	56,749	C
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	100,000	83,985	A,C
Kaupthing Bank Hf	7.625%	2/28/15	3,130,000	2,827,329	A,F
Leucadia National Corp.	8.125%	9/15/15	250,000	251,250
PHH Corp.	7.125%	3/1/13	110,000	98,474
Sigma Finance Inc.	8.500%	8/11/16	500,000	335,000	A,D
TNK-BP Finance SA	7.875%	3/13/18	370,000	356,125	A
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	330,000	326,700
ZFS Finance USA Trust II	6.450%	12/15/65	500,000	443,500	A,C

				15,302,581

Diversified Telecommunication Services — 1.1%
AT&T Inc.	5.500%	2/1/18	2,930,000	2,839,194
Citizens Communications Co.	7.875%	1/15/27	490,000	428,750
Level 3 Financing Inc.	9.250%	11/1/14	500,000	455,000
Qwest Corp.	7.500%	10/1/14	190,000	182,875

Quarterly Report to Shareholders	3

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Telecommunication Services — Continued
Verizon Communications Inc.	6.100%	4/15/18	$1,150,000	$1,141,692
Windstream Corp.	8.625%	8/1/16	480,000	478,800

				5,526,311

Electric Utilities — 1.3%
Energy Future Holdings Corp.	10.875%	11/1/17	20,000	20,200	A
Energy Future Holdings Corp.	11.250%	11/1/17	4,810,000	4,797,975	A,G
FirstEnergy Corp.	6.450%	11/15/11	1,870,000	1,918,805
FirstEnergy Corp.	7.375%	11/15/31	100,000	108,740

				6,845,720

Food and Staples Retailing — 1.1%
CVS Corp.	9.350%	1/10/23	500,000	475,000	A
CVS Corp.	5.298%	1/11/27	33,205	29,767	A
CVS Lease Pass-Through Trust	5.880%	1/10/28	44,332	39,414	A
CVS Lease Pass-Through Trust	6.036%	12/10/28	118,811	110,320	A
Safeway Inc.	7.250%	2/1/31	1,360,000	1,457,909
The Kroger Co.	5.000%	4/15/13	1,620,000	1,593,477
The Kroger Co.	6.150%	1/15/20	1,100,000	1,088,357
Wal-Mart Stores Inc.	4.250%	4/15/13	1,060,000	1,054,066

				5,848,310

Food Products — 0.1%
H.J. Heinz Co.	6.428%	12/1/08	100,000	100,873	A
Sara Lee Corp.	6.250%	9/15/11	150,000	153,571

				254,444

Gas Utilities — 0.1%
Suburban Propane Partners LP	6.875%	12/15/13	600,000	567,000

Health Care Equipment and Supplies — N.M.
Advanced Medical Optics Inc.	7.500%	5/1/17	250,000	230,000

Health Care Providers and Services — 2.7%
AmerisourceBergen Corp.	5.875%	9/15/15	50,000	48,842
Cardinal Health Inc.	5.800%	10/15/16	60,000	58,722
DaVita Inc.	6.625%	3/15/13	500,000	480,000
HCA Inc.	9.125%	11/15/14	10,000	10,225
HCA Inc.	6.500%	2/15/16	893,000	743,423
HCA Inc.	9.250%	11/15/16	910,000	937,300
HCA Inc.	9.625%	11/15/16	599,000	616,970	G
Tenet Healthcare Corp.	6.375%	12/1/11	670,000	641,525
Tenet Healthcare Corp.	6.500%	6/1/12	380,000	358,150
Tenet Healthcare Corp.	9.875%	7/1/14	29,000	29,145
U.S. Oncology Holdings Inc.	7.949%	3/15/12	347,000	274,130	E,G
UnitedHealth Group Inc.	4.875%	2/15/13	6,360,000	6,154,190
UnitedHealth Group Inc.	4.875%	4/1/13	940,000	903,173
UnitedHealth Group Inc.	6.000%	2/15/18	1,210,000	1,170,473

4	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Providers and Services — Continued
WellPoint Inc.	5.875%	6/15/17	$1,470,000	$1,420,878

				13,847,146

Hotels, Restaurants and Leisure — 0.4%
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	250,000	215,000
McDonald’s Corp.	5.350%	3/1/18	1,590,000	1,551,261
MGM MIRAGE	6.625%	7/15/15	140,000	112,350
River Rock Entertainment Authority	9.750%	11/1/11	220,000	220,000
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	50,000	50,878

				2,149,489

Household Durables — 0.1%
Norcraft Cos.	9.000%	11/1/11	480,000	482,400

Independent Power Producers and Energy Traders — 1.0%
Dynegy Holdings Inc.	7.750%	6/1/19	30,000	27,300
Edison Mission Energy	7.000%	5/15/17	190,000	177,650
Edison Mission Energy	7.200%	5/15/19	250,000	233,125
Edison Mission Energy	7.625%	5/15/27	90,000	80,775
Mirant Mid Atlantic LLC	9.125%	6/30/17	849,801	934,782
NRG Energy Inc.	7.375%	2/1/16	250,000	235,312
The AES Corp.	7.750%	3/1/14	1,800,000	1,775,250
The AES Corp.	7.750%	10/15/15	300,000	295,500
The AES Corp.	8.000%	10/15/17	1,630,000	1,597,400

				5,357,094

Insurance — 1.6%
Allstate Life Global Funding Trust	5.375%	4/30/13	440,000	438,275
American International Group Inc.	5.850%	1/16/18	4,420,000	4,140,890
ASIF Global Financing XIX	4.900%	1/17/13	1,400,000	1,345,051	A
MetLife Inc.	6.400%	12/15/36	50,000	43,656
Metropolitan Life Global Funding I	5.125%	4/10/13	1,130,000	1,112,697	A
Pacific Life Global Funding	5.150%	4/15/13	1,040,000	1,028,418	A
The Travelers Cos. Inc.	6.250%	3/15/37	120,000	103,097	C

				8,212,084

IT Services — 0.1%
SunGard Data Systems Inc.	10.250%	8/15/15	250,000	251,250

Media — 0.8%
Affinion Group Inc.	11.500%	10/15/15	430,000	428,925
Charter Communications Operating LLC	10.875%	9/15/14	160,000	164,400	A
Comcast Corp.	6.500%	1/15/17	70,000	70,416
Comcast Corp.	5.700%	5/15/18	2,350,000	2,229,497
Dex Media West LLC	8.500%	8/15/10	425,000	419,687
Echostar DBS Corp.	7.750%	5/31/15	245,000	238,262	A

Quarterly Report to Shareholders	5

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
EchoStar DBS Corp.	7.125%	2/1/16	$300,000		$276,750
Gannett Co. Inc.	6.375%	4/1/12	40,000		39,698
Idearc Inc.	8.000%	11/15/16	250,000		157,188
News America Inc.	6.650%	11/15/37	50,000		48,822
Viacom Inc.	5.750%	4/30/11	100,000		100,233

					4,173,878

Metals and Mining — 1.0%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,910,000		2,015,050
GTL Trade Finance Inc.	7.250%	10/20/17	2,550,000		2,561,908	A
Steel Dynamics Inc.	7.750%	4/15/16	410,000		407,950	A

					4,984,908

Multi-Utilities — 0.4%
Dominion Resources Inc.	5.700%	9/17/12	2,170,000		2,203,288

Multiline Retail — 0.1%
The Neiman-Marcus Group Inc.	10.375%	10/15/15	470,000		470,000

Oil, Gas and Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	3.200%	9/15/09	170,000		168,054	E
Anadarko Petroleum Corp.	5.950%	9/15/16	540,000		540,290
Belden and Blake Corp.	8.750%	7/15/12	1,060,000		1,083,850
Chesapeake Energy Corp.	6.375%	6/15/15	400,000		378,000
Chesapeake Energy Corp.	6.500%	8/15/17	100,000		93,500
Chesapeake Energy Corp.	7.250%	12/15/18	45,000		43,762
Dynegy Roseton/Danskammer Pass Through Trust	7.670%	11/8/16	420,000		413,700
El Paso Corp.	7.000%	6/15/17	2,260,000		2,211,835
Energy Transfer Partners LP	6.700%	7/1/18	3,800,000		3,824,704
Exco Resources Inc.	7.250%	1/15/11	300,000		294,750
Gazprom	6.950%	8/6/09	5,470,000	RUB	232,962
Gazprom	6.790%	10/29/09	620,000	RUB	26,207
Gazprom	7.000%	10/27/11	210,000	RUB	8,850
KazMunaiGaz Exploration Production - GDR	8.375%	7/2/13	1,290,000		1,285,807	A
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000,000		988,094
Kinder Morgan Energy Partners LP	5.950%	2/15/18	4,570,000		4,452,336
Parker Drilling Co.	9.625%	10/1/13	180,000		189,000
Petrohawk Energy Corp.	9.125%	7/15/13	250,000		256,250
SandRidge Energy Inc.	8.625%	4/1/15	1,000,000		1,025,000	A,G
SemGroup LP	8.750%	11/15/15	335,000		324,950	A
VeraSun Energy Corp.	9.375%	6/1/17	250,000		128,750
Whiting Petroleum Corp.	7.250%	5/1/12	160,000		158,800
XTO Energy Inc.	5.500%	6/15/18	2,688,000		2,566,989

					20,696,440

Pharmaceuticals — N.M.
Leiner Health Products Inc.	11.000%	6/1/12	250,000		5,000	F,H

6	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Real Estate Investment Trusts — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	$60,000	$57,507
iStar Financial Inc.	5.850%	3/15/17	770,000	609,262

				666,769

Real Estate Management and Development — 0.1%
Realogy Corp.	12.375%	4/15/15	755,000	369,950

Road and Rail — 0.1%
Hertz Corp.	8.875%	1/1/14	200,000	183,000
Hertz Corp.	10.500%	1/1/16	530,000	482,300
Saint Acquisition Corp.	12.500%	5/15/17	120,000	40,800	A

				706,100

Textiles, Apparel and Luxury Goods — N.M.
Oxford Industries Inc.	8.875%	6/1/11	200,000	193,000

Thrifts and Mortgage Finance — 0.8%
Residential Capital LLC	8.500%	5/15/10	306,000	257,040	A
Residential Capital LLC	9.625%	5/15/15	1,184,000	574,240	A
Washington Mutual Inc.	5.250%	9/15/17	1,250,000	943,750
Washington Mutual Inc.	7.250%	11/1/17	2,930,000	2,164,537

				3,939,567

Trading Companies and Distributors — N.M.
Ashtead Capital Inc.	9.000%	8/15/16	200,000	176,000	A

Transportation Infrastructure — 0.1%
Hawker Beechcraft Acquisition Co.	8.875%	4/1/15	480,000	482,400	G

Wireless Telecommunication Services — N.M.
Rural Cellular Corp.	6.076%	6/1/13	20,000	20,050	E

Total Corporate Bonds and Notes (Cost — $161,427,363)				151,188,853

Asset-Backed Securities — 5.7%
Fixed Rate Securities — 0.6%
ABSC Manufactured Housing Contract 2004-CN1	8.400%	12/2/30	170,000	151,300	A
Bombardier Capital Mortgage Securitization Corp. 2000-A A3	7.830%	6/15/30	1,736,111	1,042,654
Centex Home Equity 2003-B AF4	3.735%	2/25/32	142,664	132,683
Lehman XS Trust 2007-1 WF1	7.000%	1/25/37	1,679,157	1,372,711
Oakwood Mortgage Investors Inc. 1999-D A1	7.840%	11/15/29	308,477	257,007
Pegasus Aviation Lease Securitization 2000-1 A2	8.370%	3/25/30	390,000	183,498	A

				3,139,853

Indexed SecuritiesE — 5.0%
ACE Securities Corp. 2006-GP1 A	2.523%	2/25/31	697,196	608,800
Amortizing Residential Collateral Trust 2005-BC5 M1	3.930%	7/25/32	758,600	665,207

Quarterly Report to Shareholders	7

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Bear Stearns Asset-Backed Securities Trust 2006-SD2	2.593%	6/25/36	$811,944	$745,212
Carrington Mortgage Loan Trust 2006-NC4 A2	2.995%	10/25/36	1,450,000	1,381,184
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1	3.095%	11/25/45	215,644	171,613	A
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	3.295%	11/25/46	565,196	317,677	A
Countrywide Home Equity Loan Trust 2006-B 2A	2.684%	5/15/36	533,257	382,211
Fremont Home Loan Trust 2006-B 2A2	2.995%	8/25/36	3,000,000	2,831,669
GMAC Mortgage Corp. Loan Trust 2006-HE4 A1	2.463%	12/25/36	2,505,275	1,787,531
GSAA Home Equity Trust 2007-6 A4	3.195%	5/25/47	2,090,000	1,072,793
GSAMP Trust 2006-SEA1 A	2.899%	5/25/36	456,076	346,492	A
GSRPM Mortgage Loan Trust 2006-2 A2	2.899%	9/25/36	643,890	456,944	A
HSI Asset Securitization Corp. Trust 2007-NC1 A3	2.623%	4/25/37	2,740,000	1,743,199
Indymac Seconds Asset Backed Trust A-A	2.523%	6/25/36	1,396,241	527,182
IXIS Real Estate Capital Trust 2005-HE4 A3	2.733%	2/25/36	1,300,000	1,224,908
Lehman XS Trust 2006-16N A4B	2.633%	11/25/46	789,105	436,336
Lehman XS Trust 2006-2N 1A1	2.653%	2/25/46	498,966	349,474
Lehman XS Trust 2006-GP3 2A2	2.613%	6/25/46	803,781	543,690
Lehman XS Trust 2007-2N 3A1	2.483%	2/25/37	2,939,947	2,675,894
MASTR Asset Backed Securities Trust 2006-FRE1 A2	2.513%	12/25/35	685,870	678,716
MASTR Second Lien Trust 2005-1 A	2.663%	9/25/35	491,675	459,000
MASTR Specialized Loan Trust 2006-3 A	2.653%	6/25/46	538,888	452,935	A
MASTR Specialized Loan Trust 2007-1 A	2.763%	1/25/37	434,388	308,373	A
Morgan Stanley Home Equity Loans 2007-1 A3	2.533%	12/25/36	2,720,000	1,733,950
Morgan Stanley Mortgage Loan Trust 2006-12XS	2.513%	10/25/36	493,633	470,172
Nelnet Student Loan Trust 2008-4 A4	4.100%	4/25/24	860,000	862,150
Option One Mortgage Loan Trust 2005-1 A4	2.793%	2/25/35	803,209	729,040
RAAC 2006-RP4 A	2.683%	1/25/46	798,409	609,315	A
Structured Asset Securities Corp. 2007-BC4 A3	2.643%	11/25/37	1,345,290	1,225,025

				25,796,692

Stripped Securities — 0.1%
First Franklin Mortgage Loan Asset-Backed Certificates 2006-FF5 2A5	0.000%	4/25/36	1,050,000	658,630	I2

Variable Rate SecuritiesD — N.M.
GSAMP Trust 2006-S3 A1	6.085%	5/25/36	369,760	103,976	C

Total Asset-Backed Securities (Cost — $35,512,329)				29,699,151

Mortgage-Backed Securities — 12.5%
Fixed Rate Securities — 0.2%
Banc of America Funding Corp. 2006-8T2 A2	5.791%	10/25/36	576,677	558,465
BlackRock Capital Finance LP 1997-R1	7.750%	3/25/37	227,695	51,243	A
Indymac Manufactured Housing Contract A2-2	6.170%	12/25/11	632,794	602,823

				1,212,531

Indexed SecuritiesE — 8.5%
American Home Mortgage Assets 2006-6 A1A	2.583%	12/25/46	330,944	228,398
American Home Mortgage Investment Trust 2005-4 5A	5.350%	11/25/45	924,604	779,696

8	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Banc of America Mortgage Securities 2003-F 1A1	7.137%	7/25/33	$33,906	$33,922
Banc of America Mortgage Securities 2003-I 2A5	4.139%	10/25/33	182,171	181,438
Banc of America Mortgage Securities 2004-A 1A1	6.812%	2/25/34	90,187	89,828
Banc of America Mortgage Securities 2004-E 2A3	4.112%	6/25/34	246,744	245,739
Bear Stearns Adjustable Rate Mortgage Trust 2005-12 23A1	5.723%	2/25/36	3,238,458	2,692,050
Bear Stearns Alt-A Trust 2004-10 1A1	2.939%	9/25/34	239,750	206,202
Bear Stearns Alt-A Trust 2004-11 1A2	3.019%	11/25/34	161,085	139,011
Bear Stearns Alt-A Trust 2005-2 1A1	2.643%	3/25/35	72,232	50,585
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1	3.055%	12/25/46	1,209,466	876,592
Citigroup Mortgage Loan Trust Inc. 2005-9 1A1	3.155%	11/25/35	657,976	470,498
Countrywide Alternative Loan Trust 2005-24 4A1	2.709%	7/20/35	823,609	637,361
Countrywide Alternative Loan Trust 2005-51 2A1	2.779%	11/20/35	500,049	381,368
Countrywide Alternative Loan Trust 2005-59 1A1	2.723%	11/20/35	677,796	495,679
Countrywide Alternative Loan Trust 2005-76 3A1	3.155%	1/25/46	515,182	390,794
Countrywide Alternative Loan Trust 2005-J12	2.869%	8/25/35	381,010	244,005
Countrywide Alternative Loan Trust 2006-OA1 1A1	2.689%	3/20/46	—	—
Countrywide Alternative Loan Trust 2006-OA10 4A3	2.663%	8/25/46	2,290,509	909,397
Countrywide Alternative Loan Trust 2006-OA8 1A2	2.623%	7/25/46	737,312	402,718
Countrywide Alternative Loan Trust 2006-OA9 1A1	2.679%	7/20/46	1,302,750	786,652
Countrywide Home Loans 2001-HYB1 1A1	5.981%	6/19/31	33,839	33,792
Countrywide Home Loans 2003-60 1A1	4.735%	2/25/34	849,119	793,671
Countrywide Home Loans 2003-HYB1 1A1	6.748%	5/19/33	49,691	49,617
Countrywide Home Loans 2006-3 1A2	3.225%	3/25/36	591,407	339,610
Deutsche Mortgage Securities Inc. 2004-4 7AR2	3.345%	6/25/34	482,776	442,799
First Horizon Alternative Mortgage Securities 2005-AA12 1A1	5.925%	2/25/36	600,124	518,213
Greenpoint Mortgage Funding Trust 2006-AR2 1A2	2.643%	4/25/36	4,181,181	2,808,387
Greenpoint Mortgage Funding Trust 2006-AR3 3A1	2.623%	4/25/36	864,422	608,331
GSR Mortgage Loan Trust 2006-0A1 2A2	2.859%	8/25/46	709,035	368,871
Harborview Mortgage Loan Trust 2006-13 A	2.678%	11/19/46	646,232	462,620
Harborview Mortgage Loan Trust 2006-14 2A1A	2.648%	1/25/47	1,327,335	929,393
Harborview Mortgage Loan Trust 2007-7 2A1A	3.895%	11/25/47	1,680,302	1,226,620
Impac CMB Trust 2004-5 1A1	2.753%	10/25/34	310,636	248,084
Impac CMB Trust 2004-6 1A2	3.173%	10/25/34	450,217	359,597
Impac CMB Trust 2005-7 A1	2.653%	11/25/35	603,221	489,115
Impac Secured Assets Corp. 2004-3 1A4	2.793%	11/25/34	23,255	16,994
Impac Secured Assets Corp. 2005-2	2.713%	3/25/36	482,691	359,793
Lehman XS Trust 2006-GP2 1A1A	2.463%	6/25/46	378,298	350,410
Merit Securities Corp. 11PA B2	3.883%	9/28/32	49,758	46,246	A
Merrill Lynch Mortgage Investors Trust 2004-A3 4A3	5.031%	5/25/34	1,388,131	1,319,414
Residential Accredit Loans Inc. 2007-Q01 A1	2.543%	2/25/47	3,540,987	2,612,789
Structured Adjustable Rate Mortgage Loan Trust 2004-7 A1	2.663%	6/25/34	25,936	23,636

Quarterly Report to Shareholders	9

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	2.713%	10/25/35	$1,917,320	$1,446,043
Structured Asset Mortgage Investments Inc. 2003-AR2 A1	2.868%	12/19/33	125,782	108,561
Structured Asset Mortgage Investments Inc. 2006-AR6	2.583%	7/25/46	2,226,170	1,327,413
Structured Asset Mortgage Investments Inc. 2007-AR4 A1	2.593%	9/25/47	1,906,623	1,839,505
Structured Asset Securities Corp. 2002-08A 7A1	6.137%	5/25/32	109,489	108,335
Structured Asset Securities Corp. 2002-11A 1A1	6.310%	6/25/32	31,263	30,843
Structured Asset Securities Corp. 2002-16A 1A1	7.220%	8/25/32	250,904	250,543
Structured Asset Securities Corp. 2002-18A 1A1	7.150%	9/25/32	23,496	23,443
Structured Asset Securities Corp. 2004-NP1 A	2.999%	9/25/33	296,568	269,381	A
Thornburg Mortgage Securities Trust 2004-1 I2A	2.843%	3/25/44	53,552	52,569
Thornburg Mortgage Securities Trust 2005-3 A1	2.623%	10/25/45	172,152	170,566
Thornburg Mortgage Securities Trust 2005-3 A4	2.663%	10/25/45	705,351	701,339
Thornburg Mortgage Securities Trust 2006-1	2.563%	1/25/46	719,374	710,871
WaMu Mortgage Pass- Through Certificates 2006-AR11 3A1A	4.714%	9/25/46	2,959,934	2,156,589
WaMu Mortgage Pass-Through Certificates 2006-AR2 A1A	4.734%	4/25/46	4,979,285	3,563,955
WaMu Mortgage Pass-Through Certificates 2006-AR3 A1A	4.764%	5/25/46	3,958,429	3,206,327
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA	4.764%	6/25/46	2,123,955	1,521,615
WaMu Mortgage Pass-Through Certificates 2006-AR6 2A	4.754%	8/25/46	2,884,085	2,011,199

				44,149,032

Variable Rate SecuritiesD — 3.8%
Adjustable Rate Mortgage Trust 2004-1 4A1	5.549%	1/25/35	5,055,545	4,601,051
Banc of America Funding Corp. 2006-D 6A1	5.993%	5/20/36	1,466,052	1,063,692
Bear Stearns Adjustable Rate Mortgage Trust 2004-12 1A1	6.637%	2/25/35	177,270	137,261
Bear Stearns Alt-A Trust 2003-5 2A1	4.993%	12/25/33	819,037	728,398
Bear Stearns Alt-A Trust 2005 -10 21A1	5.742%	1/25/36	574,937	430,823
BlackRock Capital Finance LP 1996-R1	9.584%	9/25/26	426,229	191,851
MASTR Adjustable Rate Mortgages Trust 2003-3 3A4	4.626%	9/25/33	2,715,777	2,412,692
Morgan Stanley Mortgage Loan Trust 2004-6AR	6.109%	8/25/34	134,394	122,373
Morgan Stanley Mortgage Loan Trust 2006-3AR 2A3	5.819%	3/25/36	704,287	542,721
Nomura Asset Acceptance Corp. 2006-AF2 4A	6.539%	8/25/36	757,485	517,105
Sequoia Mortgage Trust 2007-4 4A1	6.030%	7/20/47	1,773,301	1,653,650
Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1	5.893%	11/25/34	73,281	64,662
Structured Adjustable Rate Mortgage Loan Trust 2004-4 3A2	4.590%	4/25/34	1,210,946	1,154,393
Structured Adjustable Rate Mortgage Loan Trust 2005-20 4A1	5.938%	10/25/35	2,477,908	2,050,256

10	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
Thornburg Mortgage Securities Trust 2007-4 2A1	6.216%	9/25/37	$1,793,214	$1,712,753
Thornburg Mortgage Securities Trust 2007-4 3A1	6.214%	9/25/37	1,656,014	1,572,286
Wells Fargo Mortgage-Backed Securities Trust 2005-AR9 4A1	4.302%	5/25/35	747,187	736,759

				19,692,726

Total Mortgage-Backed Securities (Cost — $78,927,476)				65,054,289

Loan Participations and AssignmentsE — 9.5%
Aerospace and Defense — 0.3%
Dubai Aerospace Enterprise, Term Loan, Tranche B1	6.450% to 6.650%	7/30/08	287,234	276,822
Dubai Aerospace Enterprise, Term Loan, Tranche B2	6.630% to 6.650%	7/30/08	285,305	274,962
TransDigm Inc., Term Loan, Tranche B	4.801%	9/23/08	1,000,000	969,063

				1,520,847

Airlines — 0.1%
Delta Air Lines Inc., Second Lien Term Loan	6.149%	7/30/08	990,000	645,975

Auto Components — 0.2%
Allison Transmission Inc., Term Loan, Tranche B	5.230% to 5.470%	9/10/08	992,500	883,531

Automobiles — 0.2%
Chrysler Financial Services NA LLC, First Lien Term Loan	6.780%	9/15/08	992,500	813,850

Commercial Services and Supplies — 0.4%
Aramark Corp., Letter of Credit	5.025%	7/7/08	131,683	124,156
Aramark Corp., Term Loan, Tranche B	4.676%	9/30/08	2,072,776	1,954,299

				2,078,455

Computers and Peripherals — 0.3%
CCG, Term Loan, Tranche B	4.483% to 4.800%	9/30/08	885,000	867,853
SunGard Data Systems Inc., Term Loan, Tranche B	4.508%	8/8/08	982,513	928,843

				1,796,696

Containers and Packaging — 0.4%
Amscan Holdings Inc., Term Loan, Tranche B	4.733% to 6.250%	9/30/08	990,000	871,200
Graham Packaging Co. LP, Term Loan, Tranche B	4.875% to 5.063%	9/30/08	987,500	945,531

				1,816,731

Quarterly Report to Shareholders	11

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Distributors — 0.1%
Keystone Automotive Industries Inc., Term Loan, Tranche B	5.950% to 6.399%	8/27/08	$955,754	$759,825

Diversified Consumer Services — 0.2%
Thomson Medical Education, Term Loan, Tranche B	4.980%	7/30/08	992,500	898,709

Electric Utilities — 0.2%
TXU, Term Loan, Tranche B2	5.948% to 6.478%	8/11/08	1,243,750	1,150,123

Energy Equipment and Services — 0.2%
Brand Energy, Term Loan, Tranche B	6.063% to 6.188%	9/30/08	990,600	931,164

Health Care Providers and Services — 1.1%
Community Health Systems Inc., Term Loan, Tranche B	4.733% to 4.899%	8/29/08	2,267,560	2,134,558
Community Health, Delayed Draw Term Loan	1.000%	9/30/08	116,009	109,205
Davita Inc., Term Loan, Tranche B1	3.990% to 4.220%	8/26/08	1,000,000	959,375
HCA Inc., Term Loan, Tranche B	5.051%	9/30/08	985,000	923,725
IASIS Healthcare Corp., Delayed Draw Term Loan	4.483%	7/30/08	238,891	225,951
IASIS Healthcare Corp., Letter of Credit	6.631%	7/7/08	63,704	60,253
IASIS Healthcare Corp., Term Loan	4.483%	7/30/08	690,414	653,016
Sheridan Healthcare Inc., Term Loan, Tranche B	5.209% to 5.300%	9/30/08	990,000	878,625

				5,944,708

Hotels, Restaurants and Leisure — 0.7%
Harrah’s Entertainment Inc., Term Loan B	5.801% to 5.920%	9/30/08	997,500	909,526
Las Vegas Sands LLC, Delayed Term Loan	4.550%	9/30/08	200,000	182,083
Las Vegas Sands LLC, Term Loan, Tranche B	4.450%	9/30/08	792,000	721,050
Quiznos LLC, First Lien Term Loan	4.813%	9/30/08	984,925	855,900
Wimar Opco LLC, Term Loan, Tranche B	10.750%	9/30/08	947,645	912,405

				3,580,964

Independent Power Producers and Energy Traders — 0.2%
NRG Energy Inc., Term Loan	4.301%	9/30/08	1,271,287	1,208,605

IT Services — 0.6%
First Data Corp., Term Loan B2	5.231% to 5.552%	9/30/08	3,344,725	3,067,113

Machinery — 0.3%
Nacco Materials Handling Group, Term Loan	4.483% to 6.000%	11/17/08	984,925	876,583

12	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Machinery — Continued
Oshkosh Truck Corp., Term Loan, Tranche B	4.200% to 4.430%	9/8/08	$977,500	$914,777

				1,791,360

Media — 1.8%
Cedar Fair LP, Term Loan, Tranche B	4.483%	7/31/08	980,000	926,916
Charter Communications Operating LLC, Term Loan	4.900%	7/30/08	995,000	871,755
Citadel Communication Group, Term Loan, Tranche B	4.115% to 4.435%	9/30/08	1,000,000	865,000
CSC Holdings Inc., Incremental Term Loan	4.225%	7/14/08	979,950	929,426
Idearc Inc., Term Loan, Tranche B	4.490% to 4.800%	9/30/08	985,000	785,264
Insight Midwest Holdings LLC, Term Loan, Tranche B	4.690%	7/2/08	675,000	647,253
Lodgenet Entertainment Corp., Term Loan, Tranche B	4.810%	9/30/08	982,000	902,212
Nielsen Finance LLC, Term Loan, Tranche B	4.734%	8/8/08	982,506	914,608
Tribune Co., Tranche B	5.482%	7/21/08	990,000	743,738
Univision Communications, Term Loan, Tranche B	4.733% to 5.149%	7/31/08	1,000,000	819,750
UPC Broadband Holding, Term Loan, Tranche N1	4.209%	7/1/08	1,000,000	942,500

				9,348,422

Metals and Mining — 0.2%
Noranda Aluminum Acquisition Corp., Term Loan	4.469%	8/19/08	925,765	888,734

Multiline Retail — 0.4%
Dollar General Corp., Term Loan, Tranche B	5.649%	7/31/08	1,000,000	931,111
Neiman Marcus Group Inc., Term Loan	4.422%	9/8/08	1,000,000	951,250

				1,882,361

Oil, Gas and Consumable Fuels — 0.3%
Alpha Natural Resources, Term Loan B	4.551%	9/30/08	941,919	920,726
Ashmore Energy, Term Loan	5.800%	9/30/08	884,492	802,677
Ashmore Energy, Term Loan	5.801%	9/30/08	95,952	87,076

				1,810,479

Paper and Forest Products — 0.2%
Georgia-Pacific Corp., First Lien Term Loan	4.399% to 4.551%	9/30/08	979,900	923,862

Personal Products — 0.2%
Bausch and Lomb Inc., Term Loan, Tranche B	6.051%	9/30/08	798,000	780,461
Bausch and Lomb Inc., Term Loan, Tranche B	6.051%	9/30/08	198,000	193,648

				974,109

Road and Rail — 0.1%
Swift Transportation, Term Loan	6.125%	8/1/08	883,721	705,872

Quarterly Report to Shareholders	13

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Semiconductors and Semiconductor Equipment — 0.3%
Freescale Semiconductor, Term Loan, Tranche B	4.209%	7/1/08	$985,000	$889,209
Sensata Technologies, Term Loan, Tranche B	4.663%	7/29/09	980,000	905,683

				1,794,892

Specialty Retail — 0.2%
Michaels Stores Inc., Term Loan B	5.000% to 5.750%	7/31/08	989,950	821,040

Wireless Telecommunication Services — 0.3%
ALLTEL Corp., Term Loan B2	5.564%	9/17/08	1,492,484	1,481,664

Total Loan Participations and Assignments (Cost — $53,560,384)				49,520,091

U.S. Government and Agency Obligations — 3.3%
Fixed Rate Securities — 1.4%
United States Treasury Notes	3.875%	5/15/18	7,000,000	6,941,487

Treasury Inflation-Protected SecuritiesJ — 1.9%
United States Treasury Inflation-Protected Security	2.500%	7/15/16	2,073,864	2,266,020
United States Treasury Inflation-Protected Security	2.375%	1/15/17	4,451,867	4,818,799
United States Treasury Inflation-Protected Security	2.000%	1/15/26	108,214	107,293
United States Treasury Inflation-Protected Security	2.375%	1/15/27	2,651,950	2,780,195

				9,972,307

Total U.S. Government and Agency Obligations (Cost — $16,029,023)				16,913,794

U.S. Government Agency Mortgage-Backed Securities — 44.1%
Fixed Rate Securities — 27.7%
Fannie Mae	5.000%	12/1/38	26,030,000	24,939,389	K
Fannie Mae	5.500%	12/1/38	75,500,000	74,367,188	K
Fannie Mae	6.000%	12/1/38	13,700,000	13,819,875	K
Freddie Mac	5.500%	12/1/37	28,579,618	28,188,493
Freddie Mac	6.000%	12/1/37	2,592,782	2,621,900

				143,936,845

Indexed SecuritiesE — 16.4%
Fannie Mae	5.870%	3/1/36	4,962,761	4,973,828
Fannie Mae	5.872%	6/1/36	1,513,542	1,543,563
Fannie Mae	5.593%	12/1/36	1,318,587	1,339,424
Fannie Mae	6.436%	1/1/37	4,347,151	4,473,764
Fannie Mae	5.697%	4/1/37	5,301,394	5,364,241
Fannie Mae	5.867%	4/1/37	3,269,106	3,320,129
Fannie Mae	6.229%	4/1/37	3,656,803	3,754,265
Fannie Mae	5.871%	8/1/37	16,705,003	16,950,825
Freddie Mac	5.513%	1/1/36	2,682,481	2,710,779
Freddie Mac	5.988%	6/1/36	1,727,739	1,767,823
Freddie Mac	5.740%	7/1/36	7,550,655	7,712,718
Freddie Mac	6.484%	9/1/36	565,988	585,875

14	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Freddie Mac	6.143%	12/1/36	$4,658,304	$4,769,722
Freddie Mac	5.594%	1/1/37	1,048,178	1,063,084
Freddie Mac	5.885%	2/1/37	1,036,462	1,052,940
Freddie Mac	5.812%	5/1/37	1,115,366	1,132,242
Freddie Mac	5.887%	5/1/37	3,049,675	3,097,542
Freddie Mac	5.942%	5/1/37	444,220	452,642
Freddie Mac	6.046%	5/1/37	7,958,999	8,112,077
Freddie Mac	5.796%	6/1/37	569,766	578,524
Freddie Mac	5.805%	8/1/37	2,071,425	2,095,476
Freddie Mac	5.957%	8/1/37	1,973,663	1,998,677
Freddie Mac	6.212%	9/1/37	6,477,616	6,602,519

				85,452,679

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $229,808,045)				229,389,524

Yankee BondsL — 4.7%
Commercial Banks — 2.6%
Glitnir Banki Hf	6.375%	9/25/12	680,000	584,476	A
Glitnir Banki Hf	6.693%	6/15/16	1,810,000	1,163,939	A,C
Glitnir Banki Hf	7.451%	9/14/49	100,000	60,185	A,C
HBOS Capital Funding LP	6.071%	6/30/49	230,000	198,855	A,C
HSBK Europe BV	7.250%	5/3/17	1,480,000	1,287,600	A
ICICI Bank Ltd.	6.375%	4/30/22	1,422,000	1,274,355	A,C
ICICI Bank Ltd.	6.375%	4/30/22	590,000	532,966	A,C
Kaupthing Bank Hf	7.125%	5/19/16	240,000	169,129	A
Landsbanki Islands Hf	6.100%	8/25/11	2,190,000	1,930,761	A
Natixis	10.000%	4/29/49	1,300,000	1,326,000	A,C
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	300,000	210,688	A,C
TuranAlem Finance BV	8.250%	1/22/37	1,330,000	1,110,550	A
TuranAlem Finance BV	8.250%	1/22/37	1,390,000	1,162,387	A
VTB Capital SA for Vneshtorgbank	3.384%	8/1/08	2,651,000	2,624,490	A,E

				13,636,381

Diversified Financial Services — 0.3%
TNK-BP Finance SA	7.500%	7/18/16	550,000	520,410	A
TNK-BP Finance SA	7.500%	7/18/16	781,000	743,902	A
TNK-BP Finance SA	6.625%	3/20/17	200,000	177,000	A
TNK-BP Finance SA	6.625%	3/20/17	342,000	302,670	A

				1,743,982

Diversified Telecommunication Services — 0.4%
Intelsat Bermuda Ltd.	9.250%	6/15/16	250,000	251,875
NTL Cable PLC	9.125%	8/15/16	340,000	318,750
VIP Finance Ireland Ltd	8.375%	4/30/13	940,000	926,677	A

Quarterly Report to Shareholders	15

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Diversified Telecommunication Services — Continued
Wind Acquisition Finance SA	10.750%	12/1/15	$300,000		$315,000	A

					1,812,302

Energy Equipment and Services — 0.1%
Compagnie Generale de Geophysique-Veritas	7.750%	5/15/17	250,000		250,313

Food and Staples Retailing — 0.6%
Delhaize Group	6.500%	6/15/17	3,014,000		3,040,279

Metals and Mining — 0.6%
Evraz Group SA	8.875%	4/24/13	750,000		750,900	A
Novelis Inc.	7.250%	2/15/15	440,000		415,800
Vale Overseas Ltd.	6.875%	11/21/36	1,356,000		1,259,364
Vedanta Resources PLC	8.750%	1/15/14	630,000		632,369	A

					3,058,433

Oil, Gas and Consumable Fuels — N.M.
Teekay Shipping Corp.	8.875%	7/15/11	140,000		151,375

Paper and Forest Products — 0.1%
Abitibi-Consolidated Co. of Canada	15.500%	7/15/10	137,000		107,545	A
Abitibi-Consolidated Co. of Canada	13.750%	4/1/11	500,000		527,500	A

					635,045

Total Yankee Bonds (Cost — $26,533,009)					24,328,110

Foreign Government Obligations — 2.5%
Brazil Notas do Tesouro Nacional Series B	6.000%	5/15/17	616,000	BRL	614,020
Brazil Notas do Tesouro Nacional Series F	10.000%	1/1/12	713,000	BRL	388,166
Commonwealth of Australia	4.000%	8/20/20	1,730,000	AUD	2,616,007	M
Federative Republic of Brazil	10.000%	1/1/10	1	BRL	558
Federative Republic of Brazil	10.000%	7/1/10	4,452	BRL	2,549,382
Federative Republic of Brazil	6.000%	5/15/15	591	BRL	592,031	M
Government of Indonesia	10.250%	7/15/27	10,665,000,000	IDR	893,702
Kingdom of Sweden Inflation-Protected Notes	3.500%	12/1/28	15,000,000	SEK	3,819,452	M
Republic of Argentina	2.000%	1/3/10	875,140	ARS	570,588	M
United Kingdom Treasury Gilt	1.250%	11/22/55	384,016	GBP	1,034,692	M

Total Foreign Government Obligations (Cost — $11,472,598)					13,078,598

Preferred Stocks — N.M.
Fannie Mae	7.000%		1,900	shs	89,597	E

Total Preferred Stocks (Cost — $101,080)					89,597

Total Long-Term Securities (Cost — $613,371,307)					579,262,007

16	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†		Value
Short-Term Securities — 10.1%
U.S. Government and Agency Obligations — 0.6%
Fannie Mae	0.000%	12/15/08	$3,028,000		$2,992,742	N,O

Foreign Government Obligations — 1.5%
Bank Negara Malaysia Monetary Notes	0.000%	7/17/08	2,989,000	MYR	913,441	N
Bank Negara Malaysia Monetary Notes	0.000%	8/5/08	3,200,000	MYR	973,057	N
Bank Negara Malaysia Monetary Notes	0.000%	8/7/08	146,000	MYR	44,529	N
Bank Negara Malaysia Monetary Notes	0.000%	8/28/08	586,000	MYR	178,382	N
Bank Negara Malaysia Monetary Notes	0.000%	11/13/08	584,000	MYR	176,459	N
Egypt Treasury Bills	0.000%	10/28/08	4,175,000	EGP	764,396	N
Egypt Treasury Bills	0.000%	11/11/08	10,350,000	EGP	1,894,598	N
Egypt Treasury Bills	0.000%	11/11/08	925,000	EGP	169,324	N
Egypt Treasury Bills	0.000%	3/3/09	900,000	EGP	161,734	N
Egypt Treasury Bills	0.000%	3/17/09	2,300,000	EGP	412,380	N
Egypt Treasury Bills	0.000%	3/24/09	12,775,000	EGP	2,283,075	N

					7,971,375

Options PurchasedP — 0.1%
Barclays Swaption Put, September 2008, Strike Price $2.60			4,500,000	Q	171,000
Eurodollar Futures Call, September 2008, Strike Price $98.00			310	Q	3,875
Goldman Swaption Put, September 2008, Strike Price $1.10			6,100,000	Q	112,240

					287,115

Repurchase Agreement — 7.9%
Lehman Brothers Inc. 2.10%, dated 6/30/08, to be repurchased at $40,795,380 on 7/1/08 (Collateral: $40,300,000 Fannie Mae notes, 6.12%, due 8/24/27, value $41,608,944)			40,793,000		40,793,000

Total Short-Term Securities (Cost — $51,925,902)					52,044,232

Total Investments — 121.5% (Cost — $665,297,209) R					631,306,239
Other Assets Less Liabilities — (21.5)%					(111,516,052)

Net Assets — 100.0%					$519,790,187

Net Asset Value Per Share:
Institutional Class					$9.39

Financial Intermediary Class					$9.38

		Expiration	Actual Contracts		Appreciation/ (Depreciation)
Futures Contracts PurchasedP
Eurodollar Futures		September 2008	127		(125,498)
Eurodollar Futures		March 2009	609		(730,708)
Eurodollar Futures		December 2009	249		(557,845)
German Federal Republic Bond Futures		September 2008	45		(127,253)
German Federal Republic Bond Futures		September 2008	75		(178,137)
LIBOR Futures		March 2009	86		(790)
U.S. Treasury Note Futures		September 2008	270		(66,256)
U.S. Treasury Note Futures		September 2008	7		(176)

					$(1,786,663)

Quarterly Report to Shareholders	17

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts WrittenP
Eurodollar Futures	June 2009	57	(177,172)
U.S. Treasury Bond Futures	September 2008	30	(15,564)
U.S. Treasury Note Futures	September 2008	601	(15,399)

			$(208,135)

Options WrittenP
Barclays Swaption Put, Strike Price $3.30	September 2008	9,000,000	(99,900)
Barclays Swaption Put, Strike Price $5.00	June 2009	15,600,000	56,216
Eurodollar Futures Call, Strike Price $97.63	March 2009	254	86,043
Eurodollar Futures Call, Strike Price $98.25	September 2008	310	35,262
Eurodollar Futures Put, Strike Price $97.25	September 2008	310	(156,550)
Goldman Swaption Put, Strike Price $1.55	September 2008	12,200,000	(39,345)
U.S. Treasury Note Futures Call, Strike Price $113.00	August 2008	223	(280,834)
U.S. Treasury Note Futures Call, Strike Price $117.00	August 2008	75	13,688
U.S. Treasury Note Futures Put, Strike Price $109.00	August 2008	223	354
U.S. Treasury Note Futures Put, Strike Price $110.00	August 2008	75	25,750

			$(359,316)

Counterparty	Settlement	Contract to				Unrealized Gain
	Date	Receive		Deliver		(Loss)
JPMorgan Chase Bank	7/9/2008	IDR	14,904,000,000	USD	1,600,000	13,886
JPMorgan Chase Bank	7/9/2008	INR	32,072,000	USD	800,000	(55,935)
HSBC Bank USA	7/8/2008	PHP	55,477,750	USD	1,325,000	(90,011)
Citibank NA	8/5/2008	JPY	173,092,800	USD	1,690,376	(54,039)
Credit Suisse First Boston (London)	8/5/2008	JPY	380,220,380	USD	3,707,659	(113,236)
Citibank NA	8/5/2008	USD	1,140,060	CAD	1,150,138	11,313
Citibank NA	8/5/2008	USD	10,530,488	EUR	6,656,945	61,338
Citibank NA	8/5/2008	USD	11,188,950	GBP	5,697,950	(133,583)
Credit Suisse First Boston (London)	8/5/2008	USD	1,510,929	GBP	767,515	(14,217)
JPMorgan Chase Bank	9/16/2008	INR	19,855,900	USD	457,826	(2,305)
UBS AG London	9/16/2008	INR	29,745,300	USD	698,438	(7,042)

						(383,831)

N.M.	Not Meaningful.
A	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 8.88% of net assets.
B	Convertible Security—Security may be converted into the issuer’s common stock.
C	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
D	The coupon rates shown on variable rate securities are the rates at June 30, 2008. These rates vary with the weighted average coupon of the underlying loans.

18	Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

E	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2008.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	Bond is in default as of June 30, 2008.
I	Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
J	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
K	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
L	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
M	Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
N	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
O	All or a portion of this security is collateral to cover futures and options contracts written.
P	Options and futures are described in more detail in the notes to financial statements.
Q	Par represents actual number of contracts.
R	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,578,554
Gross unrealized depreciation	$(39,569,524)

Net unrealized appreciation	$(33,990,970)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
SEK	— Swedish Krona

Quarterly Report to Shareholders	1

Portfolio of Investments

Western Asset Core Bond Portfolio

June 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 105.0%
Corporate Bonds and Notes — 18.6%
Aerospace and Defense — N.M.
United Technologies Corp.	5.400%	5/1/35	$1,460,000	$1,356,590

Airlines — 0.9%
Continental Airlines Inc.	6.900%	1/2/18	2,229,373	2,056,596
Continental Airlines Inc.	6.820%	5/1/18	548,237	476,445
Continental Airlines Inc.	6.545%	2/2/19	4,331,307	3,963,146
Delta Air Lines Inc.	7.379%	5/18/10	3,710,151	3,580,296
Delta Air Lines Inc.	7.570%	11/18/10	12,026,000	11,364,570
Delta Air Lines Inc.	7.111%	9/18/11	15,600,000	14,430,000
Delta Air Lines Inc.	6.821%	8/10/22	7,101,725	5,929,941	A
Northwest Airlines Corp.	7.575%	3/1/19	5,973,541	5,697,798
Southwest Airlines Co.	5.125%	3/1/17	2,640,000	2,242,033	B
US Airways Pass-Through Trust	6.850%	1/30/18	10,091,178	9,079,776

				58,820,601

Automobiles — 0.2%
DaimlerChrysler NA Holding Corp.	7.200%	9/1/09	1,240,000	1,275,415
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	700,000	709,003
Ford Motor Co.	7.450%	7/16/31	13,410,000	7,811,325	B

				9,795,743

Building Products — 0.1%
Masco Corp.	7.125%	8/15/13	3,320,000	3,307,019
Masco Corp.	6.125%	10/3/16	4,120,000	3,733,276

				7,040,295

Capital Markets — 1.6%
Goldman Sachs Capital II	5.793%	12/29/49	770,000	535,427	C
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	1,300,000	848,250	C
Lehman Brothers Holdings Inc.	6.200%	9/26/14	4,370,000	4,171,025
Lehman Brothers Holdings Inc.	6.500%	7/19/17	23,840,000	22,054,837
Lehman Brothers Holdings Inc.	4.476%	9/15/22	30,640,000	29,413,800	D
Merrill Lynch and Co. Inc.	6.110%	1/29/37	3,510,000	2,787,663
Morgan Stanley	4.750%	4/1/14	3,070,000	2,797,476
Morgan Stanley	3.184%	10/18/16	4,040,000	3,504,446	D
The Bear Stearns Cos. Inc.	5.550%	1/22/17	7,855,000	7,259,795	B
The Bear Stearns Cos. Inc.	6.400%	10/2/17	17,120,000	16,917,830
The Goldman Sachs Group Inc.	5.625%	1/15/17	9,935,000	9,205,344

				99,495,893

Commercial Banks — 0.7%
Bank One Corp.	7.875%	8/1/10	4,500,000	4,763,264
Bank One Corp.	5.900%	11/15/11	2,000,000	2,037,628
HBOS Treasury Services PLC	5.250%	2/21/17	2,500,000	2,458,335	A
Rabobank Capital Funding Trust II	5.260%	12/31/49	470,000	430,555	A,C
Rabobank Capital Funding Trust III	5.254%	12/31/49	3,030,000	2,602,125	A,C
SunTrust Capital VIII	6.100%	12/15/36	14,970,000	11,889,069	C
Wachovia Capital Trust III	5.800%	3/15/49	6,130,000	4,168,400	C

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Banks — Continued
Wachovia Corp.	5.750%	6/15/17	$16,100,000	$14,847,822
Wells Fargo Capital X	5.950%	12/15/36	1,890,000	1,714,519

				44,911,717

Commercial Services and Supplies — 0.2%
Waste Management Inc.	6.875%	5/15/09	2,000,000	2,039,458
Waste Management Inc.	6.375%	11/15/12	2,530,000	2,595,962
Waste Management Inc.	5.000%	3/15/14	3,440,000	3,294,024
Waste Management Inc.	7.125%	12/15/17	6,000,000	6,423,168

				14,352,612

Communications Equipment — 0.1%
Motorola Inc.	8.000%	11/1/11	5,600,000	5,718,692

Consumer Finance — 1.9%
American Express Co.	6.800%	9/1/66	4,460,000	4,123,466	C
American General Finance Corp.	6.900%	12/15/17	4,070,000	3,547,270
Capital One Financial Corp.	6.150%	9/1/16	3,170,000	2,794,482
Ford Motor Credit Co.	7.375%	10/28/09	50,175,000	45,698,336
Ford Motor Credit Co.	7.875%	6/15/10	6,310,000	5,446,521
Ford Motor Credit Co.	7.375%	2/1/11	6,435,000	5,222,105
Ford Motor Credit Co.	7.250%	10/25/11	5,910,000	4,580,020
GMAC LLC	5.625%	5/15/09	9,550,000	8,842,335	B
GMAC LLC	7.750%	1/19/10	5,355,000	4,579,227
GMAC LLC	7.250%	3/2/11	820,000	602,709
GMAC LLC	0.000%	6/15/15	220,000	66,180	E
SLM Corp.	5.375%	5/15/14	3,000,000	2,635,596
SLM Corp.	5.625%	8/1/33	42,895,000	32,297,790

				120,436,037

Diversified Financial Services — 2.4%
Air 2 US	8.027%	10/1/19	10,223,652	9,047,932	A
BAC Capital Trust XIV	5.630%	12/31/49	500,000	390,165	C
Citigroup Inc.	6.125%	8/25/36	2,000,000	1,691,512
Citigroup Inc.	5.875%	5/29/37	17,000,000	14,455,950
Citigroup Inc.	6.875%	3/5/38	17,330,000	16,723,363
Dryden Investor Trust	7.157%	7/23/08	2,222,559	2,224,359	A
General Electric Capital Corp.	6.375%	11/15/67	22,960,000	21,715,775	C
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	12,080,000	10,145,388	A,C
HSBC Finance Corp.	8.000%	7/15/10	690,000	721,534
HSBC Finance Corp.	7.000%	5/15/12	700,000	725,060
HSBC Finance Corp.	6.375%	11/27/12	440,000	451,176
ILFC E-Capital Trust II	6.250%	12/21/65	4,160,000	3,472,202	A,C
J.P. Morgan and Co. Inc.	5.886%	2/15/12	2,000,000	2,050,940	D
JPMorgan Chase and Co.	5.750%	1/2/13	3,770,000	3,794,418
Kaupthing Bank Hf	7.625%	2/28/15	20,280,000	18,318,924	A,F
Liberty Media LLC	7.875%	7/15/09	9,000,000	9,087,588
Liberty Media LLC	3.750%	2/15/30	290,000	148,263	G
PHH Corp.	7.125%	3/1/13	5,010,000	4,485,062
Sigma Finance Inc.	8.500%	8/11/16	17,200,000	11,524,000	A,H
Sigma Finance Inc.	8.000%	6/22/17	19,210,000	11,333,900	A,H
TNK-BP Finance SA	7.875%	3/13/18	6,420,000	6,179,250	A

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
Unilever Capital Corp.	7.125%	11/1/10	$1,730,000	$1,846,114

				150,532,875

Diversified Telecommunication Services — 0.2%
AT&T Inc.	5.100%	9/15/14	4,960,000	4,862,144
BellSouth Corp.	4.750%	11/15/12	440,000	432,394
BellSouth Corp.	5.200%	9/15/14	4,270,000	4,207,944
CenturyTel Inc.	6.000%	4/1/17	4,120,000	3,709,195
Verizon Global Funding Corp.	7.250%	12/1/10	2,220,000	2,356,863
Verizon Global Funding Corp.	7.375%	9/1/12	5,000	5,395

				15,573,935

Electric Utilities — 0.4%
Exelon Corp.	5.625%	6/15/35	345,000	297,360
FirstEnergy Corp.	6.450%	11/15/11	290,000	297,569
FirstEnergy Corp.	7.375%	11/15/31	10,610,000	11,537,293
Pacific Gas and Electric Co.	6.050%	3/1/34	940,000	906,379
Pacific Gas and Electric Co.	5.800%	3/1/37	7,330,000	6,833,942
Progress Energy Inc.	7.100%	3/1/11	1,488,000	1,565,730
The Cleveland Electric Illuminating Co.	5.700%	4/1/17	630,000	599,207
The Detroit Edison Co.	6.125%	10/1/10	920,000	957,486

				22,994,966

Food and Staples Retailing — 0.8%
CVS Lease Pass-Through Trust	6.117%	1/10/13	1,534,181	1,520,741	A
CVS Lease Pass-Through Trust	6.036%	12/10/28	35,373,842	32,845,674	A
The Kroger Co.	6.400%	8/15/17	580,000	591,575
The Kroger Co.	6.150%	1/15/20	850,000	841,003
Wal-Mart Stores Inc.	5.800%	2/15/18	9,150,000	9,473,855
Wal-Mart Stores Inc.	6.200%	4/15/38	5,410,000	5,315,617

				50,588,465

Food Products — 0.2%
General Mills Inc.	5.700%	2/15/17	3,580,000	3,548,560
H.J. Heinz Co.	6.428%	12/1/08	6,650,000	6,708,054	A
Sara Lee Corp.	6.250%	9/15/11	5,500,000	5,630,950

				15,887,564

Gas Utilities — 0.1%
Southern Natural Gas Co.	8.000%	3/1/32	7,390,000	7,982,478

Health Care Providers and Services — 1.0%
AmerisourceBergen Corp.	5.625%	9/15/12	3,520,000	3,498,795
AmerisourceBergen Corp.	5.875%	9/15/15	3,050,000	2,979,338
Cardinal Health Inc.	5.800%	10/15/16	3,530,000	3,454,832
Cardinal Health Inc.	5.850%	12/15/17	12,985,000	12,699,343
HCA Inc.	5.750%	3/15/14	35,430,000	29,495,475
Tenet Healthcare Corp.	6.375%	12/1/11	2,500,000	2,393,750
Tenet Healthcare Corp.	7.375%	2/1/13	6,584,000	6,188,960
WellPoint Inc.	5.875%	6/15/17	900,000	869,926

				61,580,419

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Hotels, Restaurants and Leisure — 0.1%
Marriott International Inc.	5.810%	11/10/15	$4,400,000	$4,046,847
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	3,050,000	3,103,525

				7,150,372

Household Durables — 0.1%
Pulte Homes Inc.	8.125%	3/1/11	3,480,000	3,427,800

Independent Power Producers and Energy Traders — 0.1%
TXU Corp.	6.500%	11/15/24	1,090,000	804,204
TXU Corp.	6.550%	11/15/34	9,930,000	7,234,780

				8,038,984

Industrial Conglomerates — 0.1%
Tyco International Group SA	7.000%	12/15/19	3,380,000	3,332,859	A

Insurance — 1.4%
American International Group Inc.	5.850%	1/16/18	2,370,000	2,220,342
American International Group Inc.	6.250%	3/15/37	12,690,000	9,933,288
ASIF Global Financing XIX	4.900%	1/17/13	1,210,000	1,162,509	A
Marsh and McLennan Cos. Inc.	5.150%	9/15/10	3,070,000	3,049,419
MetLife Inc.	6.400%	12/15/36	46,870,000	40,923,087
The Travelers Cos. Inc.	6.250%	3/15/37	37,460,000	32,183,459	C

				89,472,104

IT Services — 0.1%
Electronic Data Systems Corp.	7.125%	10/15/09	7,685,000	7,925,279

Leisure Equipment and Products — 0.5%
Eastman Kodak Co.	7.250%	11/15/13	34,680,000	33,726,300

Media — 0.8%
CBS Corp.	7.625%	1/15/16	2,750,000	2,866,726
Clear Channel Communications Inc.	4.250%	5/15/09	2,130,000	2,055,450
Clear Channel Communications Inc.	6.250%	3/15/11	5,580,000	4,729,050	B
Clear Channel Communications Inc.	5.500%	9/15/14	790,000	474,000
Comcast Corp.	6.500%	1/15/15	1,200,000	1,218,550
Comcast Corp.	6.500%	1/15/17	1,500,000	1,508,916
Comcast Corp.	6.950%	8/15/37	3,130,000	3,078,634
Comcast MO of Delaware Inc.	9.000%	9/1/08	2,200,000	2,209,744
Cox Communications Inc.	7.875%	8/15/09	9,640,000	9,889,628
News America Inc.	6.200%	12/15/34	105,000	96,829
News America Inc.	6.650%	11/15/37	700,000	683,503	A
Time Warner Inc.	6.875%	5/1/12	8,270,000	8,460,623
Time Warner Inc.	6.950%	1/15/28	2,000,000	1,919,050
Time Warner Inc.	7.625%	4/15/31	350,000	355,336
Viacom Inc.	5.750%	4/30/11	8,580,000	8,600,009
Viacom Inc.	6.250%	4/30/16	3,400,000	3,283,968

				51,430,016

Multi-Utilities — N.M.
Dominion Resources Inc.	5.125%	12/15/09	50,000	50,559
Dominion Resources Inc.	4.750%	12/15/10	570,000	573,651

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Multi-Utilities — Continued
Dominion Resources Inc.	5.700%	9/17/12	$2,050,000	$2,081,447

				2,705,657

Multiline Retail — 0.1%
Target Corp.	4.000%	6/15/13	4,445,000	4,283,949	B

Oil, Gas and Consumable Fuels — 2.3%
Anadarko Petroleum Corp.	3.176%	9/15/09	12,340,000	12,198,719	D
Anadarko Petroleum Corp.	5.950%	9/15/16	16,943,000	16,952,098
Anadarko Petroleum Corp.	6.450%	9/15/36	1,645,000	1,623,760
Conoco Inc.	6.950%	4/15/29	2,780,000	3,048,959
El Paso Natural Gas Co.	8.375%	6/15/32	3,610,000	4,031,312
Hess Corp.	7.875%	10/1/29	3,840,000	4,404,123
Hess Corp.	7.300%	8/15/31	8,695,000	9,711,019	B
KazMunaiGaz Exploration Production	8.375%	7/2/13	15,560,000	15,509,430	A
Kerr-McGee Corp.	6.875%	9/15/11	17,000,000	17,738,208
Kerr-McGee Corp.	6.950%	7/1/24	650,000	674,222
Kinder Morgan Energy Partners LP	7.125%	3/15/12	4,650,000	4,854,182
Kinder Morgan Energy Partners LP	5.000%	12/15/13	3,180,000	3,047,728
Kinder Morgan Energy Partners LP	6.000%	2/1/17	990,000	978,213
Kinder Morgan Energy Partners LP	6.950%	1/15/38	410,000	406,934
Pemex Project Funding Master Trust	6.625%	6/15/35	17,313,000	17,081,058	B
Pemex Project Funding Master Trust	6.625%	6/15/35	410,000	404,507	A
Sonat Inc.	7.625%	7/15/11	5,000,000	5,047,340
Tennessee Gas Pipeline Co.	8.375%	6/15/32	1,110,000	1,239,545
Texaco Capital Inc.	5.500%	1/15/09	1,000,000	1,007,683
The Williams Cos. Inc.	8.125%	3/15/12	3,240,000	3,402,000
The Williams Cos. Inc.	7.500%	1/15/31	7,262,000	7,343,698
The Williams Cos. Inc.	8.750%	3/15/32	3,240,000	3,677,400
XTO Energy Inc.	7.500%	4/15/12	10,379,000	11,135,349

				145,517,487

Paper and Forest Products — N.M.
Weyerhaeuser Co.	6.750%	3/15/12	2,775,000	2,858,031

Pharmaceuticals — 0.1%
Wyeth	5.950%	4/1/37	9,750,000	9,411,061

Real Estate Investment Trusts — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	3,550,000	3,402,469

Specialty Retail — 0.4%
Autozone Inc.	6.950%	6/15/16	5,620,000	5,858,580
Home Depot Inc.	4.625%	8/15/10	1,380,000	1,361,777
Home Depot Inc.	5.250%	12/16/13	2,740,000	2,627,962
Home Depot Inc.	5.400%	3/1/16	4,250,000	3,902,575
Limited Brands Inc.	6.125%	12/1/12	9,420,000	8,873,084

				22,623,978

Thrifts and Mortgage Finance — 1.4%
Countrywide Financial Corp.	3.022%	3/24/09	3,000,000	2,880,969	D
Countrywide Financial Corp.	6.250%	5/15/16	18,400,000	16,382,330
Residential Capital LLC	8.125%	11/21/08	8,180,000	7,157,500	B
Residential Capital LLC	5.816%	4/17/09	1,280,000	921,600	D

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Thrifts and Mortgage Finance — Continued
Residential Capital LLC	5.758%	5/22/09	$3,550,000	$2,556,000	D,I
Residential Capital LLC	8.000%	2/22/11	19,580,000	7,636,200	I
Residential Capital LLC	8.500%	6/1/12	880,000	343,200	I
Washington Mutual Inc.	4.625%	4/1/14	52,534,000	38,349,820
Washington Mutual Inc.	7.250%	11/1/17	14,090,000	10,408,987

				86,636,606

Tobacco — 0.1%
Reynolds American Inc.	7.875%	5/15/09	3,240,000	3,304,800	B

Wireless Telecommunication Services — 0.1%
Sprint Capital Corp.	8.375%	3/15/12	7,935,000	7,855,650
Sprint Capital Corp.	6.900%	5/1/19	230,000	201,825
Sprint Capital Corp.	8.750%	3/15/32	1,050,000	1,000,125

				9,057,600

Total Corporate Bonds and Notes (Cost — $1,290,151,865)				1,181,374,234

Asset-Backed Securities — 3.9%
Fixed Rate Securities — 0.6%
Conseco Finance Securitizations Corp. 2000-5	7.960%	2/1/32	4,280,956	3,807,087
Drive Auto Receivables Trust 2006-2 A3	5.330%	4/15/14	25,360,000	23,716,654	A
E-Trade RV and Marine Trust A3-1	3.620%	10/8/18	238,361	233,768
Equity One ABS Inc. 2003-3	4.995%	12/25/33	4,068,582	3,658,096
Green Tree Financial Corp. 1996-5	8.100%	7/15/26	508,775	119,277
Patrons’ Legacy 2003-IV	5.775%	12/23/63	5,800,000	4,992,372	A

				36,527,254

Indexed SecuritiesD — 3.3%
Amortizing Residential Collateral Trust 2005-BC5 M1	3.428%	7/25/32	2,809,630	2,463,731
Asset-Backed Funding Certificates 2002-SB1	2.913%	12/25/30	1,371,892	1,299,265
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1	3.733%	8/25/37	10,938,710	9,350,409
Brazos Higher Education Authority Inc. 2005-1	2.834%	9/26/16	7,602,343	7,527,384
CDC Mortgage Capital Trust 2002-HE1	3.103%	1/25/33	512,543	416,446
CIT Group Home Equity Loan Trust 2002-1	2.773%	3/25/33	357,357	332,922
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	2.793%	11/25/46	5,304,764	2,981,624	A
Countrywide Asset-Backed Certificates 2003-BC3	3.013%	9/25/33	467,213	361,831
Fleet Home Equity Loan Trust 2003-1	2.732%	1/20/33	2,232,171	1,554,376
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1	3.143%	2/25/31	53,043,483	42,259,743	A
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN	2.743%	2/25/36	24,988,428	10,787,973
GSAMP Trust 2006-S4	2.573%	5/25/36	2,300,361	1,191,743
Lehman XS Trust 2005-5N	2.693%	11/25/35	8,609,714	6,499,337
Lehman XS Trust 2006-2N 1A1	2.743%	2/25/46	15,717,418	11,008,443
Lehman XS Trust 2006-GP4	2.463%	8/25/46	2,838,186	2,688,322
Long Beach Mortgage Loan Trust 2000-1	3.001%	1/21/31	214,478	189,208
Long Beach Mortgage Loan Trust 2006-9 2A3	2.643%	10/25/36	3,200,000	1,494,343
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1	2.843%	2/25/47	53,448,891	42,974,806
MSDWCC Heloc Trust 2005-1	2.673%	7/25/17	1,347,384	911,580
Provident Bank Home Equity Loan Trust 1999-3	3.173%	1/25/31	689,176	435,015
Residential Asset Mortgage Products Inc. 2003-RS2	3.163%	3/25/33	166,470	87,118
Residential Asset Securities Corp. 2001-KS2	2.943%	6/25/31	280,248	253,821

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Residential Asset Securities Corp. 2001-KS3 AII	2.943%	9/25/31	$103,500	$92,342
SACO I Trust 2005-10 1A	2.653%	6/25/36	5,216,319	3,053,014
SACO I Trust 2005-8 A1	2.673%	11/25/20	1,434,404	1,093,056
SACO I Trust 2006-1 A	2.563%	9/25/35	1,937,114	1,085,785
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2	2.623%	2/25/37	53,619,104	36,310,117
SLM Student Loan Trust 2006-5	2.910%	7/25/17	25,332,642	25,238,385

				213,942,139

Total Asset-Backed Securities (Cost — $319,704,442)				250,469,393

Mortgage-Backed Securities — 18.2%
Fixed Rate Securities — 5.9%
Banc of America Commercial Mortgage Inc. 2006-3 A4	5.889%	7/10/44	25,420,000	24,907,706
Citicorp Mortgage Securities Inc. 2003-7 A1	4.750%	8/25/18	7,288,195	6,991,112
Commercial Mortgage Asset Trust 1999-C1 A3	6.640%	1/17/32	2,296,719	2,321,453
Countrywide Alternative Loan Trust 2003-20CB 1A1	5.500%	10/25/33	10,013,907	9,168,984
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/39	14,800,000	13,899,040
GE Capital Commercial Mortgage Corp. 2007-C1 A4	5.543%	12/10/49	1,330,000	1,245,587
GMAC Commercial Mortgage Securities Inc 2006-C1 A4	5.238%	11/10/45	3,800,000	3,593,393
GS Mortgage Securities Corp. II 2005-GG4	4.680%	7/10/39	12,900,000	12,426,954
GSR Mortgage Loan Trust 2005-4F 1A1	4.500%	4/25/20	6,971,136	6,579,010
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12	4.895%	9/12/37	1,610,000	1,519,269
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3	5.420%	5/15/49	56,130,000	52,016,911
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2	7.400%	7/15/31	3,164,719	3,208,203
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	13,356,000	12,519,117
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	15,000,000	14,349,170
LB-UBS Commercial Mortgage Trust 2005-C5	4.954%	9/15/30	17,880,000	16,955,347
MASTR Reperforming Loan Trust 2005-1	6.500%	8/25/34	1,023,318	995,908	A
MASTR Reperforming Loan Trust 2005-1 1A3	7.000%	8/25/34	8,496,835	8,389,729	A
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4	5.485%	3/12/51	18,740,000	17,452,163
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/48	1,030,000	954,306
Morgan Stanley Capital I 2005-HQ6	4.989%	8/13/42	13,450,000	12,771,474
Morgan Stanley Capital I 2006-IQ12 A4	5.332%	12/15/43	8,700,000	8,182,094
Prime Mortgage Trust 2006-DR1 1A1	5.500%	5/25/35	26,246,241	25,277,755	A
Prime Mortgage Trust 2006-DR1 1A2	6.000%	5/25/35	12,041,896	11,797,445	A
Prime Mortgage Trust 2006-DR1 2A2	6.000%	5/25/35	45,181,689	40,893,947	A
Residential Asset Mortgage Products Inc. 2005-SL2	7.500%	2/25/32	3,516,270	2,887,737
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	41,769,059	35,564,686
Structured Asset Securities Corp. 2003-29 1A1	4.750%	9/25/18	24,757,316	23,679,207
WaMu Mortgage Pass-Through Certificates 2003-S7 A1	4.500%	8/25/18	4,579,159	4,321,581

				374,869,288

Indexed SecuritiesD — 8.5%
American Home Mortgage Assets 2006-4	2.693%	10/25/46	939,026	548,420
American Home Mortgage Investment Trust 2006-2 1A1	2.563%	6/25/46	1,914,535	1,878,226
Amortizing Residential Collateral Trust 2002-BC1M	2.763%	1/1/32	1,848,978	1,257,561

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Banc of America Funding Corp. 2005-E	4.972%	6/20/35	$12,151,241	$9,189,909
Bear Stearns Adjustable Rate Mortgage Trust 2004-9 24A1	5.464%	11/25/34	17,483,283	16,546,607
Bear Stearns Mortgage Funding Trust 2007-AR5 1A1A	2.653%	6/25/47	7,683,726	5,769,124
Bear Stearns Structured Products Inc. 2007-R11 A1A	3.083%	9/27/37	10,207,321	9,703,962	A
Citigroup Mortgage Loan Trust Inc. 2005-HE2	2.793%	5/25/35	2,937,746	2,611,379	A
Countrywide Alternative Loan Trust 2005-14	2.603%	5/25/35	7,094,105	5,380,594
Countrywide Alternative Loan Trust 2005-17 1A1	2.653%	7/25/35	8,824,550	6,668,434
Countrywide Alternative Loan Trust 2005-17 2A1	2.633%	7/25/35	18,562,972	14,079,610
Countrywide Alternative Loan Trust 2005-38 A3	2.743%	9/25/35	5,844,304	4,389,949
Countrywide Alternative Loan Trust 2005-56 3A1	2.683%	11/25/35	837,363	637,543
Countrywide Alternative Loan Trust 2005-59 1A1	2.723%	11/20/35	2,485,252	1,817,489
Countrywide Alternative Loan Trust 2005-85CB 2A5	3.493%	2/25/36	7,997,404	5,423,060
Countrywide Alternative Loan Trust 2006-0A7	2.693%	6/25/46	12,176,002	9,764,111
Countrywide Home Loans 2005-03 1A2	2.683%	4/25/35	9,683,912	7,252,286
Countrywide Home Loans 2005-09 1A1	2.693%	5/25/35	9,817,436	7,617,441
Countrywide Home Loans 2005-09 2A1	2.613%	5/25/35	5,136,091	3,873,314
Deutsche Mortgage Securities Inc. 2004-4 7AR2	2.843%	6/25/34	2,896,654	2,656,791
Downey Savings and Loan Association Mortgage Loan Trust 2005-AR6	2.773%	10/19/45	4,406,995	3,429,662
First Horizon Alternative Mortgage Securities 2006-FA8 1A8	2.763%	2/25/37	4,554,797	3,504,059
GMAC Mortgage Corp. Loan Trust 2004-AR2 3A	4.382%	8/19/34	36,420,955	35,799,256
Greenpoint Mortgage Funding Trust 2005-AR1	2.613%	6/25/45	7,698,377	6,323,430
Greenpoint Mortgage Funding Trust 2005-AR4	2.743%	10/25/45	1,643,784	1,197,648
Greenpoint Mortgage Funding Trust 2006-AR4	2.493%	9/25/46	31,158,716	27,598,521
Greenpoint Mortgage Funding Trust 2006-AR5	2.563%	10/25/46	36,037,085	31,510,813
GSMPS Mortgage Loan Trust 2005-RP2	2.833%	3/25/35	15,495,442	14,191,326	A
Harborview Mortgage Loan Trust 2005-7	5.130%	6/19/45	14,749,409	11,055,143
Harborview Mortgage Loan Trust 2006-14 2A1A	2.633%	3/19/38	796,401	557,636
Harborview Mortgage Loan Trust 2006-9 2A1A	2.693%	11/19/36	942,424	663,975
Harborview Mortgage Loan Trust 2007-7 2A1A	3.483%	11/25/47	57,470,036	41,953,126
Impac Secured Assets Corp. 2005-2	2.713%	3/25/36	1,448,072	1,079,378
IMPAC Secured Assets Corp. 2006-2 2A1	2.833%	8/25/36	2,701,740	2,161,084
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.255%	11/25/37	7,984,454	7,540,594
MASTR Adjustable Rate Mortgages Trust 2007-3 22A2	2.603%	5/25/47	34,908,000	18,856,418
Medallion Trust 2003-1G	2.991%	12/21/33	1,713,302	1,542,306
Merrill Lynch Mortgage Investors Inc. 2005-A3 A1	2.663%	4/25/35	751,702	624,419
MLCC Mortgage Investors Inc. 2003-B	2.733%	4/25/28	1,913,204	1,738,374
Structured Adjustable Rate Mortgage Loan Trust 2005-18 5A1	5.524%	9/25/35	4,872,687	4,422,992
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	2.713%	10/25/35	1,619,804	1,221,657
Structured Asset Mortgage Investments Inc. 2006-AR6	2.583%	7/25/46	17,046,103	10,164,194
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	2.603%	8/25/36	36,353,912	26,173,409
Thornburg Mortgage Securities Trust 2005-2 A1	2.613%	7/25/35	—	—
Thornburg Mortgage Securities Trust 2005-2 A2	2.623%	7/25/45	—	—
Thornburg Mortgage Securities Trust 2006-1	2.563%	1/25/36	42,335,551	41,835,141
Thornburg Mortgage Securities Trust 2006-3	2.498%	5/25/46	3,729,401	3,674,724
WaMu Alternative Mortgage Pass-Through Certificates 2007-OA4 A1A	4.554%	4/25/47	24,129,192	16,407,850

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A	2.623%	4/25/45	$9,061,963	$7,120,487
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A	2.753%	7/25/45	9,797,588	7,228,741
WaMu Mortgage Pass-Through Certificates, 2005-AR11	2.713%	8/25/45	24,376,675	19,394,100
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1	2.683%	10/25/45	14,840,910	11,555,116
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10	3.593%	10/25/45	3,826,592	650,521	A
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2	2.683%	12/25/45	9,214,550	6,611,599
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1	2.663%	12/25/45	18,660,222	14,972,803
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2	2.683%	12/25/45	18,106,300	15,845,126
Zuni Mortgage Loan Trust 2006-OA1	2.523%	8/25/36	19,646,963	18,747,162

				534,418,600

Stripped Securities — N.M.
Diversified REIT Trust 1999-1A	0.204%	3/18/11	42,293,170	421,240	A,F,J1
FFCA Secured Lending Corp. 1999-1A	1.417%	9/18/25	5,009,954	171,620	A,F,J1
LB-UBS Commercial Mortgage Trust 2001-C3 X	1.153%	6/15/36	15,603,253	359,426	A,F,J1
Structured Mortgage Asset Residential Trust 1991-8	0.014%	1/25/23	581,752	—	F,J1

				952,286

Variable Rate SecuritiesH — 3.8%
Banc of America Commercial Mortgage Inc. 2005-5 A4	5.115%	10/10/45	10,400,000	9,919,954
Citigroup Mortgage Loan Trust Inc. 2005-5 3A2A	5.629%	10/25/35	4,754,155	3,999,360
Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.609%	2/15/39	5,080,000	4,892,485
Credit Suisse Mortgage Capital Certificates A3-C2	5.847%	3/15/39	53,500,000	51,949,565
Deutsche Mortgage Securities Inc. 2005-WF1 1A3	5.087%	6/26/35	11,730,000	9,852,400	A
GE Capital Commercial Mortgage Corp. 2005-C4	5.512%	11/10/45	7,110,000	6,898,394
Greenwich Capital Commercial Funding Corp. 2006-GG7	6.112%	7/10/38	22,870,000	22,560,585
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	6,837,396	5,600,760
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13	5.472%	1/12/43	7,600,000	7,345,642
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A4	5.794%	2/12/51	40,800,000	38,708,845
MASTR Adjustable Rate Mortgages Trust 2004-15	6.754%	12/25/34	183,798	183,652
Merrill Lynch Mortgage Investors Inc. 1998-C1 A3	6.720%	11/15/26	2,800,000	2,903,621
Merrill Lynch Mortgage Trust 2005-CIP1 A4	5.047%	7/12/38	1,450,000	1,378,772
Merrill Lynch Mortgage Trust 2005-CKI1	5.416%	11/12/37	23,750,000	22,923,460
Morgan Stanley Mortgage Loan Trust 2005-3AR	5.523%	7/25/35	3,550,849	3,206,322
Thornburg Mortgage Securities Trust 2007-4 2A1	6.216%	9/25/37	24,708,421	23,599,767
Thornburg Mortgage Securities Trust 2007-4 3A1	6.220%	9/25/37	23,715,858	22,516,791
Wachovia Bank Commercial Mortgage Trust 2005-C20	5.118%	7/15/42	4,000,000	3,818,724

				242,259,099

Total Mortgage-Backed Securities (Cost — $1,314,726,195)				1,152,499,273

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — 7.3%
Fixed Rate Securities — 3.1%
Fannie Mae	4.610%	10/10/13	$30,420,000	$30,458,998	B
Fannie Mae	6.000%	4/18/36	9,300,000	9,555,611	B
Federal Home Loan Bank	3.875%	8/22/08	5,460,000	5,469,784
Freddie Mac	5.250%	2/24/11	9,960,000	10,083,823	B
Freddie Mac	3.625%	5/29/13	9,000,000	8,795,529	B
Freddie Mac	5.450%	11/21/13	11,340,000	11,425,379
Freddie Mac	5.300%	5/12/20	53,095,000	52,765,705	B
Freddie Mac	5.625%	11/23/35	12,290,000	12,233,183
Tennessee Valley Authority	7.125%	5/1/30	2,450,000	3,048,704	B
United States Treasury Bonds	6.375%	8/15/27	11,880,000	14,553,000	B
United States Treasury Bonds	4.375%	2/15/38	170,000	165,697	B
United States Treasury Notes	2.875%	6/30/10	29,010,000	29,152,787
United States Treasury Notes	4.875%	6/30/12	120,000	127,519
United States Treasury Notes	3.875%	5/15/18	9,450,000	9,371,007	B

				197,206,726

Treasury Inflation-Protected SecuritiesK — 4.2%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	685,810	728,084	B
United States Treasury Inflation-Protected Security	2.375%	1/15/17	6,443,492	6,974,578	B
United States Treasury Inflation-Protected Security	2.625%	7/15/17	2,373,127	2,621,192	B
United States Treasury Inflation-Protected Security	1.625%	1/15/18	20,504	20,830	B
United States Treasury Inflation-Protected Security	2.375%	1/15/25	41,202,150	43,210,755	B
United States Treasury Inflation-Protected Security	2.000%	1/15/26	73,076,914	72,454,591	B
United States Treasury Inflation-Protected Security	2.375%	1/15/27	75,330,279	78,973,176	B
United States Treasury Inflation-Protected Security	1.750%	1/15/28	13,789,209	13,119,136	B
United States Treasury Inflation-Protected Security	3.625%	4/15/28	13,358,976	16,670,546	B
United States Treasury Inflation-Protected Security	3.875%	4/15/29	16,749,330	21,764,967	B
United States Treasury Inflation-Protected Security	3.375%	4/15/32	5,493,536	6,912,841

				263,450,696

Total U.S. Government and Agency Obligations (Cost — $440,172,638)				460,657,422

U.S. Government Agency Mortgage-Backed Securities — 50.2%
Fixed Rate Securities — 46.4%
Fannie Mae	7.000%	5/1/09 to 2/1/33	7,838,005	8,281,447
Fannie Mae	8.000%	5/1/15	6,972	7,357
Fannie Mae	5.500%	4/1/18 to 3/1/37	315,428,230	311,505,425
Fannie Mae	4.500%	7/1/18 to 9/1/35	11,044,391	10,419,895
Fannie Mae	4.000%	8/1/20 to 9/1/20	4,884,568	4,601,263
Fannie Mae	5.000%	8/1/20 to 11/1/36	796,053,173	768,955,627
Fannie Mae	6.000%	12/1/23	8,370,000	8,579,250	L
Fannie Mae	7.500%	6/1/25 to 5/1/28	490,387	529,792
Fannie Mae	6.000%	1/1/26 to 9/1/37	485,897,097	490,912,689
Fannie Mae	6.500%	7/1/28 to 11/1/37	53,168,846	54,845,687
Fannie Mae	4.500%	12/1/38	188,000,000	173,888,194	L
Fannie Mae	5.000%	12/1/38	49,500,000	47,433,929	L
Fannie Mae	5.500%	12/1/38	260,100,000	255,954,312	L
Freddie Mac	6.000%	3/1/09 to 12/1/37	864,355	885,607
Freddie Mac	5.500%	12/1/13 to 8/1/35	30,555,723	30,212,795

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Freddie Mac	9.300%	4/15/19	$93,929	$100,929
Freddie Mac	5.000%	9/1/20 to 4/1/38	641,995,966	617,278,741
Freddie Mac	7.000%	4/1/24 to 5/1/32	2,520,562	2,664,757
Freddie Mac	6.500%	6/1/32	40,619	42,218
Government National Mortgage Association	10.000%	11/15/09	111	115
Government National Mortgage Association	8.000%	10/15/16 to 7/15/17	116,245	126,279
Government National Mortgage Association	7.500%	10/15/22 to 8/15/32	225,723	242,920
Government National Mortgage Association	7.000%	6/15/23 to 5/15/32	281,719	300,590
Government National Mortgage Association	6.500%	10/15/23 to 3/15/33	14,019,343	14,557,781
Government National Mortgage Association	6.000%	3/15/26 to 8/15/35	26,615,618	27,110,438
Government National Mortgage Association	5.500%	1/15/33	216,708	216,566
Government National Mortgage Association	5.000%	6/15/35 to 9/15/35	56,961,777	55,358,062
Government National Mortgage Association	5.000%	12/1/38	56,300,000	54,496,598	L

				2,939,509,263

Indexed SecuritiesD — 3.8%
Fannie Mae	4.870%	6/1/35	8,661,004	8,763,699
Fannie Mae	4.549%	7/1/35	4,265,310	4,294,727
Fannie Mae	4.360%	8/1/35	967,218	969,953
Fannie Mae	4.662%	9/1/35	5,576,702	5,593,007
Fannie Mae	4.720%	9/1/35	2,155,220	2,167,952
Fannie Mae	4.942%	9/1/35	3,842,619	3,881,585
Fannie Mae	4.635%	10/1/35	1,971,516	1,977,380
Fannie Mae	4.685%	10/1/35	2,622,915	2,627,936
Fannie Mae	4.772%	10/1/35	2,014,937	2,032,972
Fannie Mae	4.892%	10/1/35	1,854,759	1,862,779
Fannie Mae	5.788%	10/1/35	16,335,699	16,689,237
Fannie Mae	5.762%	11/1/35	6,187,255	6,320,891
Fannie Mae	5.767%	11/1/35	5,902,879	6,030,373
Fannie Mae	5.770%	11/1/35	5,642,732	5,764,729
Fannie Mae	5.779%	11/1/35	6,273,304	6,408,935
Fannie Mae	5.790%	11/1/35	6,309,982	6,446,680
Fannie Mae	5.509%	2/1/37	57,731,579	58,665,265
Fannie Mae	5.624%	4/1/37	13,492,902	13,653,268
Freddie Mac	4.831%	10/1/35	2,627,843	2,642,160
Freddie Mac	5.898%	2/1/37	56,332,597	57,345,301
Freddie Mac	5.824%	8/1/37	20,705,393	21,040,373
Freddie Mac	6.077%	10/1/37	5,829,325	5,936,109

				241,115,311

Stripped Securities — N.M.
Fannie Mae	9.500%	2/1/17	10,749	2,202	F,J1
Fannie Mae	1,009.500%	2/25/20	—	10	F,J1
Fannie Mae	1,009.250%	8/25/21	321	6,317	F,J1
Fannie Mae	0.000%	5/25/22	73,545	64,947	E,F,J2

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Stripped Securities — Continued
Financing Corp.	0.000%	4/5/19	$1,150,000	$692,724	E,F,J2
Freddie Mac	10.000%	3/1/21	61,275	13,477	F,J1
Freddie Mac	0.000%	7/15/22	11,281	9,506	E,F,J2

				789,183

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $3,189,503,554)				3,181,413,757

Yankee BondsM — 6.1%
Aerospace and Defense — 0.1%
Systems 2001 Asset Trust	6.664%	9/15/13	4,264,013	4,220,517	A

Commercial Banks — 1.9%
Eksportfinans ASA	5.500%	5/25/16	10,700,000	11,202,547
Glitnir Banki Hf	6.330%	7/28/11	6,080,000	4,931,488	A
Glitnir Banki Hf	6.375%	9/25/12	8,920,000	7,666,945	A
Glitnir Banki Hf	6.693%	6/15/16	11,830,000	7,607,400	A,C
Glitnir Banki Hf	7.451%	9/14/49	1,600,000	962,960	A,C
HBOS Capital Funding LP	6.071%	6/30/49	3,105,000	2,684,540	A,C
HSBC Capital Funding LP	4.610%	6/27/49	1,630,000	1,437,072	A,C
Kaupthing Bank Hf	5.750%	10/4/11	2,960,000	2,396,372	A
Kaupthing Bank Hf	7.125%	5/19/16	30,520,000	21,507,627	A
Landsbanki Islands Hf	6.100%	8/25/11	17,170,000	15,137,518	A
Resona Preferred Global Securities	7.191%	12/29/49	13,670,000	12,622,946	A,C
Royal Bank of Scotland Group PLC	7.640%	3/31/49	3,700,000	3,383,017	C
Royal Bank of Scotland Group PLC	6.990%	10/29/49	5,720,000	5,148,160	A,C
RSHB Capital SA	6.299%	5/15/17	15,740,000	14,522,511	A
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	11,080,000	7,781,395	A,C

				118,992,498

Diversified Financial Services — 0.5%
Aiful Corp.	5.000%	8/10/10	4,030,000	3,584,991	A
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	4,660,000	4,039,251	C
SMFG Preferred Capital	6.078%	1/29/49	13,800,000	11,668,314	A,C
TNK-BP Finance SA	7.500%	7/18/16	9,940,000	9,405,228	A
TNK-BP Finance SA	7.500%	7/18/16	726,000	691,515	A
TNK-BP Finance SA	6.625%	3/20/17	4,830,000	4,274,550	A
TNK-BP Finance SA	6.625%	3/20/17	318,000	281,430	A

				33,945,279

Diversified Telecommunication Services — 0.3%
British Telecommunications PLC	8.625%	12/15/10	1,755,000	1,884,431	I
Deutsche Telekom International Finance BV	5.750%	3/23/16	5,370,000	5,239,579	B
Koninklijke (Royal) KPN NV	8.000%	10/1/10	8,240,000	8,718,233
Telecom Italia Capital SpA	5.250%	11/15/13	965,000	911,584
Telecom Italia Capital SpA	4.950%	9/30/14	2,570,000	2,352,200
Telecom Italia Capital SpA	5.250%	10/1/15	2,060,000	1,885,221

				20,991,248

Electric Utilities — N.M.
Hydro-Quebec	6.300%	5/11/11	570,000	606,278

Foreign Governments — 0.8%
Russian Federation	7.500%	3/31/30	18,430,335	20,676,809	A

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Foreign Governments — Continued
United Mexican States	5.625%	1/15/17	$160,000		$161,680	B
United Mexican States	7.500%	4/8/33	302,000		348,055
United Mexican States	6.750%	9/27/34	25,404,000		26,953,644

					48,140,188

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	13,221,000		11,766,690	A
Intergas Finance BV	6.375%	5/14/17	1,220,000		1,087,325	A

					12,854,015

Industrial Conglomerates — 1.0%
Tyco International Group SA	6.125%	11/1/08	820,000		822,575
Tyco International Group SA	6.125%	1/15/09	330,000		333,177
Tyco International Group SA	6.750%	2/15/11	26,549,000		27,258,761
Tyco International Group SA	6.375%	10/15/11	6,560,000		6,713,051
Tyco International Group SA	6.000%	11/15/13	2,950,000		2,846,491
Tyco International Group SA	6.875%	1/15/21	24,710,000		24,698,831	A

					62,672,886

Insurance — 0.2%
Merna Reinsurance Ltd.	4.446%	7/7/10	13,500,000		12,834,450	A,D

Metals and Mining — 0.3%
Corporacion Nacional del Cobre - Codelco	4.750%	10/15/14	1,750,000		1,682,900	A
Vale Overseas Ltd.	8.250%	1/17/34	330,000		357,035
Vale Overseas Ltd.	6.875%	11/21/36	20,252,000		18,808,741

					20,848,676

Oil, Gas and Consumable Fuels — 0.7%
Anadarko Finance Co.	7.500%	5/1/31	730,000		782,516
Conoco Funding Co.	6.350%	10/15/11	400,000		423,022
Conoco Funding Co.	7.250%	10/15/31	350,000		400,605
Gazprom	6.212%	11/22/16	15,410,000		14,397,563	A
Gazprom	6.510%	3/7/22	12,230,000		10,976,425	A
Petrobras International Finance Co.	6.125%	10/6/16	10,020,000		10,020,000
Petrozuata Finance Inc.	8.220%	4/1/17	3,911,215		4,056,712	A

					41,056,843

Wireless Telecommunication Services — 0.1%
America Movil SA de CV	5.625%	11/15/17	6,820,000		6,568,287

Total Yankee Bonds (Cost — $420,302,945)					383,731,165

Preferred Stocks — 0.7%
Fannie Mae	7.000%		26,600	shs	1,254,358	D
Fannie Mae	8.250%		578,475		13,276,001	B,C
Fannie Mae	5.375%		44		2,640,000	G
Freddie Mac	8.375%		844,875		20,530,462	B,C
General Motors Corp.	5.250%		292,725		4,010,333	B,G
Home Ownership Funding Corp.	1.000%		5,575		832,660	A,F

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Preferred Stocks — Continued
Home Ownership Funding Corp. II	1.000%		5,000		$736,510	A,F

Total Preferred Stocks (Cost — $55,550,837)					43,280,324

Total Long-Term Securities (Cost — $7,030,112,476)					6,653,425,568

Investment of Collateral From Securities Lending — 7.1%
State Street Navigator Securities Lending Prime Portfolio			448,787,611		448,787,611

Total Investment of Collateral From Securities Lending (Cost — $448,787,611)					448,787,611

Short-Term Securities — 7.8%
U.S. Government and Agency Obligations — 5.5%
Fannie Mae	0.000%	12/15/08	62,800,000		62,068,757	E,N
United States Treasury Bill	0.000%	9/11/08	285,000,000		284,042,400	B,E

					346,111,157

Yankee BondsM — 0.6%
Deutsche Bank AG	3.442%	11/26/08	38,100,000		38,089,751

Options PurchasedO — 0.1%
Barclays Swaption Put, September 2008, Strike Price $2.60			18,600,000	P	706,800
Credit Suisse First Boston Swaption Put, September 2008, Strike Price $2.50			58,600,000	P	2,402,600
Eurodollar Futures Put, September 2008, Strike Price $95.375			106	P	662
JP Morgan Swaption Put, September 2008, Strike Price $1.10			200,400,000	P	3,687,360
UBS Warburg LLC Swaption Call, July 2008, Strike Price $3.70			48,000,000	P	20,861

					6,818,283

Repurchase Agreement — 1.6%
Lehman Brothers Inc.
2.10% dated 6/30/08, to be repurchased at $103,671,047 on 07/01/08 (Collateral: $106,280,000 Federal Home Loan zero coupon notes, 0.00% due 9/15/08, value $105,737,972)			103,665,000		103,665,000

Total Short-Term Securities (Cost — $493,095,511)					494,684,191

Total Investments — 119.9% (Cost — $7,971,995,598)Q					7,596,897,370
Obligation to Return Collateral for Securities Loaned — (7.1)%					(448,787,611)
Other Assets Less Liabilities — (12.8)%					(809,926,345)

Net Assets — 100.0%					$6,338,183,414

Net Asset Value Per Share:
Institutional Class					$10.38

Financial Intermediary Class					$10.38

		Expiration	Actual Contracts		Appreciation/ (Depreciation)
Futures Contracts PurchasedO
Eurodollar Futures		September 2008	4,865		(2,571,313)
Eurodollar Futures		March 2009	4,281		(1,369,105)
Eurodollar Futures		June 2009	1,505		(4,653,275)
U.S. Treasury Bond Futures		September 2008	3,836		2,423,702
U.S. Treasury Note Futures		September 2008	1,233		383,377

					$(5,786,614)

Futures Contracts WrittenO
Eurodollar Futures		December 2008	37		74,353

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Written — Continued
Eurodollar Futures	September 2009	100	187,000
U.S. Treasury Note Futures	September 2008	5,300	(241,210)
U.S. Treasury Note Futures	September 2008	113	(18,346)

			$1,797

Options WrittenO
Barclays Swaption Put, Strike Price $3.30	September 2008	37,200,000	(412,920)
Barclays Swaption Put, Strike Price $5.00	June 2009	94,000,000	338,738
Credit Suisse First Boston Swaption Put, Strike Price $3.15	September 2008	117,200,000	(1,400,540)
Credit Suisse First Boston Swaption Put, Strike Price $4.18	August 2008	35,100,000	(169,898)
Eurodollar Futures Put, Strike Price $96.00	March 2009	750	333,750
Eurodollar Futures Put, Strike Price $96.63	September 2008	819	244,392
Eurodollar Futures Put, Strike Price $97.00	September 2008	302	(39,185)
Eurodollar Futures Put, Strike Price $97.75	September 2008	2,358	(3,035,978)
Goldman Swaption Put, Strike Price $4.18	August 2008	27,500,000	(106,103)
Goldman Swaption Put, Strike Price $4.68	August 2008	19,300,000	(19,674)
Goldman Swaption Put, Strike Price $4.70	August 2008	19,800,000	(24,702)
Greenwich Swaption Put, Strike Price $4.95	June 2009	97,000,000	337,997
JP Morgan Swaption Put, Strike Price $1.55	September 2008	400,800,000	(1,472,940)
U.S. Treasury Bond Futures Call, Strike Price $118.00	August 2008	396	146,520
U.S. Treasury Note Futures Call, Strike Price $113.50	August 2008	801	(179,224)
U.S. Treasury Note Futures Call, Strike Price $114.00	August 2008	1,112	(461,529)
U.S. Treasury Note Futures Call, Strike Price $114.00	August 2008	352	56,443
U.S. Treasury Note Futures Call, Strike Price $114.50	August 2008	352	(120,010)
U.S. Treasury Note Futures Call, Strike Price $115.00	August 2008	142	12,602
U.S. Treasury Note Futures Call, Strike Price $115.50	August 2008	500	84,219
U.S. Treasury Note Futures Call, Strike Price $116.00	August 2008	906	191,595
U.S. Treasury Note Futures Call, Strike Price $116.50	August 2008	988	380,248
U.S. Treasury Note Futures Call, Strike Price $117.00	August 2008	252	108,990
U.S. Treasury Note Futures Call, Strike Price $118.00	August 2008	1,380	855,787
U.S. Treasury Note Futures Call, Strike Price $119.00	August 2008	248	53,010
U.S. Treasury Note Futures Put, Strike Price $108.00	August 2008	430	64,647
U.S. Treasury Note Futures Put, Strike Price $109.00	July 2008	283	172,304
U.S. Treasury Note Futures Put, Strike Price $111.00	August 2008	390	109,831
U.S. Treasury Note Futures Put, Strike Price $111.50	August 2008	353	158,188
U.S. Treasury Note Futures Put, Strike Price $112.00	August 2008	498	71,432

			$(3,722,010)

N.M.	Not Meaningful.

A	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 9.27% of net assets.
B	All or a portion of this security is on loan.
C	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
D	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2008.
E	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	Convertible Security - Security may be converted into the issuer’s common stock.
H	The coupon rates shown on variable rate securities are the rates at June 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
I	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
J	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
K	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

L	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
M	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
N	All or a portion of this security is collateral to cover futures and options contracts written.
O	Options and futures are described in more detail in the notes to financial statements.
P	Par represents actual number of contracts.
Q	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$50,143,657
Gross unrealized depreciation	(425,241,885)

Net unrealized depreciation	$(375,098,228)

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

Quarterly Report to Shareholders	1

Portfolio of Investments

Western Asset Core Plus Bond Portfolio

June 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — 99.8%
Corporate Bonds and Notes — 16.6%
Aerospace and Defense — N.M.
DRS Technologies Inc.	6.625%	2/1/16	$10,000		$10,150
L-3 Communications Corp.	7.625%	6/15/12	852,000		860,520

					870,670

Airlines — 0.6%
Continental Airlines Inc.	6.545%	8/2/20	11,294,369		10,334,348
Continental Airlines Inc.	5.983%	4/19/22	8,300,000		6,868,250
DAE Aviation Holdings Inc.	11.250%	8/1/15	1,950,000		1,935,375	A
Delta Air Lines Inc.	6.619%	3/18/11	3,135,060		3,025,333
Delta Air Lines Inc.	7.570%	5/18/12	11,375,000		10,749,375
Delta Air Lines Inc.	6.821%	8/10/22	14,560,483		12,158,003
Northwest Airlines Corp.	7.575%	3/1/19	11,988,854		11,435,442
Northwest Airlines Inc.	3.264%	8/6/13	1,180,950		826,665	B
Southwest Airlines Co.	5.125%	3/1/17	5,320,000		4,518,036	C
United Air Lines Inc.	7.032%	4/1/12	399,169		395,301
United Air Lines Inc.	7.186%	10/1/12	12,056,486		11,935,921
United Air Lines Inc.	6.602%	3/1/15	3,470,154		3,426,381

					77,608,430

Auto Components — N.M.
Visteon Corp.	8.250%	8/1/10	387,000		344,430	C
Visteon Corp.	12.250%	12/31/16	98,000		78,400	A,C

					422,830

Automobiles — 0.5%
DaimlerChrysler NA Holding Corp.	7.200%	9/1/09	620,000		637,707
DaimlerChrysler NA Holding Corp.	5.875%	3/15/11	500,000		506,431
DaimlerChrysler NA Holding Corp.	7.300%	1/15/12	3,315,000		3,508,085
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	1,390,000		1,441,397
Ford Motor Co.	7.450%	7/16/31	30,335,000		17,670,137	C
Ford Motor Co.	4.250%	12/15/36	175,000		127,313	D
General Motors Corp.	8.250%	7/15/23	8,240,000		4,799,800	C
General Motors Corp.	8.375%	7/5/33	9,520,000	EUR	8,099,843
General Motors Corp.	8.375%	7/15/33	46,230,000		27,391,275	C

					64,181,988

Building Products — 0.1%
Masco Corp.	7.125%	8/15/13	5,830,000		5,807,205
Masco Corp.	6.125%	10/3/16	8,270,000		7,493,736

					13,300,941

Capital Markets — 0.9%
Goldman Sachs Capital II	5.793%	12/29/49	1,790,000		1,244,694	E
Goldman Sachs Group LP	4.500%	6/15/10	1,450,000		1,451,946
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	5,530,000		3,608,325	E
Lehman Brothers Holdings Inc.	5.250%	2/6/12	1,690,000		1,599,304
Lehman Brothers Holdings Inc.	6.200%	9/26/14	8,690,000		8,294,327

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Capital Markets — Continued
Lehman Brothers Holdings Inc.	6.500%	7/19/17	$5,280,000	$4,884,628
Merrill Lynch and Co. Inc.	3.125%	7/15/08	3,115,000	3,112,981
Merrill Lynch and Co. Inc.	2.748%	8/22/08	42,800,000	42,685,510	B
Merrill Lynch and Co. Inc.	6.375%	10/15/08	2,670,000	2,668,580
Morgan Stanley	5.625%	1/9/12	110,000	110,082
Morgan Stanley	4.750%	4/1/14	8,460,000	7,709,006
Morgan Stanley	3.184%	10/18/16	7,290,000	6,323,616	B
The Bear Stearns Cos. Inc.	5.550%	1/22/17	60,000	55,454	C
The Bear Stearns Cos. Inc.	7.250%	2/1/18	39,400,000	41,116,461
The Goldman Sachs Group Inc.	6.600%	1/15/12	2,810,000	2,889,472
The Goldman Sachs Group Inc.	5.625%	1/15/17	1,420,000	1,315,711

				129,070,097

Chemicals — N.M.
Georgia Gulf Corp.	9.500%	10/15/14	3,750,000	2,803,125	C
Westlake Chemical Corp.	6.625%	1/15/16	1,265,000	1,062,600

				3,865,725

Commercial Banks — 0.2%
Bank One Corp.	7.875%	8/1/10	150,000	158,776
Bank One Corp.	5.900%	11/15/11	2,000,000	2,037,628	C
HBOS Treasury Services PLC	5.250%	2/21/17	4,570,000	4,493,836	A
HSBC Bank PLC	7.000%	11/1/11	2,629,429	2,813,555
HSBC Bank USA	7.000%	11/1/11	2,212,272	2,403,879	A,F
HSBC Bank USA	7.000%	11/1/11	2,129,069	2,309,998	A,F
Rabobank Capital Funding Trust II	5.260%	12/31/49	590,000	540,484	A,E
Rabobank Capital Funding Trust III	5.254%	12/31/49	4,140,000	3,555,378	A,E
SunTrust Capital VIII	6.100%	12/15/36	2,660,000	2,112,553	E
Wachovia Capital Trust III	5.800%	3/15/42	9,480,000	6,446,400	E
Wachovia Corp.	5.250%	8/1/14	210,000	195,529
Wells Fargo and Co.	5.000%	11/15/14	130,000	128,448	C
Wells Fargo Capital X	5.950%	12/15/36	6,895,000	6,254,820	C,E

				33,451,284

Commercial Services and Supplies — 0.2%
Rental Service Corp.	9.500%	12/1/14	1,900,000	1,586,500	C
Waste Management Inc.	6.500%	11/15/08	4,340,000	4,385,483
Waste Management Inc.	6.875%	5/15/09	8,000,000	8,157,832
Waste Management Inc.	7.375%	8/1/10	6,055,000	6,324,938
Waste Management Inc.	6.375%	11/15/12	1,770,000	1,816,147
Waste Management Inc.	5.000%	3/15/14	6,938,000	6,643,586	C
Waste Management Inc.	7.125%	12/15/17	500,000	535,264
Waste Management Inc.	7.750%	5/15/32	90,000	100,128

				29,549,878

Communications Equipment — 0.1%
Motorola Inc.	8.000%	11/1/11	10,850,000	11,079,966

Computers and Peripherals — N.M.
International Business Machines Corp.	4.750%	11/29/12	40,000	40,554

Consumer Finance — 1.5%
American Express Co.	6.800%	9/1/66	10,175,000	9,407,235	C,E

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — Continued
American General Finance Corp.	6.900%	12/15/17	$8,600,000		$7,495,459
Ford Motor Credit Co.	5.800%	1/12/09	4,180,000		3,991,302
Ford Motor Credit Co.	7.875%	6/15/10	3,560,000		3,072,839
Ford Motor Credit Co.	8.026%	6/15/11	5,724,000		4,657,905	B,C
Ford Motor Credit Co.	7.800%	6/1/12	19,090,000		14,764,320
Ford Motor Credit Co.	8.000%	12/15/16	22,000,000		15,988,764
GMAC LLC	6.625%	5/15/12	280,000		192,085
GMAC LLC	8.000%	11/1/31	165,360,000		107,579,578	C
SLM Corp.	5.000%	10/1/13	17,665,000		15,274,290
SLM Corp.	5.375%	5/15/14	25,005,000		21,967,693
SLM Corp.	5.050%	11/14/14	4,690,000		3,983,170
SLM Corp.	5.000%	4/15/15	740,000		626,167
SLM Corp.	5.625%	8/1/33	4,160,000		3,132,272

					212,133,079

Diversified Consumer Services — N.M.
Service Corp. International	6.750%	4/1/16	1,530,000		1,449,675
Service Corp. International	7.625%	10/1/18	400,000		399,000
Service Corp. International	7.500%	4/1/27	5,385,000		4,577,250

					6,425,925

Diversified Financial Services — 3.0%
AAC Group Holding Corp.	0.000%	10/1/12	770,000		735,350	C,E
Air 2 US	8.027%	10/1/19	13,612,000		12,046,620	A
BAC Capital Trust XIV	5.630%	12/31/49	2,230,000		1,740,136	C,E
Banca Italease SpA	5.057%	2/2/10	57,800,000	EUR	83,729,444	B
Bank of America Corp.	2.483%	7/25/08	75,000,000		74,979,375	B
Bank of America Corp.	5.420%	3/15/17	2,030,000		1,856,713
Citigroup Inc.	5.000%	9/15/14	150,000		138,925
Citigroup Inc.	6.125%	8/25/36	1,560,000		1,319,379
Citigroup Inc.	5.875%	5/29/37	6,040,000		5,136,114
Citigroup Inc.	6.875%	3/5/38	36,010,000		34,749,470
DI Finance LLC	9.500%	2/15/13	1,004,000		1,004,000	C
Dryden Investor Trust	7.157%	7/23/08	382,799		383,109	A
General Electric Capital Corp.	5.450%	1/15/13	1,155,000		1,179,075
General Electric Capital Corp.	6.375%	11/15/67	46,985,000		44,438,836	E
HSBC Finance Corp.	6.500%	11/15/08	40,000		40,320
HSBC Finance Corp.	8.000%	7/15/10	70,000		73,199
HSBC Finance Corp.	6.375%	8/1/10	1,000,000		1,012,442
HSBC Finance Corp.	7.000%	5/15/12	160,000		165,728
HSBC Finance Corp.	6.375%	11/27/12	520,000		533,207
ILFC E-Capital Trust II	6.250%	12/21/65	7,220,000		6,026,274	A,E
JPMorgan Chase and Co.	5.750%	1/2/13	4,430,000		4,458,693
JPMorgan Chase and Co.	5.125%	9/15/14	200,000		194,467
JPMorgan Chase and Co.	5.150%	10/1/15	110,000		105,914
Kaupthing Bank Hf	7.625%	2/28/15	80,340,000		72,571,122	A,G
Liberty Media LLC	5.700%	5/15/13	535,000		479,454
Liberty Media LLC	3.750%	2/15/30	170,000		86,912	D
LVB Acquisition Merger Sub Inc.	10.375%	10/15/17	1,800,000		1,908,000	A,C,H
Mizuho Preferred Capital Co. LLC	8.790%	12/29/49	—		—	A,E
PHH Corp.	7.125%	3/1/13	8,640,000		7,734,718
Sigma Finance Inc.	8.500%	8/11/16	29,650,000		19,865,500	A,F

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
Sigma Finance Inc.	8.000%	6/22/17	$37,660,000	$22,219,400	A,F
TNK-BP Finance SA	7.875%	3/13/18	13,000,000	12,512,500	A
Unilever Capital Corp.	7.125%	11/1/10	1,450,000	1,547,321

				414,971,717

Diversified Telecommunication Services — 0.4%
AT&T Inc.	5.100%	9/15/14	8,640,000	8,469,541
BellSouth Corp.	4.750%	11/15/12	640,000	628,938
BellSouth Corp.	5.200%	9/15/14	8,250,000	8,130,103
CenturyTel Inc.	6.000%	4/1/17	8,270,000	7,445,398
Citizens Communications Co.	9.250%	5/15/11	530,000	548,550
Citizens Communications Co.	7.875%	1/15/27	5,290,000	4,628,750
Level 3 Financing Inc.	9.250%	11/1/14	4,695,000	4,272,450
Qwest Communications International Inc.	6.176%	2/15/09	10,000	9,950	B
Qwest Communications International Inc.	7.500%	2/15/14	6,774,000	6,435,300
Qwest Corp.	7.500%	10/1/14	2,680,000	2,579,500
Qwest Corp.	6.875%	9/15/33	5,600,000	4,620,000
Verizon Global Funding Corp.	7.375%	9/1/12	45,000	48,553
Verizon New York Inc.	6.875%	4/1/12	3,942,000	4,111,096
Windstream Corp.	8.625%	8/1/16	10,100,000	10,074,750

				62,002,879

Electric Utilities — 1.4%
Duke Energy Corp.	5.625%	11/30/12	790,000	812,863	C
Energy Future Holdings Corp.	10.875%	11/1/17	1,051,000	1,061,510	A
Energy Future Holdings Corp.	11.250%	11/1/17	142,119,000	141,763,702	A,H
Exelon Corp.	5.625%	6/15/35	255,000	219,788
FirstEnergy Corp.	6.450%	11/15/11	3,000,000	3,078,297
FirstEnergy Corp.	7.375%	11/15/31	20,130,000	21,889,322
Niagara Mohawk Power Corp.	7.750%	10/1/08	500,000	504,232
Pacific Gas and Electric Co.	6.050%	3/1/34	4,990,000	4,811,523
Pacific Gas and Electric Co.	5.800%	3/1/37	11,750,000	10,954,819
Progress Energy Inc.	7.100%	3/1/11	52,000	54,716
The Cleveland Electric Illuminating Co.	5.700%	4/1/17	1,080,000	1,027,212
The Detroit Edison Co.	5.200%	10/15/12	10,000	10,077

				186,188,061

Energy Equipment and Services — 0.1%
Complete Production Services Inc.	8.000%	12/15/16	5,355,000	5,348,306
Pacific Energy Partners	7.125%	6/15/14	630,000	635,305
Pride International Inc.	7.375%	7/15/14	1,440,000	1,436,400

				7,420,011

Food and Staples Retailing — 0.2%
CVS Caremark Corp.	6.943%	1/10/30	3,244,595	3,118,446	A
CVS Corp.	5.298%	1/11/27	589,385	528,366	A
CVS Lease Pass-Through Trust	5.880%	1/10/28	5,744,318	5,107,034	A
CVS Lease Pass-Through Trust	6.036%	12/10/28	19,772,878	18,359,710	A
The Kroger Co.	6.400%	8/15/17	1,270,000	1,295,345
The Kroger Co.	6.150%	1/15/20	1,830,000	1,810,630

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Food and Staples Retailing — Continued
Wal-Mart Stores Inc.	6.200%	4/15/38	$2,180,000	$2,141,968

				32,361,499

Food Products — 0.2%
General Mills Inc.	5.700%	2/15/17	7,210,000	7,146,682	C
H.J. Heinz Co.	6.428%	12/1/08	11,660,000	11,761,792	A
Sara Lee Corp.	6.250%	9/15/11	9,750,000	9,982,137

				28,890,611

Gas Utilities — 0.1%
Southern Natural Gas Co.	5.900%	4/1/17	20,000	19,107	A
Southern Natural Gas Co.	8.000%	3/1/32	9,410,000	10,164,428
Suburban Propane Partners LP	6.875%	12/15/13	2,000,000	1,890,000

				12,073,535

Health Care Equipment and Supplies — N.M.
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	681,000	704,835

Health Care Providers and Services — 0.7%
AmerisourceBergen Corp.	5.625%	9/15/12	6,330,000	6,291,868
AmerisourceBergen Corp.	5.875%	9/15/15	7,070,000	6,906,202
Cardinal Health Inc.	5.800%	10/15/16	6,260,000	6,126,700
Community Health Systems Inc.	8.875%	7/15/15	6,910,000	6,953,187
DaVita Inc.	6.625%	3/15/13	4,435,000	4,257,600
HCA Inc.	8.750%	9/1/10	256,000	259,200
HCA Inc.	6.250%	2/15/13	1,243,000	1,078,302
HCA Inc.	5.750%	3/15/14	86,000	71,595
HCA Inc.	9.125%	11/15/14	1,280,000	1,308,800
HCA Inc.	6.500%	2/15/16	379,000	315,518	C
HCA Inc.	9.250%	11/15/16	10,500,000	10,815,000
HCA Inc.	9.625%	11/15/16	9,809,000	10,103,270	H
HCA Inc.	7.690%	6/15/25	723,000	591,246
HCA Inc.	7.500%	11/6/33	14,640,000	11,272,800
Tenet Healthcare Corp.	6.375%	12/1/11	2,500,000	2,393,750	C
Tenet Healthcare Corp.	7.375%	2/1/13	6,222,000	5,848,680
Tenet Healthcare Corp.	9.875%	7/1/14	2,668,000	2,681,340	C
Tenet Healthcare Corp.	9.250%	2/1/15	12,430,000	12,181,400	C
WellPoint Inc.	5.875%	6/15/17	2,780,000	2,687,104

				92,143,562

Hotels, Restaurants and Leisure — 0.2%
Boyd Gaming Corp.	6.750%	4/15/14	10,000	7,700	C
Boyd Gaming Corp.	7.125%	2/1/16	20,000	14,750	C
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	1,070,000	920,200	C
Mandalay Resort Group	9.500%	8/1/08	80,000	80,000
Marriott International Inc.	5.810%	11/10/15	7,950,000	7,311,917
MGM MIRAGE	6.750%	9/1/12	435,000	390,413
MGM MIRAGE	6.625%	7/15/15	380,000	304,950
MGM MIRAGE	7.500%	6/1/16	4,000,000	3,290,000	C
MGM MIRAGE	7.625%	1/15/17	4,670,000	3,841,075	C
Mohegan Tribal Gaming Authority	8.000%	4/1/12	245,000	224,175	C
River Rock Entertainment Authority	9.750%	11/1/11	220,000	220,000

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Hotels, Restaurants and Leisure — Continued
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	$5,350,000	$5,443,887
Station Casinos Inc.	7.750%	8/15/16	9,760,000	7,466,400	C

				29,515,467

Household Durables — N.M.
Pulte Homes Inc.	8.125%	3/1/11	6,890,000	6,786,650	C

Household Products — N.M.
American Achievement Corp.	8.250%	4/1/12	250,000	245,000
Procter and Gamble Co.	8.500%	8/10/09	90,000	94,582

				339,582

Independent Power Producers and Energy Traders — 1.1%
Dynegy Holdings Inc.	7.750%	6/1/19	9,730,000	8,854,300
NRG Energy Inc.	7.250%	2/1/14	3,130,000	2,989,150
NRG Energy Inc.	7.375%	2/1/16	6,791,000	6,392,029
NRG Energy Inc.	7.375%	1/15/17	595,000	562,275	C
The AES Corp.	8.750%	5/15/13	11,741,000	12,181,287	A
The AES Corp.	7.750%	3/1/14	32,158,000	31,715,827
The AES Corp.	7.750%	10/15/15	8,070,000	7,948,950
The AES Corp.	8.000%	10/15/17	51,840,000	50,803,200
TXU Corp.	5.550%	11/15/14	1,560,000	1,221,282	C
TXU Corp.	6.500%	11/15/24	2,850,000	2,102,736
TXU Corp.	6.550%	11/15/34	33,925,000	24,717,009

				149,488,045

Industrial Conglomerates — 0.1%
General Electric Co.	5.000%	2/1/13	7,055,000	7,105,782
Tyco International Group SA	7.000%	12/15/19	945,000	931,820	A

				8,037,602

Insurance — 0.2%
American International Group Inc.	5.850%	1/16/18	5,090,000	4,768,582
ASIF Global Financing XIX	4.900%	1/17/13	2,180,000	2,094,437	A
Marsh and McLennan Cos. Inc.	5.150%	9/15/10	5,990,000	5,949,843
MetLife Capital Trust IV	7.875%	12/15/37	13,000,000	12,739,844	A,E
MetLife Inc.	6.400%	12/15/66	2,280,000	1,990,711	E
The Travelers Cos. Inc.	6.250%	3/15/67	2,450,000	2,104,898	E

				29,648,315

Internet and Catalog Retail — 0.1%
Amazon.com Inc.	4.750%	2/1/09	6,465,000	6,917,550	D

IT Services — 0.2%
Electronic Data Systems Corp.	7.125%	10/15/09	21,645,000	22,321,753
SunGard Data Systems Inc.	9.125%	8/15/13	1,650,000	1,666,500

				23,988,253

Leisure Equipment and Products — 0.2%
Eastman Kodak Co.	7.250%	11/15/13	21,264,000	20,679,240
Eastman Kodak Co.	3.375%	10/15/33	13,820,000	13,025,350	D

				33,704,590

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Machinery — N.M.
Terex Corp.	7.375%	1/15/14	$2,680,000	$2,639,800

Media — 0.8%
CBS Corp.	7.625%	1/15/16	5,500,000	5,733,453
Charter Communications Operating LLC	10.875%	9/15/14	3,640,000	3,740,100	A
Clear Channel Communications Inc.	4.250%	5/15/09	2,760,000	2,663,400
Clear Channel Communications Inc.	6.250%	3/15/11	6,600,000	5,593,500
Clear Channel Communications Inc.	5.500%	9/15/14	8,120,000	4,872,000
Comcast Cable Communications Inc.	6.750%	1/30/11	210,000	217,555
Comcast Cable Communications Inc.	8.875%	5/1/17	40,000	45,871
Comcast Corp.	6.500%	1/15/15	3,760,000	3,818,122	C
Comcast Corp.	6.500%	1/15/17	2,940,000	2,957,475
Comcast Corp.	5.875%	2/15/18	10,000	9,621
Comcast Corp.	6.950%	8/15/37	7,470,000	7,347,410
Comcast MO of Delaware Inc.	9.000%	9/1/08	1,060,000	1,064,695
Cox Communications Inc.	7.875%	8/15/09	7,680,000	7,878,874	C
CSC Holdings Inc.	6.750%	4/15/12	500,000	470,000
DirecTV Holdings LLC	8.375%	3/15/13	2,531,000	2,606,930
EchoStar DBS Corp.	7.000%	10/1/13	6,340,000	6,038,850
EchoStar DBS Corp.	6.625%	10/1/14	1,185,000	1,096,125
Echostar DBS Corp.	7.750%	5/31/15	2,725,000	2,650,062	A
EchoStar DBS Corp.	7.125%	2/1/16	20,000	18,450
Gannett Co. Inc.	6.375%	4/1/12	4,560,000	4,525,558	C
Idearc Inc.	8.000%	11/15/16	8,250,000	5,187,187
Lamar Media Corp.	7.250%	1/1/13	314,000	301,832	C
Lamar Media Corp.	6.625%	8/15/15	2,010,000	1,829,100
News America Inc.	6.200%	12/15/34	240,000	221,324
News America Inc.	6.650%	11/15/37	1,320,000	1,288,892
News America Inc.	6.750%	1/9/38	200,000	204,555
R.H. Donnelley Corp.	8.875%	10/15/17	2,000,000	1,190,000	A,C
Time Warner Entertainment Co. LP	8.375%	7/15/33	20,000	21,645
Time Warner Inc.	6.875%	5/1/12	5,950,000	6,087,147
Time Warner Inc.	7.625%	4/15/31	440,000	446,708
Time Warner Inc.	7.700%	5/1/32	5,554,000	5,686,202
Viacom Inc.	5.750%	4/30/11	14,870,000	14,904,677
Viacom Inc.	6.250%	4/30/16	6,600,000	6,374,762

				107,092,082

Metals and Mining — 0.2%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	14,090,000	14,864,950
Steel Dynamics Inc.	6.750%	4/1/15	5,890,000	5,639,675
Steel Dynamics Inc.	7.750%	4/15/16	1,980,000	1,970,100	A

				22,474,725

Multi-Utilities — 0.1%
Dominion Resources Inc.	5.125%	12/15/09	1,260,000	1,274,078
Dominion Resources Inc.	4.750%	12/15/10	1,010,000	1,016,470
Dominion Resources Inc.	5.700%	9/17/12	5,135,000	5,213,771

				7,504,319

Multiline Retail — 0.1%
J.C. Penney Co. Inc.	7.400%	4/1/37	690,000	619,527

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Multiline Retail — Continued
Target Corp.	4.000%	6/15/13	$5,340,000		$5,146,521	C
The Neiman-Marcus Group Inc.	10.375%	10/15/15	7,000,000		7,000,000	C

					12,766,048

Office Electronics — N.M.
Xerox Corp.	6.750%	2/1/17	1,180,000		1,189,219

Oil, Gas and Consumable Fuels — 2.1%
Anadarko Petroleum Corp.	3.176%	9/15/09	21,500,000		21,253,846	B
Anadarko Petroleum Corp.	5.950%	9/15/16	2,250,000		2,251,208
Anadarko Petroleum Corp.	6.450%	9/15/36	32,415,000		31,996,458
Chesapeake Energy Corp.	6.375%	6/15/15	1,205,000		1,138,725
Chesapeake Energy Corp.	6.250%	1/15/18	1,970,000		1,812,400	C
Chesapeake Energy Corp.	7.250%	12/15/18	7,105,000		6,909,612
Conoco Inc.	6.950%	4/15/29	83,000		91,030
ConocoPhillips	8.750%	5/25/10	3,100,000		3,373,575
ConocoPhillips	5.900%	10/15/32	10,000		9,897
El Paso Corp.	7.000%	6/15/17	68,790,000		67,323,948
El Paso Corp.	7.800%	8/1/31	4,277,000		4,307,204
El Paso Corp.	7.750%	1/15/32	8,074,000		8,088,404
El Paso Natural Gas Co.	8.375%	6/15/32	2,520,000		2,814,102
Gazprom	6.950%	8/6/09	546,352,000	RUB	23,268,606
Gazprom	6.790%	10/29/09	71,970,000	RUB	3,042,110
Gazprom	7.000%	10/27/11	23,990,000	RUB	1,010,967
Hess Corp.	7.875%	10/1/29	5,290,000		6,067,138
Hess Corp.	7.300%	8/15/31	13,235,000		14,781,523
KazMunaiGaz Exploration Production - GDR	8.375%	7/2/13	33,610,000		33,500,767	A
Kerr-McGee Corp.	6.875%	9/15/11	800,000		834,739
Kerr-McGee Corp.	6.950%	7/1/24	2,560,000		2,655,398
Kerr-McGee Corp.	7.875%	9/15/31	10,555,000		12,279,961
Kinder Morgan Energy Partners LP	6.300%	2/1/09	10,000		10,101
Kinder Morgan Energy Partners LP	6.750%	3/15/11	60,000		61,847
Kinder Morgan Energy Partners LP	7.125%	3/15/12	7,565,000		7,897,179
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,804,000		1,728,963
Kinder Morgan Energy Partners LP	6.000%	2/1/17	5,170,000		5,108,446
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,507,000		1,495,731
Peabody Energy Corp.	6.875%	3/15/13	1,085,000		1,087,712
Peabody Energy Corp.	5.875%	4/15/16	880,000		822,800
Pemex Project Funding Master Trust	4.076%	6/15/10	13,000		13,085	A,B
Pemex Project Funding Master Trust	3.281%	12/3/12	104,000		101,920	A,B
Pemex Project Funding Master Trust	6.625%	6/15/35	20,386,000		20,112,889	C
Pemex Project Funding Master Trust	6.625%	6/15/35	850,000		838,613	A
Seariver Maritime Inc.	0.000%	9/1/12	70,000		57,635	I
Texaco Capital Inc.	5.500%	1/15/09	1,600,000		1,612,293	C
The Williams Cos. Inc.	7.500%	1/15/31	990,000		1,001,138
The Williams Cos. Inc.	7.750%	6/15/31	530,000		551,200	C
XTO Energy Inc.	7.500%	4/15/12	971,000		1,041,760

					292,354,930

Paper and Forest Products — 0.1%
Georgia-Pacific Corp.	8.125%	5/15/11	9,000		8,887

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Paper and Forest Products — Continued
Weyerhaeuser Co.	6.750%	3/15/12	$7,090,000	$7,302,140

				7,311,027

Pharmaceuticals — 0.1%
Wyeth	5.950%	4/1/37	19,765,000	19,077,909

Real Estate Investment Trusts (REITs) — 0.1%
Health Care Property Investors Inc.	6.450%	6/25/12	6,240,000	5,980,678	C
Host Marriott LP	6.750%	6/1/16	2,065,000	1,832,688	C
Ventas Inc.	8.750%	5/1/09	770,000	785,400
Ventas Inc.	6.750%	6/1/10	800,000	796,000
Ventas Inc.	9.000%	5/1/12	440,000	460,900
Ventas Inc.	6.750%	4/1/17	850,000	816,000

				10,671,666

Real Estate Management and Development — N.M.
Forest City Enterprises Inc.	7.625%	6/1/15	360,000	334,800
Forest City Enterprises Inc.	6.500%	2/1/17	597,000	519,390

				854,190

Road and Rail — N.M.
Hertz Corp.	8.875%	1/1/14	3,285,000	3,005,775
Hertz Corp.	10.500%	1/1/16	1,780,000	1,619,800	C
Norfolk Southern Corp.	6.200%	4/15/09	20,000	20,310

				4,645,885

Semiconductors and Semiconductor Equipment — N.M.
Freescale Semiconductor Inc.	8.875%	12/15/14	10,000	8,125

Specialty Retail — 0.3%
Autozone Inc.	6.950%	6/15/16	10,890,000	11,352,302
Home Depot Inc.	4.625%	8/15/10	2,720,000	2,684,083
Home Depot Inc.	5.250%	12/16/13	5,510,000	5,284,696
Home Depot Inc.	5.400%	3/1/16	8,230,000	7,557,222
Limited Brands Inc.	6.125%	12/1/12	16,900,000	15,918,803

				42,797,106

Textiles, Apparel and Luxury Goods — N.M.
Oxford Industries Inc.	8.875%	6/1/11	800,000	772,000

Thrifts and Mortgage Finance — 0.1%
Countrywide Financial Corp.	2.868%	1/5/09	30,000	29,413	B
Residential Capital LLC	5.816%	4/17/09	2,650,000	1,908,000	B,C
Residential Capital LLC	5.758%	5/22/09	7,170,000	5,162,400	J
Residential Capital LLC	8.000%	2/22/11	11,835,000	4,615,650	J
Residential Capital LLC	8.500%	6/1/12	700,000	273,000	J

				11,988,463

Tobacco — 0.1%
Philip Morris Capital Corp.	7.500%	7/16/09	190,000	187,036
Reynolds American Inc.	7.875%	5/15/09	730,000	744,600	C
Reynolds American Inc.	6.750%	6/15/17	8,430,000	8,386,071

				9,317,707

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Wireless Telecommunication Services — 0.2%
Nextel Communications Inc.	6.875%	10/31/13	$60,000	$50,700
Nextel Communications Inc.	5.950%	3/15/14	493,000	395,633
Nextel Communications Inc.	7.375%	8/1/15	1,980,000	1,643,400
Sprint Capital Corp.	8.375%	3/15/12	17,025,000	16,854,750
Sprint Capital Corp.	6.900%	5/1/19	720,000	631,800
Sprint Capital Corp.	8.750%	3/15/32	3,385,000	3,224,212

				22,800,495

Total Corporate Bonds and Notes (Cost — $2,485,544,696)				2,283,449,827

Asset-Backed Securities — 3.5%
Fixed Rate Securities — 0.2%
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	2,009,397	1,513,181
Contimortgage Home Equity Trust 1997-4 B1F	7.330%	10/15/28	1,155,190	591,350
Green Tree Financial Corp. 1992-2 B	9.150%	1/15/18	156,799	109,018
Green Tree Financial Corp. 1993-2	8.000%	7/15/18	451,570	460,637
Green Tree Financial Corp. 1996-5	8.100%	7/15/27	2,913,077	682,942
Green Tree Home Improvement Loan Trust 1996-A	7.400%	2/15/26	274,486	172,434
Lehman ABS Manufactured Housing Contract 2001-B A3	4.350%	5/15/14	3,392,070	2,353,246
Lehman ABS Manufactured Housing Contract 2001-B A6	6.467%	8/15/28	2,307,531	1,744,892
Merrill Lynch Mortgage Investors Inc. 2005-SD1 A2	5.666%	5/25/46	1,275,567	1,247,085
Origen Manufactured Housing Contract Trust 2005-B	5.910%	1/15/37	4,797,000	4,463,028
Origen Manufactured Housing Contract Trust 2005-B	5.990%	1/15/37	1,500,000	1,288,254
Origen Manufactured Housing Contract Trust 2005-B	6.480%	1/15/37	2,100,000	1,679,240
Patrons’ Legacy 2003-IV	5.775%	12/23/63	8,900,000	7,660,708	A
Pegasus Aviation Lease Securitization 2000-1 A2	8.370%	3/25/30	4,475,000	2,105,528	A
Terwin Mortgage Trust 2006-10SL A1	4.750%	10/25/37	27,582,977	7,246,144
UCFC Home Equity Loan 1998-C	5.935%	1/15/30	6,910	5,250
Vanderbilt Mortgage Finance 1997-B 1B2	8.155%	10/7/26	197,061	194,514
Vanderbilt Mortgage Finance 1997-C	7.830%	8/8/27	365,717	360,798
WEF Issuer LLC 2006-A	5.190%	12/15/14	542,505	519,515	A

				34,397,764

Indexed SecuritiesB — 3.2%
Ace Securities Corp. Home Equity Loan Trust 2006-SL3	2.583%	6/25/36	1,080,682	519,420
AFC Home Equity Loan Trust 2002-2	2.783%	6/25/30	447,162	293,059
Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3	3.011%	11/15/31	244,049	215,741
Bear Stearns Asset Backed Securities Inc. 2005-CL1	2.983%	9/25/34	9,601,743	8,809,949
Bear Stearns Asset Backed Securities Inc. 2006-1 A	2.763%	2/25/36	2,239,061	2,127,356
Bear Stearns Second Lien Trust 2007-SV1A A3	2.733%	12/25/36	2,668,105	1,693,713	A
CDC Mortgage Capital Trust 2002-HE1	3.103%	1/25/33	488,725	397,093
Countrywide Asset-Backed Certificates 2002-BC1	3.053%	4/25/32	150,764	137,773
Countrywide Asset-Backed Certificates 2003-1	3.073%	6/25/33	333,973	307,429
Countrywide Asset-Backed Certificates 2003-BC3	3.103%	9/25/33	637,078	493,382
Countrywide Asset-Backed Certificates 2006-SD4 A1	2.733%	12/25/36	241,234	178,639	A
Countrywide Home Equity Loan Trust 2002-F	2.821%	11/15/28	490,838	355,199
Countrywide Home Equity Loan Trust 2006-RES	2.731%	6/15/29	605,453	332,743	A
Credit-Based Asset Servicing and Securitization 2007-RP1 A	2.793%	5/25/46	39,363,116	29,987,071	A

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
EMC Mortgage Loan Trust 2002-B A1	3.043%	2/25/41	$588,290	$472,279	A
Fairbanks Capital Mortgage Loan Trust 1999-1 A	3.593%	5/25/28	925,512	921,163	A
Fleet Home Equity Loan Trust 2003-1	2.732%	1/20/33	3,735,166	2,600,990
GMAC Mortgage Corp. Loan Trust 2004-HE3 A2VN	2.633%	10/25/34	65,023,582	48,234,493
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1	3.143%	2/25/31	5,673,711	4,520,245	A
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN	2.653%	2/25/36	48,862,494	21,094,855
GMAC Mortgage Corp. Loan Trust 2006-HE1 A	2.603%	11/25/36	1,315,431	676,757
Greenpoint Mortgage Funding Trust 2005-HE1	2.793%	9/25/34	4,270,000	2,989,857
GSRPM Mortgage Loan Trust 2004-1 A1	2.873%	9/25/42	2,043,369	2,027,071	A
Indymac Home Equity Loan Asset-Backed Trust 2001-A	2.653%	3/25/31	98,700	89,949
Lehman XS Trust 2005-5N	2.693%	11/25/35	21,165,548	15,977,536
Lehman XS Trust 2005-5N 3A1A	2.693%	11/25/35	5,639,173	4,227,573
Lehman XS Trust 2006-2N 1A1	2.653%	2/25/46	266,115	186,386
Lehman XS Trust 2006-4N A2A	2.613%	4/25/46	7,151,873	5,144,170
Lehman XS Trust 2007-8H A1	2.523%	6/25/37	91,261,797	80,876,360
Long Beach Mortgage Loan Trust 2006-8 2A4	2.633%	9/25/36	7,500,000	1,181,453
Long Beach Mortgage Loan Trust 2006-9 2A3	2.553%	10/25/36	6,200,000	2,895,289
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1	2.843%	2/25/37	103,062,883	82,866,217
MSDWCC Heloc Trust 2005-1	2.583%	7/25/17	1,687,905	1,141,961
Option One Mortgage Loan Trust 2003-1	3.233%	2/25/33	15,969	13,849
Provident Bank Home Equity Loan Trust 2000-2	2.933%	8/25/31	293,500	197,838
RAAC 2006-RP3 A	2.753%	5/25/36	47,084	41,315	A
RAAC 2006-RP4 A	2.683%	1/25/46	31,708,245	24,198,493	A
Renaissance Home Equity Loan Trust 2005-1	2.723%	5/25/35	2,949,879	2,467,437
Residential Asset Mortgage Products Inc. 2003-RS4	3.053%	5/25/33	957,182	557,244
Residential Funding Mortgage Securities II 2003-HS3	2.683%	8/25/33	273,675	206,509
Residential Funding Securities Corp. 2002-RP2 A1	3.143%	10/25/32	5,013,960	3,760,470	A
SACO I Trust 2006-3 A3	2.623%	4/25/36	3,855,986	1,490,267
SACO I Trust 2006-6 A	2.523%	6/25/36	1,045,227	351,694
Salomon Brothers Mortgage Securities VII 2002-CIT1	2.693%	3/25/32	416,071	407,304
Securitized Asset Backed Receivables LLC 2007-BR3 A2B	2.613%	4/25/37	70,887,000	41,810,443
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2	2.623%	2/25/37	39,424,597	26,697,793
SLM Student Loan Trust 2006-10 A2	2.930%	10/25/17	306,261	305,623
Southern Pacific Secured Asset Corp. 1998-2	2.733%	7/25/29	20,966	16,059
Structured Asset Securities Corp. 2006-ARS1 A1	2.503%	2/25/36	1,278,130	346,019	A
Truman Capital Mortgage Loan Trust 2006-1	2.653%	3/25/36	23,397,414	11,698,707	A
Vanderbilt Mortgage Finance 1999-D	5.698%	1/7/30	4,100,000	3,922,396
Wachovia Asset Securitization Inc. 2002-HE1	2.763%	9/27/32	730,918	618,591
Wachovia Asset Securitization Inc. 2002-HE2	2.823%	12/25/32	78,311	60,044
Wachovia Asset Securitization Inc. 2003-HE1	2.683%	3/25/33	17,084	13,492

				443,154,758

Stripped Securities — N.M.
Oakwood Mortgage Investors Inc. 2001-E	6.000%	11/15/09	4,208,362	88,409	K1

Variable Rate SecuritiesF — 0.1%
Countrywide Asset-Backed Certificates 2004-15	4.614%	12/25/32	11,882,000	11,648,400

Total Asset-Backed Securities (Cost — $683,822,977)				489,289,331

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — 12.2%
Fixed Rate Securities — 2.7%
Banc of America Commercial Mortgage Inc. 2006-1 A4	5.372%	9/10/45	$310,000	$295,524
Banc of America Funding Corp. 2003-1	6.000%	5/20/33	532,623	507,989
Banc of America Funding Corp. 2006-8T2 A2	5.791%	10/25/36	156,527	151,583
Commercial Capital Access One Inc. 2I	12.000%	11/15/27	1,890,205	642,670
Commercial Mortgage Pass-Through Certificates 2001-J1A A2	6.457%	2/14/34	356,038	364,460	A
Countrywide Alternative Loan Trust 2003-20CB 1A1	5.500%	10/25/33	22,165,170	20,294,984
Credit Suisse Mortgage Capital Certificates 2006-C4 A3	5.467%	9/15/39	1,500,000	1,425,853
GE Capital Commercial Mortgage Corp. 2007-C1 A4	5.543%	12/10/49	32,530,000	30,465,380
GMAC Commercial Mortgage Securities Inc. 1999-C2	6.945%	9/15/33	316,321	320,684
GS Mortgage Securities Corp. II 2005-GG4	4.680%	7/10/39	18,650,000	17,966,101
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12	4.895%	9/12/37	3,000,000	2,830,935
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB15	5.814%	6/12/43	2,370,000	2,312,028
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%	5/15/47	75,000,000	70,354,613
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3	5.420%	5/15/49	37,340,000	34,603,803
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2	7.400%	7/15/31	1,265,888	1,283,281
LB-UBS Commercial Mortgage Trust 2000-C3 A2	7.950%	5/15/25	96,879	100,690
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/30	8,640,000	8,098,620
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/30	4,100,000	3,922,106
MASTR Reperforming Loan Trust 2005-1 1A1	6.000%	8/25/34	5,038,566	4,832,988	A
MASTR Reperforming Loan Trust 2005-1 1A3	7.000%	8/25/34	7,488,072	7,393,682	A
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4	5.485%	3/12/51	22,470,000	20,925,832
Morgan Stanley Capital I 2005-HQ6	4.989%	8/13/42	21,070,000	20,007,061
Morgan Stanley Capital I 2007-IQ14 A4	5.692%	4/15/49	36,175,000	34,112,804
Prime Mortgage Trust 2006-DR1 2A2	6.000%	11/25/36	76,907,680	69,609,142	A
Residential Asset Mortgage Products Inc. 2004-SL2	8.500%	10/25/31	224,884	217,217
Residential Asset Mortgage Products Inc. 2004-SL4	7.500%	7/25/32	2,185,503	2,130,865
Residential Asset Mortgage Products Inc. 2005-SL2	7.500%	3/25/32	10,988,344	9,024,178
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	2,416,090	2,057,204

				366,252,277

Indexed SecuritiesB — 6.9%
American Home Mortgage Assets Trust 2006-3	2.673%	7/25/46	18,688,518	13,132,519
American Home Mortgage Investment Trust 2005-4	2.683%	11/25/45	16,079,705	12,146,690
Bayview Commercial Asset Trust 2006-2A A1	2.713%	7/25/36	1,859,819	1,561,599	A
Bayview Commercial Asset Trust 2006-SP1 A1	2.753%	4/25/36	2,142,471	1,847,365	A
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1	2.643%	12/25/36	1,376,930	997,966
Bear Stearns Second Lien Trust 2007-SV1A A1	2.703%	12/25/36	8,261,110	5,470,507	A
Bear Stearns Structured Products Inc. 2007-R10 A1	2.832%	9/26/37	42,761,394	42,491,712	A
Bear Stearns Structured Products Inc. 2007-R11 A1A	2.993%	9/27/37	135,290,110	128,618,479	A
Citigroup Mortgage Loan Trust Inc. 2005-5	5.489%	8/25/35	238,337	173,055
Citigroup Mortgage Loan Trust Inc. 2005-HE2	2.793%	7/25/35	10,580,638	9,405,188	A
Countrywide Alternative Loan Trust 2004-J9 3A4	2.873%	10/25/34	141,357	113,420
Countrywide Alternative Loan Trust 2005-38 A3	2.833%	9/25/35	17,701,112	13,296,192
Countrywide Alternative Loan Trust 2005-44 1A1	2.813%	10/25/35	21,184,252	16,451,222
Countrywide Alternative Loan Trust 2005-44 2A1	2.793%	10/25/35	11,498,066	8,842,579

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Countrywide Alternative Loan Trust 2005-56 3A1	2.683%	11/25/35	$14,034,202	$10,685,221
Countrywide Alternative Loan Trust 2005-56 4A1	2.703%	11/25/35	6,782,648	5,243,246
Countrywide Alternative Loan Trust 2005-59 1A1	2.813%	11/20/35	6,608,510	4,832,869
Countrywide Alternative Loan Trust 2005-72 A1	2.663%	1/25/36	5,053,487	3,938,385
Countrywide Alternative Loan Trust 2005-J12	2.663%	8/25/35	1,046,870	670,433
Countrywide Alternative Loan Trust 2006-0A2 A5	2.712%	5/20/46	7,832,587	4,614,336
Countrywide Alternative Loan Trust 2006-OA1 2A1	2.692%	3/20/46	82,948	58,711
Countrywide Alternative Loan Trust 2006-OA17	2.677%	12/20/46	43,305,831	30,293,338
Countrywide Alternative Loan Trust 2006-OA18 A2	2.633%	12/25/36	337,761	193,104
Countrywide Alternative Loan Trust 2006-OC2 2A3	2.683%	2/25/36	9,400,000	4,775,642
Countrywide Home Loans 2005-09 1A1	2.693%	5/25/35	8,268,971	6,415,973
Countrywide Home Loans 2005-R3	2.793%	9/25/35	6,422,820	5,613,905	A
Countrywide Home Loans 2006-OA5 1A1	2.593%	4/25/46	5,246,815	3,749,792
DSLA Mortgage Loan Trust 2006-AR1 1A1A	4.448%	3/19/46	1,573,047	1,125,220
DSLA Mortgage Loan Trust 2006-AR1 1A1B	4.448%	3/19/37	1,573,047	1,085,486
GMAC Mortgage Corp. Loan Trust 2005-AR6 2A1	5.202%	11/19/35	299,979	295,552
Greenpoint Mortgage Funding Trust 2005-AR5 2A2	2.663%	11/25/46	5,998,138	3,668,967
Greenpoint Mortgage Funding Trust 2006-AR3 3A1	2.663%	4/25/36	6,688,977	4,707,319
Greenpoint Mortgage Funding Trust 2007-AR2 1A1	2.523%	4/25/47	73,586,189	47,775,948
GSMPS Mortgage Loan Trust 2005-RP2	2.743%	3/25/35	20,642,530	18,905,228	A
GSMPS Mortgage Loan Trust 2005-RP3	2.743%	9/25/35	32,148,620	27,422,908	A
Harborview Mortgage Loan Trust 2005-3	2.723%	6/19/35	16,581,877	12,450,595
Harborview Mortgage Loan Trust 2005-7	5.130%	6/19/45	7,148,948	5,358,360
Harborview Mortgage Loan Trust 2006-13 A	2.663%	11/19/46	581,609	416,358
Harborview Mortgage Loan Trust 2006-7	2.683%	10/19/37	3,756,649	2,593,816
Harborview Mortgage Loan Trust 2007-4 2A1	2.703%	7/19/47	36,177,590	24,610,793
Impac CMB Trust 2003-4 1A1	3.033%	10/25/33	142,847	93,092
IMPAC Secured Assets Corp. 2006-2 2A1	2.743%	8/25/36	4,502,900	3,601,806
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.255%	11/25/37	15,516,797	14,654,210
IndyMac Index Mortgage Loan Trust 2004-AR2 2A1	2.703%	6/25/34	47,068	41,696
IndyMac Index Mortgage Loan Trust 2006-AR15 A1	2.513%	7/25/36	304,491	218,244
La Hipotecaria SA 2007-1GA A	5.500%	12/23/36	352,916	310,436	A
Lehman XS Trust 2006-GP2 1A1A	2.463%	6/25/46	883,459	818,329
Luminent Mortgage Trust 2006-7 2A1	2.563%	12/25/36	5,095,492	3,662,469
MASTR Adjustable Rate Mortgages Trust 2004-13	3.788%	11/21/34	1,830,000	1,753,834
MASTR Reperforming Loan Trust 2005-2 1A1F	2.743%	5/25/35	6,025,087	5,317,644	A
MLCC Mortgage Investors Inc. 2003-B	2.733%	4/25/28	2,653,743	2,411,243
RBSGC Mortgage Pass Through Certificates 2007-B 1A4	2.843%	1/25/37	43,197,714	32,332,966
Residential Accredit Loans Inc. 2005-QO3 A1	2.793%	10/24/45	2,568,486	1,994,012
Residential Accredit Loans Inc. 2006-QO10 A1	2.553%	1/25/37	340,150	270,827
Residential Accredit Loans Inc. 2006-QO8 1A1A	2.483%	10/25/46	2,604,063	2,411,055
Residential Accredit Loans Inc. 2007-QO4 A1A	2.583%	5/25/47	14,358,093	9,862,209
Sequoia Mortgage Trust A4	2.841%	11/25/24	11,529	10,951
Structured Asset Mortgage Investments Inc. 2006-AR3 11A1	2.603%	4/25/36	5,977,689	4,220,161
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	2.603%	8/25/36	42,393,637	30,521,778
Thornburg Mortgage Securities Trust 2005-4 A4	2.593%	12/25/35	71,962,217	71,412,850
Thornburg Mortgage Securities Trust 2006-1	2.563%	1/25/36	90,599,733	89,528,835
Thornburg Mortgage Securities Trust 2006-1 A2	2.543%	1/25/36	6,909,710	6,880,981
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A	2.623%	4/25/45	11,549,710	9,075,247

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A	2.663%	7/25/45	$11,226,698	$8,283,150
WaMu Mortgage Pass-Through Certificates, 2005-AR1 A1A	2.713%	1/25/45	2,653,151	2,177,714
WaMu Mortgage Pass-Through Certificates, 2005-AR11	2.713%	8/25/45	35,227,582	28,027,089
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1	2.683%	10/25/45	20,424,479	15,902,477
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10	3.593%	10/25/45	5,995,602	1,019,252	A
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A1	2.653%	11/25/45	18,582,395	14,226,823
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A2	2.673%	11/25/45	29,226,250	22,091,993
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2	2.683%	12/25/45	18,464,370	13,248,505
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1	2.663%	12/25/45	26,622,839	21,361,940
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2	2.683%	12/25/45	29,427,065	25,752,116
WaMu Mortgage Pass-Through Certificates, 2007-OA5 A1A	4.368%	5/25/47	—	—
Zuni Mortgage Loan Trust 2006-OA1	2.523%	8/25/36	25,813,269	24,631,060

				954,176,992

Stripped Securities — N.M.
Diversified REIT Trust 2001-1A	0.405%	3/8/10	6,480,237	139,714	A,G,K1
FFCA Secured Lending Corp. 1999-1A	1.417%	9/18/25	305,485	10,465	A,G,K1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.005%	12/15/16	244,036	143	A,G,K1
LB-UBS Commercial Mortgage Trust 2001-C3 X	1.153%	6/15/36	8,269,724	190,496	A,K1

				340,818

Variable Rate SecuritiesF — 2.6%
Banc of America Commercial Mortgage Inc. 2005-5 A4	5.115%	10/10/45	7,630,000	7,277,812
Banc of America Commercial Mortgage Inc. 2006-2 A4	5.740%	5/10/45	28,805,000	28,127,120
Banc of America Funding Corp. 2005-F 2A1	4.993%	9/20/35	22,391,490	17,400,751
Commercial Mortgage Asset Trust 1999-C2	7.546%	11/17/32	347,105	355,032
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB1 2A1	5.332%	3/20/36	234,392	191,738
Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.609%	2/15/39	1,830,000	1,762,450
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	6.005%	9/15/39	11,390,000	10,904,553
Credit Suisse Mortgage Capital Certificates A3-C2	5.847%	3/15/39	8,200,000	7,962,363
Deutsche Mortgage Securities Inc. 2005-WF1 1A3	5.087%	6/26/35	28,390,000	23,845,664	A
GE Capital Commercial Mortgage Corp. 2005-C4	5.121%	11/10/45	15,020,000	14,572,979
Greenwich Capital Commercial Funding Corp. 2008-GG5 A5	5.224%	4/10/37	3,660,000	3,514,758
GS Mortgage Securities Corp. II 2007-GG10 A4	5.993%	8/10/45	2,510,000	2,400,079
GSR Mortgage Loan Trust 2005-AR7 1A1	5.110%	11/25/35	3,145,587	3,106,492
Harborview Mortgage Loan Trust 2006-2	5.463%	2/25/36	6,149,851	4,489,391
IndyMac INDX Mortgage Loan Trust 2004-AR15	6.621%	2/25/35	488,579	436,805
IndyMac INDX Mortgage Loan Trust 2005-AR1 1A1	6.279%	3/25/35	76,575	68,555
IndyMac INDX Mortgage Loan Trust 2005-AR13	4.047%	8/25/35	740,467	576,507
IndyMac INDX Mortgage Loan Trust 2005-AR15	5.099%	9/25/35	10,096,335	8,270,276

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13	5.472%	1/12/43	$11,800,000	$11,405,075
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 HS	5.940%	5/15/47	5,000,000	2,465,339	A
MASTR Adjustable Rate Mortgages Trust 2004-4 3A1	4.190%	5/25/34	2,759,526	2,744,950
MASTR Adjustable Rate Mortgages Trust 2005-1 7A1	4.818%	2/25/35	364,689	317,773
MASTR Adjustable Rate Mortgages Trust 2006-2 3A1	4.848%	1/25/36	177,849	171,704
MASTR Adjustable Rate Mortgages Trust 2007-R5 A1	5.648%	11/25/35	8,231,828	6,704,160	A
Merrill Lynch Mortgage Investors Trust 2006-A1 1A1	5.844%	3/25/36	36,291,730	25,118,112
Merrill Lynch Mortgage Trust 2005-CKI1	5.416%	11/12/37	18,740,000	18,087,816
Merrill Lynch Mortgage Trust 2005-MCP1	4.747%	6/12/43	15,240,000	14,285,590
Merrill Lynch Mortgage Trust 2006-C1 A4	5.842%	5/12/39	130,000	126,486
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4	5.810%	6/12/50	5,150,000	4,889,662
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-8 A3	6.156%	8/12/49	2,800,000	2,704,613
Morgan Stanley Capital I 2007-HQ11 A4	5.447%	2/12/44	1,670,000	1,550,997
Morgan Stanley Mortgage Loan Trust 2004-10AR 4A	5.481%	11/25/34	5,476,640	4,559,165
Morgan Stanley Mortgage Loan Trust 2005-3AR	5.523%	7/25/35	7,760,618	7,007,633
Prime Mortgage Trust 2005-2	7.410%	10/25/32	671,079	648,969
Structured Adjustable Rate Mortgage Loan Trust 2004-16 5A2	5.070%	11/25/34	39,624,969	36,909,692
Thornburg Mortgage Securities Trust 2004-1	5.725%	3/25/44	92,115	89,478
Thornburg Mortgage Securities Trust 2007-4 2A1	6.216%	9/25/37	48,690,073	46,505,374
Thornburg Mortgage Securities Trust 2007-4 3A1	6.216%	9/25/37	44,810,857	42,545,233
WaMu Mortgage Pass-Through Certificates 2005-AR14 1A1	5.053%	12/25/35	265,515	246,533
WaMu Mortgage Pass-Through Certificates 2007-HY4 4A1	5.502%	9/25/36	137,946	132,197

				364,479,876

Total Mortgage-Backed Securities (Cost — $1,937,600,706)				1,685,249,963

Loan Participations and AssignmentsB — 0.5%
Auto Components — N.M.
Allison Transmission Inc., Term Loan, Tranche B	5.230% to 5.470%	9/10/08	992,500	883,531

Communications Equipment — N.M.
Panamsat Corp., Term Loan, Tranche A	5.184%	7/3/08	1,700,000	1,636,250

Computers and Peripherals — N.M.
SunGard Data Systems Inc., Term Loan, Tranche B	4.508%	8/8/08	1,965,025	1,857,686

Containers and Packaging — N.M.
Amscan Holdings Inc., Term Loan, Tranche B	4.733% to 6.250%	9/30/08	990,000	871,200

Diversified Consumer Services — N.M.
Thomson Medical Education, First Lien Term Loan	4.980%	7/30/08	992,500	898,709

Diversified Financial Services — N.M.
CCM Merger Inc., Term Loan, Tranche B	4.638% to 4.808%	9/26/08	971,809	913,500

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Electric Utilities — N.M.
TXU, Term Loan, Tranche B2	5.948% to 6.478%	8/11/08	$1,243,750	$1,150,123

Health Care Providers and Services — 0.1%
Davita Inc., Term Loan, Tranche B1	3.990% to 4.220%	8/26/08	2,000,000	1,918,750
Sheridan Healthcare Inc., Term Loan, Tranche B	5.209% to 5.301%	9/30/08	990,000	878,625
Vanguard Health Holding Co. II, Replacement Term Loan	5.051%	9/30/08	1,960,348	1,884,385

				4,681,760

Hotels, Restaurants and Leisure — N.M.
Metro-Goldwyn-Mayer Studios Inc., Term Loan, Tranche B	6.051%	9/30/08	1,469,925	1,200,089

IT Services — 0.3%
First Data Corp., Term Loan, Tranche B1	5.231% to 5.552%	9/30/08	39,511,425	36,217,160

Media — 0.1%
Carmike Cinemas Inc., Delayed Draw Term Loan	6.470%	12/10/08	745,709	716,813
Cedar Fair LP, Term Loan, Tranche B	4.483%	7/31/08	980,000	926,916
Charter Communications Operating LLC, Term Loan	4.900%	7/30/08	1,990,000	1,743,511
Citadel Communication Group, Term Loan, Tranche B	4.115% to 4.435%	9/30/08	1,000,000	865,000
CSC Holdings Inc., Incremental Term Loan	4.225%	7/14/08	979,950	929,425
Idearc Inc., Term Loan, Tranche B	4.490% to 4.800%	9/30/08	985,000	785,264
Nielsen Finance LLC, Term Loan, Tranche B	4.734%	8/8/08	1,965,012	1,829,216
Tribune Co., Tranche B	5.482%	7/21/08	990,000	743,737
Univision Communications, Term Loan, Tranche B	4.733% to 5.149%	7/31/08	1,000,000	819,750
UPC Broadband Holding, Term Loan, Tranche N1	4.209%	7/1/08	1,000,000	942,500

				10,302,132

Multiline Retail — N.M.
Dollar General Corp., Term Loan, Tranche B	5.649%	7/31/08	1,000,000	931,111

Paper and Forest Products — N.M.
Georgia-Pacific Corp., First Lien Term Loan	4.399% to 4.551%	9/30/08	979,900	923,862

Road and Rail — N.M.
Swift Transportation, Term Loan	6.125%	8/1/08	883,721	705,872

Semiconductors and Semiconductor Equipment — N.M.
Sensata Technologies, Term Loan, Tranche B	4.663%	7/29/08	1,471,000	1,359,450

Total Loan Participations and Assignments (Cost — $69,234,127)				64,532,435

U.S. Government and Agency Obligations — 9.9%
Fixed Rate Securities — 5.1%
Fannie Mae	5.625%	5/19/11	31,580,000	32,207,873
Fannie Mae	4.610%	10/10/13	40,690,000	40,742,165	C
Fannie Mae	6.000%	4/18/36	18,560,000	19,070,122	C

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
Farmer Mac	5.125%	8/25/16	$410,000	$423,083	C
Federal Home Loan Bank	3.875%	8/22/08	8,640,000	8,655,483
Federal Home Loan Bank	5.100%	9/19/08	800,000	804,297
Federal Home Loan Bank	5.000%	12/21/15	240,000	247,151
Federal Home Loan Bank	5.500%	7/15/36	3,040,000	3,155,204
Freddie Mac	2.550%	5/13/09	22,500,000	22,433,760
Freddie Mac	5.250%	2/24/11	16,000,000	16,198,912	C
Freddie Mac	5.625%	3/15/11	25,450,000	26,818,217	C
Freddie Mac	3.875%	6/29/11	14,440,000	14,552,098	C
Freddie Mac	4.750%	3/5/12	200,000	205,682
Freddie Mac	3.625%	5/29/13	18,620,000	18,196,972	C
Freddie Mac	5.450%	11/21/13	18,230,000	18,367,254
Freddie Mac	5.300%	5/12/20	75,000,000	74,534,850	C
Freddie Mac	5.625%	11/23/35	19,270,000	19,180,915
Tennessee Valley Authority	6.250%	12/15/17	40,000	44,434
Tennessee Valley Authority	7.125%	5/1/30	840,000	1,045,270
Tennessee Valley Authority	5.980%	4/1/36	120,000	129,159
United States Treasury Bonds	8.750%	5/15/17	10,000	13,473	C
United States Treasury Bonds	8.875%	8/15/17	10,000	13,617	C
United States Treasury Bonds	6.375%	8/15/27	27,280,000	33,418,000	C
United States Treasury Bonds	4.375%	2/15/38	33,590,000	32,739,770	C
United States Treasury Notes	5.000%	7/31/08	5,835,000	5,849,587	C
United States Treasury Notes	4.500%	3/31/09	19,490,000	19,799,092	C
United States Treasury Notes	4.000%	8/31/09	127,690,000	130,094,147	C
United States Treasury Notes	2.625%	5/31/10	5,280,000	5,283,300	C
United States Treasury Notes	2.875%	6/30/10	118,280,000	118,862,174
United States Treasury Notes	4.500%	9/30/11	23,190,000	24,237,168	C
United States Treasury Notes	4.875%	6/30/12	180,000	191,278	C
United States Treasury Notes	4.625%	7/31/12	3,330,000	3,510,289	C
United States Treasury Notes	4.750%	8/15/17	14,090,000	14,926,594	C
United States Treasury Notes	3.500%	2/15/18	510,000	490,915	C
United States Treasury Notes	3.875%	5/15/18	4,150,000	4,115,310	C

				710,557,615

Indexed SecuritiesB — 0.2%
Farmer Mac	2.356%	2/23/09	27,000,000	26,988,525

Stripped Securities — 0.3%
United States Treasury Bonds	0.000%	11/15/21	37,190,000	19,981,704	C,K2
United States Treasury Bonds	0.000%	11/15/24	32,510,000	15,146,311	C,K2
United States Treasury Bonds	0.000%	5/15/30	17,830,000	6,440,749	C,K2

				41,568,764

Treasury Inflation-Protected SecuritiesL — 4.3%
United States Treasury Inflation-Protected Security	1.875%	7/15/13	8,758,881	9,259,784	C
United States Treasury Inflation-Protected Security	2.000%	1/15/14	1,325,125	1,406,806	C
United States Treasury Inflation-Protected Security	2.000%	1/15/16	39,952,609	42,081,324	C
United States Treasury Inflation-Protected Security	2.500%	7/15/16	8,189,104	8,947,874	C
United States Treasury Inflation-Protected Security	2.375%	1/15/17	13,078,691	14,156,663	C
United States Treasury Inflation-Protected Security	2.625%	7/15/17	4,963,877	5,482,756	C
United States Treasury Inflation-Protected Security	1.625%	1/15/18	133,279	135,392	C
United States Treasury Inflation-Protected Security	2.375%	1/15/25	74,929,574	78,582,391	C

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected Securities — Continued
United States Treasury Inflation-Protected Security	2.000%	1/15/26	$144,184,334	$142,956,460	C
United States Treasury Inflation-Protected Security	2.375%	1/15/27	165,209,005	173,198,347	C
United States Treasury Inflation-Protected Security	1.750%	1/15/28	14,435,098	13,733,638	C
United States Treasury Inflation-Protected Security	3.625%	4/15/28	24,925,246	31,103,990	C
United States Treasury Inflation-Protected Security	3.875%	4/15/29	41,141,685	53,461,686	C
United States Treasury Inflation-Protected Security	3.375%	4/15/32	10,624,063	13,368,886

				587,875,997

Total U.S. Government and Agency Obligations (Cost — $1,315,997,306)				1,366,990,901

U.S. Government Agency Mortgage-Backed Securities — 48.8%
Fixed Rate Securities — 45.8%
Fannie Mae	6.500%	5/1/14 to 12/1/37	124,041,703	127,895,923
Fannie Mae	5.500%	1/1/17 to 3/1/37	662,040,757	653,987,633
Fannie Mae	9.500%	11/1/21	1,226	1,352
Fannie Mae	5.000%	12/1/23	125,000,000	123,593,750	M
Fannie Mae	6.000%	12/1/23	8,530,000	8,743,250	M
Fannie Mae	6.000%	4/1/24 to 8/1/37	693,386,138	700,469,229
Fannie Mae	7.000%	8/1/29 to 6/1/32	3,720,019	3,932,067
Fannie Mae	7.500%	11/1/29	19,292	20,822
Fannie Mae	6.541%	6/1/32	434,042	440,815
Fannie Mae	7.464%	6/1/32	151,362	159,437
Fannie Mae	5.000%	7/1/33 to 3/1/38	2,953,460,565	2,847,443,685
Fannie Mae	4.500%	12/1/34 to 3/1/35	14,195,856	13,175,438
Fannie Mae	5.764%	10/1/35	845,088	812,886
Fannie Mae	6.555%	10/1/35	3,227,259	3,263,503
Fannie Mae	6.358%	11/1/35	29,791	30,125
Fannie Mae	4.500%	12/1/38	53,300,000	49,385,755	M
Fannie Mae	5.500%	12/1/38	572,100,000	562,861,188	M
Freddie Mac	6.000%	11/1/08 to 10/1/37	9,168,076	9,348,982
Freddie Mac	5.500%	12/1/13 to 5/1/35	11,258,983	11,151,264
Freddie Mac	7.000%	10/1/16 to 4/1/32	1,253,055	1,324,433
Freddie Mac	6.500%	7/1/29	320,293	333,699
Freddie Mac	5.000%	12/1/34 to 4/1/38	794,233,799	762,761,285
Freddie Mac	6.476%	12/1/37	—	—
Government National Mortgage Association	7.500%	3/15/23 to 9/15/31	222,427	239,325
Government National Mortgage Association	7.000%	7/15/23 to 7/15/31	655,829	699,284
Government National Mortgage Association	6.500%	4/15/28 to 4/15/33	14,103,292	14,644,411
Government National Mortgage Association	6.000%	1/15/29 to 11/15/35	70,613,831	71,918,294
Government National Mortgage Association	8.000%	12/15/30 to 1/15/31	24,054	26,354
Government National Mortgage Association	5.000%	7/15/33 to 11/15/35	68,619,344	66,652,721

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Government National Mortgage Association	5.500%	7/15/33 to 10/15/35	$20,393,228	$20,358,808
Government National Mortgage Association	5.000%	12/1/38	275,900,000	267,062,371	M

				6,322,738,089

Indexed SecuritiesB — 3.0%
Fannie Mae	4.601%	5/1/35	4,819,525	4,855,695
Fannie Mae	4.870%	6/1/35	12,707,777	12,858,456
Fannie Mae	5.345%	6/1/35	2,781,981	2,822,322
Fannie Mae	4.360%	8/1/35	1,458,459	1,462,584
Fannie Mae	4.662%	9/1/35	8,491,334	8,516,160
Fannie Mae	4.720%	9/1/35	3,247,826	3,267,012
Fannie Mae	4.635%	10/1/35	2,953,940	2,962,726
Fannie Mae	4.685%	10/1/35	3,936,732	3,944,268
Fannie Mae	4.772%	10/1/35	3,000,503	3,027,358
Fannie Mae	4.892%	10/1/35	2,787,532	2,799,585
Fannie Mae	5.767%	10/1/35	4,776,081	4,879,237
Fannie Mae	5.771%	10/1/35	20,958,046	21,411,166
Fannie Mae	5.788%	10/1/35	33,548,076	34,274,126
Fannie Mae	5.763%	11/1/35	14,700,682	15,018,196
Fannie Mae	5.282%	12/1/35	4,825,716	4,888,901
Fannie Mae	6.436%	1/1/37	21,659,489	22,290,332
Fannie Mae	5.509%	2/1/37	35,816,852	36,396,114
Fannie Mae	5.698%	4/1/37	26,413,961	26,727,096
Fannie Mae	5.862%	4/1/37	16,177,883	16,430,382
Fannie Mae	6.138%	8/1/37	28,554,949	29,293,876
Freddie Mac	4.687%	8/1/35	15,133,681	15,135,451
Freddie Mac	4.783%	9/1/35	6,221,514	6,229,439
Freddie Mac	5.153%	9/1/35	2,065,012	2,088,848
Freddie Mac	4.831%	10/1/35	3,891,747	3,912,950
Freddie Mac	5.125%	12/1/35	6,841,089	6,921,217
Freddie Mac	5.188%	12/1/35	457,883	462,707
Freddie Mac	5.805%	2/1/37	64,034	65,204
Freddie Mac	6.072%	3/1/37	34,959,091	35,704,363
Freddie Mac	5.812%	5/1/37	5,694,237	5,780,393
Freddie Mac	5.885%	5/1/37	15,528,081	15,771,803
Freddie Mac	5.938%	5/1/37	176,392	179,387
Freddie Mac	5.939%	5/1/37	119,154	121,134
Freddie Mac	5.796%	6/1/37	2,868,872	2,912,971
Freddie Mac	5.891%	7/1/37	40,232,793	40,760,964
Freddie Mac	5.904%	8/1/37	13,566,232	13,800,751
Government National Mortgage Association	2.879%	8/20/31	2,479	2,459

				407,975,633

Stripped Securities — N.M.
Financing Corp.	0.000%	11/30/17	1,250,000	815,730	G,K2
Financing Corp.	0.000%	4/5/19	320,000	192,758	G,I

				1,008,488

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $6,783,877,742)				6,731,722,210

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Yankee BondsN — 5.8%
Aerospace and Defense — N.M.
Systems 2001 Asset Trust	6.664%	9/15/13	$2,646,805	$2,619,806	A

Automobiles — N.M.
General Motors Nova Scotia Finance Co.	6.850%	10/15/08	1,550,000	1,499,625

Commercial Banks — 1.6%
Glitnir Banki Hf	6.330%	7/28/11	10,670,000	8,654,437	A
Glitnir Banki Hf	6.375%	9/25/12	18,040,000	15,505,795	A
Glitnir Banki Hf	6.693%	6/15/16	19,600,000	12,603,976	A,E
Glitnir Banki Hf	7.451%	9/14/49	3,065,000	1,844,670	A,E
HSBC Capital Funding LP	4.610%	6/27/49	2,090,000	1,842,626	A,E
ICICI Bank Ltd.	6.375%	4/30/22	14,359,000	12,868,119	A,E
ICICI Bank Ltd.	6.375%	4/30/22	15,561,000	14,056,749	A,C,E
Kaupthing Bank Hf	5.750%	10/4/11	5,550,000	4,493,197	A
Kaupthing Bank Hf	7.125%	5/19/16	6,060,000	4,270,518	A
Korea Development Bank	5.500%	11/13/12	60,000	59,982	C
Landsbanki Islands Hf	6.100%	8/25/11	28,520,000	25,143,974	A
Resona Preferred Global Securities	7.191%	12/29/49	11,630,000	10,739,200	A,E
Royal Bank of Scotland Group PLC	7.640%	3/31/49	7,400,000	6,766,035	E
Royal Bank of Scotland Group PLC	6.990%	10/29/49	12,030,000	10,827,337	A,E
RSHB Capital SA	6.299%	5/15/17	30,690,000	28,316,128	A
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	25,685,000	18,038,370	A,E
TuranAlem Finance BV	8.250%	1/22/37	29,590,000	24,707,650	A
TuranAlem Finance BV	8.250%	1/22/37	30,793,000	25,750,646	A

				226,489,409

Diversified Financial Services — 0.3%
Aiful Corp.	5.000%	8/10/10	12,430,000	11,057,430	A
Credit Suisse Guernsey Ltd.	5.860%	5/29/49	40,000	33,346	E
European Investment Bank	4.000%	3/3/10	100,000	101,774	C
European Investment Bank	4.625%	3/21/12	50,000	51,649	C
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	7,400,000	6,414,261	E
Pemex Finance Ltd.	9.030%	2/15/11	5,500	5,771
TNK-BP Finance SA	7.500%	7/18/16	17,280,000	16,350,336	A
TNK-BP Finance SA	7.500%	7/18/16	1,650,000	1,571,625	A
TNK-BP Finance SA	6.625%	3/20/17	11,350,000	10,044,750	A
TNK-BP Finance SA	6.625%	3/20/17	724,000	640,740	A

				46,271,682

Diversified Telecommunication Services — 0.4%
British Telecommunications PLC	8.625%	12/15/10	2,315,000	2,485,731	J
Deutsche Telekom International Finance BV	5.750%	3/23/16	20,000,000	19,514,260	C
Intelsat Bermuda Ltd.	9.250%	6/15/16	1,105,000	1,113,287
Koninklijke (Royal) KPN NV	8.000%	10/1/10	14,470,000	15,309,810
Telecom Italia Capital SpA	5.250%	11/15/13	1,260,000	1,190,254
Telecom Italia Capital SpA	4.950%	9/30/14	3,730,000	3,413,894
Telecom Italia Capital SpA	5.250%	10/1/15	6,090,000	5,573,300
Wind Acquisition Finance SA	10.750%	12/1/15	4,800,000	5,040,000	A

				53,640,536

Electric Utilities — N.M.
Hydro-Quebec	6.300%	5/11/11	1,720,000	1,829,471	C

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Energy Equipment and Services — 0.1%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	$1,970,000	$1,965,075
Compagnie Generale de Geophysique-Veritas	7.750%	5/15/17	8,594,000	8,604,743

				10,569,818

Foreign Governments — 0.9%
Province of British Columbia	4.300%	5/30/13	180,000	182,491	C
Russian Federation	7.500%	3/31/30	64,573,645	72,444,527	A
United Mexican States	5.625%	1/15/17	374,000	377,927	C
United Mexican States	6.750%	9/27/34	53,566,000	56,833,526

				129,838,471

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	27,909,000	24,839,010	A
Intergas Finance BV	6.375%	5/14/17	2,220,000	1,978,575	A

				26,817,585

Industrial Conglomerates — 0.7%
Tyco International Group SA	6.125%	11/1/08	1,738,000	1,743,457
Tyco International Group SA	6.125%	1/15/09	644,000	650,200
Tyco International Group SA	6.750%	2/15/11	35,798,000	36,755,024
Tyco International Group SA	6.375%	10/15/11	15,948,000	16,320,083
Tyco International Group SA	6.000%	11/15/13	4,808,000	4,639,297
Tyco International Group SA	6.875%	1/15/21	31,995,000	31,980,538	A

				92,088,599

Insurance — 0.3%
Foundation Re Ltd.	6.795%	11/24/08	9,400,000	9,173,460	A,B,C
Merna Reinsurance Ltd.	4.446%	6/30/12	26,450,000	25,146,015	A,B

				34,319,475

Media — N.M.
Rogers Cable Inc.	7.875%	5/1/12	687,000	745,854
Rogers Cable Inc.	6.750%	3/15/15	130,000	132,587
Shaw Communications Inc.	7.250%	4/6/11	630,000	636,300
Sun Media Corp.	7.625%	2/15/13	1,125,000	1,088,438

				2,603,179

Metals and Mining — 0.4%
Corporacion Nacional del Cobre - Codelco	4.750%	10/15/14	2,590,000	2,490,692	A
Evraz Group SA	8.875%	4/24/13	16,580,000	16,599,896	A
Vale Overseas Ltd.	8.250%	1/17/34	770,000	833,082
Vale Overseas Ltd.	6.875%	11/21/36	40,565,000	37,674,135

				57,597,805

Oil, Gas and Consumable Fuels — 0.7%
Anadarko Finance Co.	7.500%	5/1/31	15,957,000	17,104,931
Conoco Funding Co.	6.350%	10/15/11	590,000	623,958
Conoco Funding Co.	7.250%	10/15/31	810,000	927,115
Gazprom	6.212%	11/22/16	29,470,000	27,533,821	A
Gazprom	6.510%	3/7/22	23,180,000	20,804,050	A
OPTI Canada Inc.	8.250%	12/15/14	2,405,000	2,392,975
Petrobras International Finance Co.	6.125%	10/6/16	18,870,000	18,870,000

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Oil, Gas and Consumable Fuels — Continued
Teekay Shipping Corp.	8.875%	7/15/11	$1,729,000		$1,869,481	C

					90,126,331

Paper and Forest Products — N.M.
Abitibi-Consolidated Co. of Canada	15.500%	7/15/10	1,375,000		1,079,375	A

Semiconductors and Semiconductor Equipment — 0.1% N.M.
NXP BV/NXP Funding LLC	7.875%	10/15/14	3,935,000		3,620,200	C
NXP BV/NXP Funding LLC	9.500%	10/15/15	2,660,000		2,314,200	C

					5,934,400

Thrifts and Mortgage Finance — N.M.
Willow Re Ltd.	8.024%	6/16/10	250,000		250,625	A,B

Wireless Telecommunication Services — 0.1%
America Movil SA de CV	5.625%	11/15/17	13,920,000		13,406,241
Rogers Wireless Inc.	6.375%	3/1/14	1,850,000		1,852,142

					15,258,383

Total Yankee Bonds (Cost — $857,945,322)					798,834,575

Foreign Government Obligations — 1.5%
Bank Negara Islamic Notes	0.000%	7/24/08	7,890,000	MYR	2,409,177	I
Brazil Notas do Tesouro Nacional Series B	6.000%	5/15/17	21,719,000	BRL	21,649,194
Canadian Government Bond	5.250%	6/1/12	45,000,000	CAD	47,102,857
Canadian Real Return Bond	4.000%	12/1/31	7,065,273	CAD	10,413,438	O
Federal Republic of Germany	3.750%	1/4/15	18,440,000	EUR	27,624,598
Federative Republic of Brazil	10.000%	1/1/10	1	BRL	558
Federative Republic of Brazil	10.000%	7/1/10	135,481	BRL	77,581,499
Federative Republic of Brazil	6.000%	5/15/15	18,938	BRL	18,971,044

Total Foreign Government Obligations (Cost — $170,263,791)					205,752,365

Preferred Stocks — 1.0%
AES Trust III	6.750%		71,200	shs	3,453,200	C,D
Fannie Mae	5.375%		29		1,740,000	D
Fannie Mae	7.000%		53,100		2,504,000	B
Fannie Mae	8.250%		1,193,775		27,397,136	C,E
Ford Motor Co.	7.500%		16,300		212,226
Freddie Mac	8.375%		1,737,615		42,224,044	C,E
General Motors Corp.	1.500%		399,400		8,595,088	C,D
General Motors Corp.	5.250%		207,050		2,836,585	C,D
General Motors Corp.	6.250%		2,749,475		36,458,038	C
General Motors Corp.	7.250%		127,900		1,592,355
General Motors Corp.	7.250%		56,300		709,943	C
General Motors Corp.	7.250%		45,400		552,972
General Motors Corp.	7.375%		327,800		4,071,276	C
General Motors Corp.	7.500%		259,700		3,344,936	C
Home Ownership Funding Corp.	1.000%		1,500		224,034	A,G
Home Ownership Funding Corp. II	1.000%		1,300		191,493	A,G

Total Preferred Stocks (Cost — $175,927,769)					136,107,326

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Warrants — N.M.
Bear Stearns Trust Certficates 2001-2, Strike Price $97.72			5,000	wts	$44,138

Total Warrants (Cost — $9,550)					44,138

Total Long-Term Securities (Cost — $14,480,223,986)					13,761,973,071

Investment of Collateral From Securities Lending — 9.7%
State Street Navigator Securities Lending Prime Portfolio			1,334,857,148		1,334,857,148

Total Investment of Collateral From Securities Lending (Cost — $1,334,857,148)					1,334,857,148

Short-Term Securities — 7.4%
U.S. Government and Agency Obligations — 3.4%
Fannie Mae	0.000%	12/15/08	240,710,000		237,907,173	I,P
Federal Home Loan Bank	0.000%	7/7/08	230,000,000		229,918,733	C,I

					467,825,906

Foreign Government Obligations — 0.4%
Bank Negara Islamic Notes	0.000%	7/31/08	26,593,000	MYR	8,117,567	I
Bank Negara Islamic Notes	0.000%	9/23/08	8,242,000	MYR	2,502,274	I
Bank Negara Islamic Notes	0.000%	9/25/08	2,140,000	MYR	650,059	I
Bank Negara Malaysia Monetary Notes	0.000%	7/17/08	37,900,000	MYR	11,582,726	I
Bank Negara Malaysia Monetary Notes	0.000%	8/7/08	13,686,000	MYR	4,174,115	I
Bank Negara Malaysia Monetary Notes	0.000%	8/28/08	6,063,000	MYR	1,845,610	I
Bank Negara Malaysia Monetary Notes	0.000%	11/13/08	47,346,000	MYR	14,307,225	I
Bank Negara Malaysia Monetary Notes-Islamic	0.000%	7/31/08	37,991,000	MYR	11,596,351	I

					54,775,927

Options PurchasedQ — 0.1%
Barclays Swaption Put, September 2008, Strike Price $2.60			39,700,000	R	1,508,600
Credit Suisse First Boston Swaption Put, September 2008, Strike Price $2.50			124,900,000	R	5,120,900
Eurodollar Futures Put, September 2008, Strike Price $95.375			227	R	1,419
Goldman Swaption Put, September 2008, Strike Price $1.10			160,900,000	R	2,960,560
Greenwich Swaption Call, August 2008, Strike Price $3.72			244,600,000	R	578
Merrill Swaption Call, September 2009, Strike Price $4.50			2,300,000	R	17,467
U.S. Treasury Note Futures Call, August 2008, Strike Price $124.00			8,100	R	126,562
UBS Warburg LLC Swaption Call, July 2008, Strike Price $3.70			99,500,000	R	43,243

					9,779,329

Repurchase Agreement — 3.5%
Lehman Brothers Inc. 2.1% dated 6/30/08, to be repurchased at $488,441,491 on 7/01/08 (Collateral: $350,000,000 Fannie Mae notes, 6.03% due 8/15/16, value $359,177,000; $104,695,000 Freddie Mac zero coupon note, 0.00% due 3/30/09, value $102,461,856; $36,225,000 Freddie Mac note, 3.875% due 6/29/11, value $36,541,607)			488,413,000		488,413,000

Total Short-Term Securities (Cost — $1,023,239,302)					1,020,794,162

Total Investments — 116.9% (Cost — $16,838,320,436)[s]					16,117,624,381
Obligation to Return Collateral For Securities Loaned — (9.7%)					(1,334,857,148)
Other Assets Less Liabilities — (7.2)%					(994,299,185)

Net Assets — 100.0%					$13,788,468,048

Net Asset Value Per Share:
Institutional Class					$9.56

Financial Intermediary Class					$9.56

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedQ
Canada Government Bond Futures	September 2008	461	(312,343)
Eurodollar Futures	September 2008	10,186	(5,151,518)
Eurodollar Futures	March 2009	8,418	(2,394,690)
Eurodollar Futures	June 2009	3,149	(9,734,195)
German Federal Republic Bond Futures	September 2008	12,018	(33,983,856)
LIBOR Futures	March 2009	4,824	(5,351,177)
LIBOR Futures	June 2009	2,497	(6,779,372)
U.S. Treasury Bond Futures	September 2008	4,169	3,204,592
U.S. Treasury Note Futures	September 2008	3,729	109,660
United Kingdom Treasury Bond Futures	September 2008	1,380	(5,498,437)

			$(65,891,336)

Futures Contracts WrittenQ
Australian Dollar Futures	September 2008	809	(1,055,745)
British Pound Futures	September 2008	3,358	(7,956,909)
Euro Currency Futures	September 2008	2,520	(3,666,600)
Eurodollar Futures	December 2008	73	146,698
Eurodollar Futures	September 2009	202	377,740
U.S. Treasury Note Futures	September 2008	15,758	2,340,673
U.S. Treasury Note Futures	September 2008	12	(1,935)

			$(9,816,078)

Options WrittenQ
Barclays Swaption Put, Strike Price $3.30	September 2008	79,400,000	(881,340)
Barclays Swaption Put, Strike Price $5.00	June 2009	202,200,000	728,648
Credit Suisse First Boston Swaption Put, Strike Price $3.15	September 2008	249,600,000	(2,982,720)
Credit Suisse First Boston Swaption Put, Strike Price $4.18	August 2008	74,800,000	(362,062)
Eurodollar Futures Put, Strike Price $96.63	September 2008	1,768	525,260
Eurodollar Futures Put, Strike Price $97.00	September 2008	634	(82,233)
Eurodollar Futures Put, Strike Price $97.75	September 2008	4,943	(6,364,278)
German Federal Republic Bond Futures Call, Strike Price $114.00	August 2008	1,875	1,542,805
German Federal Republic Bond Futures Call, Strike Price $115.00	August 2008	1,250	785,850
Goldman Swaption Call, Strike Price $4.95	September 2009	511,000	(5,111)
Goldman Swaption Put, Strike Price $1.55	September 2008	321,800,000	(1,037,805)
Goldman Swaption Put, Strike Price $4.18	August 2008	59,500,000	(229,569)
Goldman Swaption Put, Strike Price $4.68	August 2008	41,300,000	(42,101)
Goldman Swaption Put, Strike Price $4.70	August 2008	42,200,000	(52,649)
Greenwich Swaption Call, Strike Price $3.42	August 2008	172,700,000	2,191,701
Greenwich Swaption Put, Strike Price $4.95	June 2009	208,700,000	727,215
U.S. Treasury Bond Futures Call, Strike Price $118.00	August 2008	849	314,130
U.S. Treasury Note Futures Call, Strike Price $113.50	August 2008	1,699	(380,151)
U.S. Treasury Note Futures Call, Strike Price $114.00	August 2008	2,416	(1,002,580)
U.S. Treasury Note Futures Call, Strike Price $114.00	August 2008	747	119,772
U.S. Treasury Note Futures Call, Strike Price $114.50	August 2008	760	(259,113)
U.S. Treasury Note Futures Call, Strike Price $115.00	August 2008	3,797	(84,891)
U.S. Treasury Note Futures Call, Strike Price $115.50	August 2008	500	84,234
U.S. Treasury Note Futures Call, Strike Price $116.00	August 2008	6,366	2,327,295
U.S. Treasury Note Futures Call, Strike Price $116.50	August 2008	2,070	795,494
U.S. Treasury Note Futures Call, Strike Price $117.00	August 2008	530	229,225
U.S. Treasury Note Futures Call, Strike Price $117.50	August 2008	1,500	1,000,313
U.S. Treasury Note Futures Call, Strike Price $118.00	August 2008	2,870	1,789,306
U.S. Treasury Note Futures Call, Strike Price $119.00	August 2008	531	113,501
U.S. Treasury Note Futures Put, Strike Price $108.00	August 2008	916	139,045
U.S. Treasury Note Futures Put, Strike Price $109.00	July 2008	601	365,917
U.S. Treasury Note Futures Put, Strike Price $111.00	August 2008	828	231,673
U.S. Treasury Note Futures Put, Strike Price $111.50	August 2008	750	336,094
U.S. Treasury Note Futures Put, Strike Price $112.00	August 2008	1,056	151,470

			$732,345

Counterparty	Settlement Date	Contract to				Unrealized Gain/Loss
		Receive		Deliver
Pershing LLC 1stst Republic	8/5/2008	EUR	28,856,885	USD	45,587,242	(205,005)
Credit Suisse First Boston (London)	8/5/2008	JPY	6,924,498,000	USD	67,523,140	(2,062,237)
Deutsche Bank AG London	8/5/2008	JPY	6,594,775,000	USD	64,407,760	(2,063,901)
Morgan Stanley London FX	8/5/2008	JPY	13,222,000,000	USD	129,196,795	(4,202,310)
UBS AG London	8/5/2008	JPY	3,680,000,000	USD	35,889,934	(1,100,868)
Citibank NA	8/5/2008	USD	53,524,718	EUR	34,323,632	(454,884)
Credit Suisse First Boston (London)	8/5/2008	USD	43,185,846	EUR	27,190,836	423,747
Deutsche Bank AG London	8/5/2008	USD	30,935,166	GBP	15,800,002	(461,398)
Goldman Sachs International	8/5/2008	USD	5,079,690	EUR	3,300,000	(110,107)
JPMorgan Chase Bank	8/5/2008	USD	51,053,909	CAD	51,480,719	530,689
Pershing LLC 1stst Republic	8/5/2008	USD	55,070,575	EUR	35,500,000	(759,060)
UBS AG London	8/5/2008	USD	187,081	AUD	201,000	(4,655)
UBS AG London	8/5/2008	USD	20,785,693	CAD	20,929,322	245,639
JPMorgan Chase Bank	9/16/2008	INR	547,399,750	USD	12,621,622	(63,558)
UBS AG London	9/16/2008	INR	820,323,300	USD	19,013,514	(194,226)

						(10,482,134)

N.M.	Not Meaningful.
A	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 9.95% of net assets.
B	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2008.
C	All or a portion of this security is on loan.
D	Convertible Security—Security may be converted into the issuer’s common stock.
E	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
F	The coupon rates shown on variable rate securities are the rates at June 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
G	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
H	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
I	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
K	Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
L	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
M	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
N	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
O	Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
P	All or a portion of this security is collateral to cover futures and options contracts written.
Q	Options and futures are described in more detail in the notes to financial statements.
R	Par represents actual number of contracts.

S	Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$148,590,034
Gross unrealized depreciation	(869,286,089)

Net unrealized depreciation	$(720,696,055)

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble

Quarterly Report to Shareholders	1

Portfolio of Investments

Western Asset High Yield Portfolio

June 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 96.6%
Corporate Bonds and Notes — 82.8%
Aerospace and Defense — 1.0%
BE Aerospace Inc.	8.500%	7/1/18	$1,860,000	$1,866,975
DRS Technologies Inc.	6.625%	2/1/16	1,355,000	1,375,325
DRS Technologies Inc.	7.625%	2/1/18	1,500,000	1,586,250
Sequa Corp.	11.750%	12/1/15	1,420,000	1,263,800	A
Sequa Corp.	13.500%	12/1/15	1,420,000	1,306,400	A,B

				7,398,750

Airlines — 1.6%
Continental Airlines Inc.	7.339%	4/19/14	1,455,000	1,193,100
Continental Airlines Inc.	8.388%	11/1/20	684,494	595,510
DAE Aviation Holdings Inc.	11.250%	8/1/15	6,150,000	6,103,875	A
Delta Air Lines Inc.	8.954%	8/10/14	2,022,042	1,637,854
United Air Lines Inc.	7.032%	10/1/10	687,311	680,651
United Air Lines Inc.	7.186%	10/1/12	1,971,608	1,951,892

				12,162,882

Auto Components — 1.4%
Allison Transmission	11.000%	11/1/15	1,880,000	1,682,600	A
Allison Transmission	11.250%	11/1/15	2,660,000	2,300,900	A,B
Visteon Corp.	8.250%	8/1/10	2,342,000	2,084,380
Visteon Corp.	12.250%	12/31/16	5,746,000	4,596,800	A

				10,664,680

Automobiles — 1.8%
Ford Motor Co.	7.450%	7/16/31	3,400,000	1,980,500
General Motors Corp.	8.250%	7/15/23	2,000,000	1,165,000
General Motors Corp.	8.375%	7/15/33	17,880,000	10,593,900

				13,739,400

Beverages — 0.1%
Constellation Brands Inc.	7.250%	9/1/16	1,100,000	1,034,000

Building Products — 1.7%
Associated Materials Inc.	9.750%	4/15/12	2,400,000	2,376,000
Associated Materials Inc.	0.000%	3/1/14	7,835,000	5,171,100	C
Nortek Inc.	10.000%	12/1/13	2,890,000	2,759,950	A
Nortek Inc.	8.500%	9/1/14	965,000	617,600
NTK Holdings Inc.	0.000%	3/1/14	4,775,000	2,172,625	C

				13,097,275

Chemicals — 0.8%
ARCO Chemical Co.	9.800%	2/1/20	80,000	63,600
Georgia Gulf Corp.	10.750%	10/15/16	6,540,000	3,924,000
Huntsman International LLC	7.875%	11/15/14	2,120,000	1,939,800
Westlake Chemical Corp.	6.625%	1/15/16	547,000	459,480

				6,386,880

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Services and Supplies — 2.0%
Allied Security Escrow Corp.	11.375%	7/15/11	$6,820,000	$5,865,200
Interface Inc.	10.375%	2/1/10	3,454,000	3,626,700
Rental Service Corp.	9.500%	12/1/14	4,570,000	3,815,950
US Investigations Services Inc.	10.500%	11/1/15	360,000	331,200	A
US Investigations Services Inc.	11.750%	5/1/16	2,340,000	2,012,400	A

				15,651,450

Consumer Finance — 4.5%
AmeriCredit Corp.	8.500%	7/1/15	4,305,000	3,444,000
Ford Motor Credit Co.	8.625%	11/1/10	1,310,000	1,111,278
Ford Motor Credit Co.	12.000%	5/15/15	20,835,000	18,327,862
GMAC LLC	8.000%	11/1/31	10,600,000	6,896,127
SLM Corp.	8.450%	6/15/18	5,360,000	5,142,041

				34,921,308

Containers and Packaging — 1.5%
Berry Plastics Holding Corp.	10.250%	3/1/16	1,200,000	900,000
Graham Packaging Co. Inc.	9.875%	10/15/14	1,826,000	1,616,010
Graphic Packaging International Corp.	9.500%	8/15/13	2,635,000	2,516,425
Greif Inc.	6.750%	2/1/17	3,850,000	3,715,250
Plastipak Holdings Inc.	8.500%	12/15/15	845,000	781,625	A
Rock-Tenn Co.	9.250%	3/15/16	1,470,000	1,558,200	A
Solo Cup Co.	8.500%	2/15/14	670,000	586,250

				11,673,760

Distributors — 0.3%
Keystone Automotive Operations Inc.	9.750%	11/1/13	4,480,000	2,150,400

Diversified Consumer Services — 0.7%
Education Management LLC	10.250%	6/1/16	4,115,000	3,785,800
Service Corp. International	7.625%	10/1/18	575,000	573,563
Service Corp. International	7.500%	4/1/27	1,487,000	1,263,950

				5,623,313

Diversified Financial Services — 4.1%
AAC Group Holding Corp.	0.000%	10/1/12	5,510,000	5,262,050	C
Capmark Financial Group Inc.	5.875%	5/10/12	1,710,000	1,206,254	D
CCM Merger Inc.	8.000%	8/1/13	3,400,000	2,898,500	A
Citigroup Inc.	8.400%	4/29/49	3,270,000	3,108,495	C
DI Finance LLC	9.500%	2/15/13	5,680,000	5,680,000
El Paso Performance-Linked	7.750%	7/15/11	155,000	156,152	A
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC	7.176%	11/15/14	1,110,000	921,300	E
Leucadia National Corp.	8.125%	9/15/15	2,340,000	2,351,700
Leucadia National Corp.	7.125%	3/15/17	550,000	525,250
LVB Acquisition Merger Sub Inc.	10.375%	10/15/17	2,010,000	2,130,600	A,B
LVB Acquisition Merger Sub Inc.	11.625%	10/15/17	1,530,000	1,621,800	A
TNK-BP Finance SA	7.875%	3/13/18	910,000	875,875	A
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	4,904,000	4,854,960

				31,592,936

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Telecommunication Services — 3.0%
Cincinnati Bell Inc.	6.300%	12/1/28	$3,160,000	$2,528,000
Citizens Communications Co.	7.875%	1/15/27	2,085,000	1,824,375
Citizens Communications Co.	7.050%	10/1/46	380,000	266,000
Hawaiian Telcom Communications Inc.	9.750%	5/1/13	73,000	29,200
Hawaiian Telcom Communications Inc.	12.500%	5/1/15	1,460,000	365,000
Level 3 Financing Inc.	9.250%	11/1/14	3,985,000	3,626,350
Level 3 Financing Inc.	6.704%	2/15/15	2,875,000	2,400,625	E
MetroPCS Wireless Inc.	9.250%	11/1/14	1,315,000	1,265,687
Qwest Communications International Inc.	6.176%	2/15/09	240,000	238,800	E
Qwest Communications International Inc.	7.250%	2/15/11	2,652,000	2,562,495
Qwest Communications International Inc.	7.500%	2/15/14	3,262,000	3,098,900
Windstream Corp.	8.625%	8/1/16	5,120,000	5,107,200

				23,312,632

Electric Utilities — 5.0%
Elwood Energy LLC	8.159%	7/5/26	2,488,475	2,398,393
Energy Future Holdings Corp.	11.250%	11/1/17	29,310,000	29,236,725	A,B
IPALCO Enterprises Inc.	8.625%	11/14/11	240,000	249,600	D
Orion Power Holdings Inc.	12.000%	5/1/10	3,590,000	3,877,200
Texas Competitive Electrics Holdings Co. LLC	10.500%	11/1/16	3,470,000	3,357,225	A,B

				39,119,143

Energy Equipment and Services — 1.2%
Atlas Pipeline Partners LP	8.750%	6/15/18	2,930,000	2,908,025	A
Complete Production Services Inc.	8.000%	12/15/16	1,940,000	1,937,575
Key Energy Services Inc.	8.375%	12/1/14	2,260,000	2,305,200	A
Pride International Inc.	7.375%	7/15/14	1,975,000	1,970,063

				9,120,863

Food Products — 0.6%
Dole Food Co. Inc.	8.625%	5/1/09	320,000	304,800
Dole Food Co. Inc.	7.250%	6/15/10	4,275,000	3,868,875
Dole Food Co. Inc.	8.875%	3/15/11	165,000	146,850
Dole Food Co. Inc.	8.750%	7/15/13	290,000	255,200

				4,575,725

Gas Utilities — 0.7%
Suburban Propane Partners LP	6.875%	12/15/13	6,100,000	5,764,500

Health Care Equipment and Supplies — 0.3%
Advanced Medical Optics Inc.	7.500%	5/1/17	2,320,000	2,134,400
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	150,000	155,250

				2,289,650

Health Care Providers and Services — 4.6%
CRC Health Corp.	10.750%	2/1/16	3,675,000	3,013,500
DaVita Inc.	6.625%	3/15/13	1,700,000	1,632,000
DaVita Inc.	7.250%	3/15/15	2,345,000	2,280,513
HCA Inc.	9.000%	12/15/14	56,000	53,194
HCA Inc.	6.375%	1/15/15	2,775,000	2,303,250
HCA Inc.	9.250%	11/15/16	1,630,000	1,678,900
HCA Inc.	9.625%	11/15/16	6,125,000	6,308,750	B

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Providers and Services — Continued
HCA Inc.	7.500%	12/15/23	$170,000	$138,230
HCA Inc.	7.690%	6/15/25	1,870,000	1,529,226
IASIS Healthcare LLC	8.750%	6/15/14	450,000	454,500
Tenet Healthcare Corp.	6.375%	12/1/11	2,455,000	2,350,662
Tenet Healthcare Corp.	6.500%	6/1/12	2,030,000	1,913,275
Tenet Healthcare Corp.	7.375%	2/1/13	1,365,000	1,283,100
Tenet Healthcare Corp.	9.875%	7/1/14	2,185,000	2,195,925
Tenet Healthcare Corp.	9.250%	2/1/15	2,380,000	2,332,400
U.S. Oncology Holdings Inc.	7.949%	3/15/12	5,205,000	4,111,950	B,E
Universal Hospital Services Inc.	6.303%	6/1/15	940,000	878,900	E
Universal Hospital Services Inc.	8.500%	6/1/15	1,135,000	1,135,000	B

				35,593,275

Hotels, Restaurants and Leisure — 4.4%
Boyd Gaming Corp.	6.750%	4/15/14	690,000	531,300
Boyd Gaming Corp.	7.125%	2/1/16	430,000	317,125
Buffets Inc.	12.500%	11/1/14	4,105,000	61,575	F
Caesars Entertainment Inc.	8.125%	5/15/11	2,425,000	1,940,000
Denny’s Holdings Inc.	10.000%	10/1/12	1,710,000	1,658,700
El Pollo Loco Inc.	11.750%	11/15/13	2,521,000	2,508,395
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	10.250%	6/15/15	1,945,000	1,264,250	A
Harrah’s Operating Co. Inc.	10.750%	2/1/16	1,800,000	1,494,000	A
Indianapolis Downs LLC and Capital Corp.	11.000%	11/1/12	2,520,000	2,293,200	A
Indianapolis Downs LLC and Capital Corp.	15.500%	11/1/13	2,964,309	2,816,094	A,B
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	5,810,000	4,996,600
Mandalay Resort Group	9.375%	2/15/10	58,000	58,000
MGM MIRAGE	8.500%	9/15/10	85,000	83,938
MGM MIRAGE	8.375%	2/1/11	1,750,000	1,688,750
MGM MIRAGE	6.750%	9/1/12	125,000	112,187
MGM MIRAGE	7.500%	6/1/16	1,850,000	1,521,625
Quapaw Downstream Development	12.000%	10/15/15	2,050,000	1,624,625	A
Sbarro Inc.	10.375%	2/1/15	2,895,000	2,475,225
Snoqualmie Entertainment Authority	6.936%	2/1/14	3,075,000	2,260,125	A,E
Station Casinos Inc.	6.000%	4/1/12	530,000	421,350
Station Casinos Inc.	7.750%	8/15/16	2,910,000	2,226,150
Station Casinos Inc.	6.625%	3/15/18	1,155,000	617,925
The Choctaw Resort Development Enterprise	7.250%	11/15/19	331,000	278,040	A
Turning Stone Casino Resort Enterprise	9.125%	9/15/14	995,000	990,025	A

				34,239,204

Household Durables — 2.1%
American Greetings Corp.	7.375%	6/1/16	260,000	253,500
Jarden Corp.	7.500%	5/1/17	3,335,000	2,901,450
K Hovnanian Enterprises Inc.	11.500%	5/1/13	4,700,000	4,876,250	A
Norcraft Cos.	9.000%	11/1/11	6,100,000	6,130,500
Norcraft Holdings LP	0.000%	9/1/12	2,090,000	1,946,312	C

				16,108,012

Household Products — 0.2%
Visant Holding Corp.	8.750%	12/1/13	1,395,000	1,367,100

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — 4.3%
Dynegy Holdings Inc.	7.750%	6/1/19	$5,040,000	$4,586,400
Edison Mission Energy	7.750%	6/15/16	2,190,000	2,179,050
Edison Mission Energy	7.200%	5/15/19	1,410,000	1,314,825
Edison Mission Energy	7.625%	5/15/27	2,595,000	2,329,013
Mirant Mid Atlantic LLC	10.060%	12/30/28	2,654,952	3,059,832
Mirant North America LLC	7.375%	12/31/13	1,735,000	1,719,819
NRG Energy Inc.	7.250%	2/1/14	860,000	821,300
NRG Energy Inc.	7.375%	2/1/16	6,010,000	5,656,912
NRG Energy Inc.	7.375%	1/15/17	3,045,000	2,877,525
The AES Corp.	9.375%	9/15/10	200,000	210,500
The AES Corp.	8.750%	5/15/13	1,152,000	1,195,200	A
The AES Corp.	8.000%	10/15/17	4,820,000	4,723,600
The AES Corp.	8.000%	6/1/20	2,630,000	2,537,950	A

				33,211,926

Insurance — 0.6%
American International Group Inc.	8.175%	5/15/58	5,090,000	4,790,245	A,C

Internet and Catalog Retail — 0.2%
Expedia Inc.	8.500%	7/1/16	1,320,000	1,290,300	A

IT Services — 1.6%
Ceridian Corp.	12.250%	11/15/15	2,325,000	2,109,937	A,B
First Data Corp.	9.875%	9/24/15	3,610,000	3,140,700	A
SunGard Data Systems Inc.	10.250%	8/15/15	7,155,000	7,190,775

				12,441,412

Machinery — 0.3%
American Railcar Industries Inc.	7.500%	3/1/14	1,250,000	1,162,500
Terex Corp.	7.375%	1/15/14	1,400,000	1,379,000

				2,541,500

Marine — 0.1%
Horizon Lines Inc.	4.250%	8/15/12	1,000,000	776,250	G

Media — 6.3%
Affinion Group Inc.	10.125%	10/15/13	3,085,000	3,092,712
Affinion Group Inc.	11.500%	10/15/15	3,195,000	3,187,012
Cablevision Systems Corp.	8.000%	4/15/12	1,100,000	1,039,500
CCH I Holdings LLC	11.000%	10/1/15	15,364,000	11,388,565
CCH II Holdings LLC	10.250%	10/1/13	1,110,000	1,001,775
Charter Communications Holdings LLC	11.750%	5/15/11	1,120,000	812,000
Charter Communications Holdings LLC	12.125%	1/15/12	1,345,000	975,125
Charter Communications Operating LLC	10.875%	9/15/14	5,420,000	5,569,050	A
CMP Susquehanna Corp.	9.875%	5/15/14	2,145,000	1,501,500
CSC Holdings Inc.	8.125%	7/15/09	325,000	327,438
CSC Holdings Inc.	6.750%	4/15/12	2,180,000	2,049,200
CSC Holdings Inc.	8.500%	6/15/15	550,000	540,375	A
Dex Media Inc.	0.000%	11/15/13	275,000	196,625	C
Dex Media Inc.	0.000%	11/15/13	145,000	103,675	C
Dex Media West LLC	9.875%	8/15/13	105,000	94,500
DirecTV Holdings LLC	8.375%	3/15/13	1,110,000	1,143,300
Echostar DBS Corp.	7.750%	5/31/15	1,065,000	1,035,713	A

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
Idearc Inc.	8.000%	11/15/16	$7,110,000	$4,470,412
R.H. Donnelley Corp.	6.875%	1/15/13	5,305,000	3,156,475
R.H. Donnelley Corp.	6.875%	1/15/13	3,120,000	1,856,400
TL Acquisitions Inc.	10.500%	1/15/15	3,545,000	3,066,425	A
TL Acquisitions Inc.	0.000%	7/15/15	3,145,000	2,295,850	A,C

				48,903,627

Metals and Mining — 2.6%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	3,460,000	3,650,300
Metals USA Holdings Corp.	8.698%	7/1/12	2,615,000	2,405,800	B,E
Metals USA Inc.	11.125%	12/1/15	3,880,000	4,035,200
Noranda Aluminium Acquisition Corp.	6.828%	5/15/15	390,000	336,375	B,E
Noranda Aluminium Holding Corp.	8.578%	11/15/14	2,300,000	1,886,000	B,E
Ryerson Inc.	12.000%	11/1/15	8,065,000	8,004,512	A

				20,318,187

Multiline Retail — 1.5%
Dollar General Corp.	10.625%	7/15/15	800,000	792,000
Dollar General Corp.	11.875%	7/15/17	3,090,000	2,920,050	B
The Neiman-Marcus Group Inc.	10.375%	10/15/15	5,995,000	5,995,000
The Neiman-Marcus Group Inc.	7.125%	6/1/28	2,010,000	1,778,850

				11,485,900

Oil, Gas and Consumable Fuels — 10.2%
ANR Pipeline Inc.	9.625%	11/1/21	1,364,000	1,743,087
Belden and Blake Corp.	8.750%	7/15/12	9,340,000	9,550,150
Chesapeake Energy Corp.	6.375%	6/15/15	2,065,000	1,951,425
Chesapeake Energy Corp.	6.500%	8/15/17	1,485,000	1,388,475
Chesapeake Energy Corp.	6.250%	1/15/18	2,515,000	2,313,800
Chesapeake Energy Corp.	7.250%	12/15/18	2,985,000	2,902,912
El Paso Corp.	7.750%	6/15/10	1,568,000	1,609,895
El Paso Corp.	7.875%	6/15/12	350,000	364,219
El Paso Corp.	7.800%	8/1/31	4,790,000	4,823,827
El Paso Corp.	7.750%	1/15/32	205,000	205,366
El Paso Natural Gas Co.	8.375%	6/15/32	1,600,000	1,786,731
Enterprise Products Operating LP	8.375%	8/1/66	3,640,000	3,638,955	C
Exco Resources Inc.	7.250%	1/15/11	4,048,000	3,977,160
Inergy LP	8.250%	3/1/16	840,000	827,400	A
International Coal Group Inc.	10.250%	7/15/14	3,120,000	3,174,600
Mariner Energy Inc.	7.500%	4/15/13	1,210,000	1,173,700
Mariner Energy Inc.	8.000%	5/15/17	1,405,000	1,359,338
MarkWest Energy Partners LP	8.750%	4/15/18	1,750,000	1,789,375	A
Parallel Petroleum Corp.	10.250%	8/1/14	1,895,000	1,899,738
Parker Drilling Co.	9.625%	10/1/13	936,000	982,800
Petrohawk Energy Corp.	9.125%	7/15/13	1,970,000	2,019,250
PetroHawk Energy Corp.	7.875%	6/1/15	550,000	536,938	A
Quicksilver Resources Inc.	8.250%	8/1/15	2,020,000	1,999,800
SandRidge Energy Inc.	8.000%	6/1/18	7,460,000	7,497,300	A
SemGroup LP	8.750%	11/15/15	5,485,000	5,320,450	A
Sonat Inc.	7.625%	7/15/11	95,000	95,899
Southwestern Energy Co.	7.500%	2/1/18	2,310,000	2,376,782	A
Stone Energy Corp.	8.250%	12/15/11	310,000	302,250

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
Stone Energy Corp.	6.750%	12/15/14	$1,635,000	$1,434,713
Targa Resources Partners LP	8.250%	7/1/16	590,000	569,350	A
The Williams Cos. Inc.	7.500%	1/15/31	970,000	980,913
Transcontinental Gas Pipe Line Corp.	8.875%	7/15/12	1,060,000	1,173,950
VeraSun Energy Corp.	9.375%	6/1/17	4,205,000	2,165,575
W&T Offshore Inc.	8.250%	6/15/14	2,380,000	2,296,700	A
Whiting Petroleum Corp.	7.250%	5/1/12	195,000	193,538
Whiting Petroleum Corp.	7.000%	2/1/14	2,350,000	2,305,937

				78,732,298

Paper and Forest Products — 1.7%
Appleton Papers Inc.	8.125%	6/15/11	650,000	614,250
Appleton Papers Inc.	9.750%	6/15/14	4,025,000	3,743,250
NewPage Corp.	9.123%	5/1/12	5,715,000	5,743,575	E
Newpage Holding Corp.	9.986%	11/1/13	1,737,985	1,677,156	B,E
Verso Paper Holdings LLC	11.375%	8/1/16	1,710,000	1,620,225

				13,398,456

Pharmaceuticals — N.M.
Leiner Health Products Inc.	11.000%	6/1/12	9,460,000	189,200	F,H

Real Estate Investment Trusts — 0.3%
Ventas Inc.	8.750%	5/1/09	866,000	883,320
Ventas Inc.	9.000%	5/1/12	762,000	798,195
Ventas Inc.	6.750%	4/1/17	910,000	873,600

				2,555,115

Real Estate Management and Development — 0.8%
Ashton Woods USA LLC	9.500%	10/1/15	2,160,000	1,252,800
Forest City Enterprises Inc.	7.625%	6/1/15	465,000	432,450
Realogy Corp.	10.500%	4/15/14	880,000	611,600
Realogy Corp.	11.000%	4/15/14	3,270,000	1,929,300	B
Realogy Corp.	12.375%	4/15/15	3,325,000	1,629,250

				5,855,400

Road and Rail — 1.6%
Hertz Corp.	10.500%	1/1/16	8,355,000	7,603,050
Kansas City Southern Railway	7.500%	6/15/09	2,675,000	2,701,750
Saint Acquisition Corp.	10.426%	5/15/15	3,755,000	1,201,600	A,E
Saint Acquisition Corp.	12.500%	5/15/17	2,970,000	1,009,800	A

				12,516,200

Software — 0.3%
Activant Solutions Inc.	9.500%	5/1/16	3,130,000	2,472,700

Specialty Retail — 1.1%
ACE Hardware Corp.	9.125%	6/1/16	1,690,000	1,580,150	A
AutoNation Inc.	4.713%	4/15/13	980,000	828,100	E
Blockbuster Inc.	9.000%	9/1/12	2,920,000	2,387,100
Eye Care Centers of America Inc.	10.750%	2/15/15	1,000,000	1,035,000
Michaels Stores Inc.	10.000%	11/1/14	2,170,000	1,879,763

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Specialty Retail — Continued
Michaels Stores Inc.	11.375%	11/1/16	$1,420,000	$1,128,900

				8,839,013

Textiles, Apparel and Luxury Goods — 0.2%
Oxford Industries Inc.	8.875%	6/1/11	1,152,000	1,111,680

Thrifts and Mortgage Finance — 0.9%
Countrywide Financial Corp.	0.000%	4/15/37	1,315,000	1,267,331	E,G
Residential Capital LLC	8.500%	5/15/10	3,922,000	3,294,480	A
Residential Capital LLC	9.625%	5/15/15	4,360,000	2,114,600	A

				6,676,411

Tobacco — 0.8%
Alliance One International Inc.	8.500%	5/15/12	2,190,000	2,058,600
Alliance One International Inc.	11.000%	5/15/12	2,950,000	3,038,500
Reynolds American Inc.	6.500%	7/15/10	1,330,000	1,349,950

				6,447,050

Trading Companies and Distributors — 1.6%
Ashtead Capital Inc.	9.000%	8/15/16	3,451,000	3,036,880	A
H&E Equipment Services Inc.	8.375%	7/15/16	4,540,000	3,972,500
Penhall International Corp.	12.000%	8/1/14	7,515,000	5,636,250	A

				12,645,630

Transportation Infrastructure — 0.7%
Hawker Beechcraft Acquisition Co.	8.875%	4/1/15	3,975,000	3,994,875	B
Hawker Beechcraft Acquisition Co.	9.750%	4/1/17	1,505,000	1,505,000

				5,499,875

Wireless Telecommunication Services — 1.5%
ALLTEL Communications Inc.	10.375%	12/1/17	2,570,000	2,968,350	A,B
iPCS Inc.	4.998%	5/1/13	1,175,000	1,057,500	E
Rural Cellular Corp.	5.682%	6/1/13	2,685,000	2,691,713	E
Sprint Capital Corp.	8.375%	3/15/12	380,000	376,200
Sprint Capital Corp.	6.875%	11/15/28	5,640,000	4,695,300

				11,789,063

Total Corporate Bonds and Notes (Cost — $713,319,021)				642,074,576

Mortgage-Backed Securities — N.M.
Fixed Rate Securities — N.M.
Ocwen Residential Mortgage Corp. 1998-R1	7.000%	10/25/40	108,977	3,269	H

Variable Rate SecuritiesI — N.M.
BlackRock Capital Finance LP 1996-R1	9.586%	9/25/26	708,467	318,890

Total Mortgage-Backed Securities (Cost — $694,321)				322,159

Yankee BondsJ — 9.9%
Biotechnology — N.M.
FMC Finance III SA	6.875%	7/15/17	10,000	9,825

Chemicals — 0.7%
Methanex Corp.	8.750%	8/15/12	2,507,000	2,651,153

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Chemicals — Continued
Montell Finance Co. BV	8.100%	3/15/27	$4,995,000	$2,997,000	A

				5,648,153

Commercial Banks — 0.5%
ATF Capital BV	9.250%	2/21/14	1,105,000	1,110,525	A
TuranAlem Finance BV	8.250%	1/22/37	1,720,000	1,436,200	A
TuranAlem Finance BV	8.250%	1/22/37	1,585,000	1,325,456	A

				3,872,181

Containers and Packaging — 0.3%
Smurfit Capital Funding PLC	7.500%	11/20/25	2,225,000	2,002,500

Diversified Financial Services — 0.8%
Basell AF SCA	8.375%	8/15/15	2,595,000	1,647,825	A
Petroplus Finance Ltd.	6.750%	5/1/14	1,110,000	1,004,550	A
Petroplus Finance Ltd.	7.000%	5/1/17	2,065,000	1,822,362	A
TNK-BP Finance SA	7.875%	3/13/18	1,904,000	1,834,980	A

				6,309,717

Diversified Telecommunication Services — 1.9%
Intelsat Bermuda Ltd.	9.250%	6/15/16	2,605,000	2,624,537
Nordic Telephone Co. Holdings ApS	8.875%	5/1/16	4,305,000	4,218,900	A
NTL Cable PLC	9.125%	8/15/16	7,120,000	6,675,000
Wind Acquisition Finance SA	10.750%	12/1/15	1,100,000	1,155,000	A

				14,673,437

Energy Equipment and Services — 0.3%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	1,950,000	1,945,125

Foreign Government — 0.1%
Russian Federation	7.500%	3/31/30	865,106	970,554	A

Independent Power Producers and Energy Traders — 0.2%
AES China Generating Co. Ltd.	8.250%	6/26/10	1,073,000	1,019,267

Media — 0.5%
Sun Media Corp.	7.625%	2/15/13	3,880,000	3,753,900

Metals and Mining — 0.6%
Novelis Inc.	7.250%	2/15/15	5,125,000	4,843,125

Oil, Gas and Consumable Fuels — 1.0%
Corral Finans AB	7.716%	4/15/10	2,708,848	2,370,242	A,B,E
OPTI Canada Inc.	7.875%	12/15/14	880,000	869,000
OPTI Canada Inc.	8.250%	12/15/14	795,000	791,025
Teekay Shipping Corp.	8.875%	7/15/11	3,652,000	3,948,725

				7,978,992

Paper and Forest Products — 1.1%
Abitibi-Consolidated Co. of Canada	15.500%	7/15/10	5,757,000	4,519,245	A
Abitibi-Consolidated Co. of Canada	13.750%	4/1/11	4,000,000	4,220,000	A

				8,739,245

Road and Rail — 0.7%
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	2,120,000	2,204,800

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Road and Rail — Continued
Grupo Transportacion Ferroviaria Mexicana SA de CV	7.625%	12/1/13	$1,915,000		$1,857,550
Kansas City Southern de Mexico SA de CV	7.375%	6/1/14	1,380,000		1,338,600

					5,400,950

Semiconductors and Semiconductor Equipment — 0.5%
NXP BV/NXP Funding LLC	5.463%	10/15/13	970,000		853,600	E
NXP BV/NXP Funding LLC	7.875%	10/15/14	1,165,000		1,071,800
NXP BV/NXP Funding LLC	9.500%	10/15/15	2,055,000		1,787,850

					3,713,250

Wireless Telecommunication Services — 0.7%
True Move Co. Ltd.	10.750%	12/16/13	5,505,000		4,796,231	A
True Move Co. Ltd.	10.750%	12/16/13	865,000		754,534	A

					5,550,765

Total Yankee Bonds (Cost — $82,669,598)					76,430,986

Preferred Stocks — 1.0%
Bank of America Corp.	7.250%		5,400	shs	4,779,000
Citigroup Inc.	6.500%		63,000		2,740,500
ION Media Networks Inc.	12.000%		7		2,800

Total Preferred Stocks (Cost — $8,658,029)					7,522,300

Warrants — N.M.
Next Generation Network Inc.			2,783	wts	—	G,H,J

Total Warrants (Cost — $28)					—

Loan Participations and AssignmentsE — 2.9%
Auto Components — 0.5%
Allison Transmission Inc., Term Loan, Tranche B	5.23 to 5.470%	9/10/08	$4,218,125		3,755,009

Containers and Packaging — 0.4%
Berry Plastics Holding Corp., Term Loan	9.728%	7/7/08	4,795,052		3,356,536

Diversified Telecommunication Services — 1.1%
Intelsat Corp., Term Loan	5.200%	7/7/08	4,500,000		4,525,312
Wind Acquisition Holdings Finance SA, PIK Loan	9.984%	7/18/08	4,113,257		3,959,010

					8,484,322

Independent Power Producers and Energy Traders — 0.2%
Dynegy Holdings Inc., Letter of Credit	3.983%	7/31/08	1,201,524		1,127,630
Dynegy Holdings Inc., Term Loan	3.983%	7/31/08	792,502		743,764

					1,871,394

Oil, Gas and Consumable Fuels — 0.6%
Turbo Bet Ltd., Term Loan	14.500%	9/30/08	4,264,312		4,264,312

Paper and Forest Products — 0.1%
Verso Paper Holdings LLC, Term Loan	8.709%	7/2/08	672,000		672,000

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Total Loan Participations and Assignments (Cost — $23,266,321)					22,403,573

Total Long-Term Securities (Cost — $828,607,318)					748,753,594

Short-Term Securities — 0.8%
Foreign Government Obligations — 0.8%
Egypt Treasury Bills	0.000%	11/4/08	$18,250,000	EGP	$3,345,143	K
Egypt Treasury Bills	0.000%	11/11/08	17,725,000	EGP	3,244,614	K

Total Short-Term Securities (Cost — $6,409,230)					6,589,757

Total Investments — 97.4% (Cost — $835,016,548)L					755,343,351
Other Assets Less Liabilities — 2.6%					20,504,263

Net Assets — 100.0%					$775,847,614

Net Asset Value Per Share:
Institutional Class					$9.31

N.M.	Not Meaningful.
A	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 26.02% of net assets.
B	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
C	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
D	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
E	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2008.
F	Bond is in default as of June 30, 2008.
G	Convertible Security - Security may be converted into the issuer’s common stock.
H	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
I	The coupon rates shown on variable rate securities are the rates at June 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
J	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
K	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,893,543
Gross unrealized depreciation	(85,566,740)

Net unrealized depreciation	$(79,673,197)

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.
EGP	— Egyptian Pound

Quarterly Report to Shareholders	1

Portfolio of Investments

Western Asset Inflation Indexed Plus Bond Portfolio

June 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — 100.7%
Corporate Bonds and Notes — 2.8%
Consumer Finance — 0.6%
SLM Corp.	5.261%	2/1/10	$1,600,000	$1,473,360	A
SLM Corp.	5.375%	1/15/13	2,775,000	2,444,127
SLM Corp.	5.375%	5/15/14	1,580,000	1,388,081

				5,305,568

Diversified Financial Services — 1.4%
Bank of America Corp.	8.000%	12/29/49	3,550,000	3,325,889	B
J.P. Morgan and Co. Inc.	5.886%	2/15/12	2,690,000	2,758,514	A
JPMorgan Chase and Co.	7.900%	12/31/49	4,140,000	3,881,830	B
TNK-BP Finance SA	7.875%	3/13/18	2,350,000	2,261,875	C,D

				12,228,108

Electric Utilities — 0.4%
Energy Future Holdings Corp.	10.875%	11/1/17	20,000	20,200	C
Energy Future Holdings Corp.	11.250%	11/1/17	3,830,000	3,820,425	C,E

				3,840,625

Oil, Gas and Consumable Fuels — 0.2%
The Williams Cos. Inc.	8.750%	3/15/32	1,900,000	2,156,500

Thrifts and Mortgage Finance — 0.2%
Residential Capital LLC	9.625%	5/15/15	2,800,000	1,358,000	C,D

Total Corporate Bonds and Notes (Cost — $25,856,592)				24,888,801

Asset-Backed Securities — 0.2%
Fixed Rate Securities — 0.1%
Bayview Financial Acquisition Trust 2007-A 1A1	6.129%	5/28/37	850,195	724,148

Indexed SecuritiesA — 0.1%
Bear Stearns Asset Backed Securities Inc. 2003-ABF1	2.763%	2/25/34	181,278	153,291
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	3.133%	10/25/32	128,291	117,784
Countrywide Asset-Backed Certificates 2002-1	2.953%	8/25/32	39,211	33,223
EMC Mortgage Loan Trust 2003-B	2.943%	11/25/41	456,304	449,335	C
GSRPM Mortgage Loan Trust 2003-2	3.093%	6/25/33	235,353	229,018
Residential Asset Mortgage Products Inc. 2003-RS2	3.073%	3/25/33	41,150	21,535

				1,004,186

Total Asset-Backed Securities (Cost — $1,889,911)				1,728,334

Mortgage-Backed Securities — 0.1%
Indexed SecuritiesA — 0.1%
Credit Suisse First Boston Mortgage Securities Corp. 2001-28	3.043%	11/25/31	618,692	555,784
Crusade Global Trust 2003-2	3.003%	9/18/34	613,967	603,803	F
Sequoia Mortgage Trust 2004-4 A	3.142%	5/20/34	113,081	101,941

Total Mortgage-Backed Securities (Cost — $1,316,327)				1,261,528

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — 86.1%
Treasury Inflation-Protected SecuritiesG — 86.1%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	$56,641,151		$57,619,117	D
United States Treasury Inflation-Protected Security	3.500%	1/15/11	41,420,888		45,090,530
United States Treasury Inflation-Protected Security	2.375%	4/15/11	42,785,839		45,336,260	D
United States Treasury Inflation-Protected Security	3.000%	7/15/12	39,587,387		43,474,987	D
United States Treasury Inflation-Protected Security	1.875%	7/15/13	36,871,497		38,980,105	D
United States Treasury Inflation-Protected Security	2.000%	1/15/14	32,802,646		34,824,634	D
United States Treasury Inflation-Protected Security	1.625%	1/15/15	82,303,079		84,997,188	D
United States Treasury Inflation-Protected Security	1.875%	7/15/15	63,234,794		66,213,722	D
United States Treasury Inflation-Protected Security	2.000%	1/15/16	60,307,662		63,520,915	D
United States Treasury Inflation-Protected Security	2.625%	7/15/17	24,871,200		27,471,011	D
United States Treasury Inflation-Protected Security	1.625%	1/15/18	32,222,665		32,733,684	D
United States Treasury Inflation-Protected Security	2.000%	1/15/26	98,550,490		97,711,234	D
United States Treasury Inflation-Protected Security	1.750%	1/15/28	29,536,588		28,101,287	D
United States Treasury Inflation-Protected Security	3.625%	4/15/28	39,824,621		49,696,786	D
United States Treasury Inflation-Protected Security	3.875%	4/15/29	47,765,640		62,069,204

Total U.S. Government and Agency Obligations (Cost — $755,072,693)					777,840,664

U.S. Government Agency Mortgage-Backed Securities — 5.0%
Fixed Rate Securities — 5.0%
Fannie Mae	5.000%	12/1/38	46,800,000		44,812,451	H
Freddie Mac	6.000%	12/1/37	89,406		90,411

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $44,970,770)					44,902,862

Yankee BondsF — 1.1%
Commercial Banks — 0.5%
Glitnir Banki Hf	6.693%	6/15/16	1,760,000		1,131,785	B,C
Kaupthing Bank Hf	7.125%	5/19/16	2,940,000		2,071,836	C
RSHB Capital SA	6.299%	5/15/17	1,500,000		1,383,975	C

					4,587,596

Foreign Government — 0.4%
Russian Federation	7.500%	3/31/30	3,320,435		3,725,163	C

Metals and Mining — 0.2%
Vale Overseas Ltd.	6.875%	11/21/36	1,463,000		1,358,739

Total Yankee Bonds (Cost — $11,243,748)					9,671,498

Foreign Government Obligations — 2.7%
Brazil Notas do Tesouro Nacional Series B	6.000%	5/15/17	3,575,000	BRL	3,563,510	I
France Government Bond OAT	3.150%	7/25/32	9,472,047	EUR	17,334,405	I
Kingdom of Sweden Inflation-Protected Notes	3.500%	12/1/28	14,480,000	SEK	3,687,044	I

Total Foreign Government Obligations (Cost — $22,103,096)					24,584,959

Preferred Stocks — 2.7%
Citigroup Inc.	8.125%		299,000		6,697,600	D
Fannie Mae	8.250%		346,900		7,961,355	D
Freddie Mac	8.375%		418,300		10,164,690	B,D

Total Preferred Stocks (Cost — $26,790,105)					24,823,645

Total Long-Term Securities (Cost — $889,243,242)					909,702,291

Investment of Collateral From Securities Lending — 20.7%
State Street Navigator Securities Lending Prime Portfolio	$186,950,900	$186,950,900

Total Investment of Collateral From Securities Lending (Cost — $186,950,900)		$186,950,900

Short-Term Securities — 3.7%
Repurchase Agreements — 3.7%
Deutsche Bank 2.45%, dated 6/30/08, to be repurchased at $27,721,887 on 7/1/08 (Collateral: $27,255,000 Freddie Mac note, 5.400%, due 2/2/12 value $28,274,392)	27,720,000	27,720,000
Lehman Brothers Inc. 2.10%, dated 6/30/08, to be repurchased at $6,161,359 on 7/1/08 (Collateral: $6,180,000 Fannie Mae bond, 5.800%, due 2/9/26, value $6,284,195)	6,161,000	6,161,000

Total Short-Term Securities (Cost — $33,881,000)		33,881,000

Total Investments — 125.1% (Cost — $1,110,075,142)J		1,130,534,191
Obligation to return collateral from securities lending — (20.7)%		(186,950,900)
Other Assets Less Liabilities — (4.4)%		(39,717,505)

Net Assets — 100.0%		$903,865,786

Net Asset Value Per Share:
Institutional Class		$10.57

Financial Intermediary Class		$10.55

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedK
Eurodollar Futures	March 2009	179	5,817
LIBOR Futures	September 2008	200	(489,594)
U.S. Treasury Note Futures	September 2008	844	(25,507)

			$(509,284)

Options WrittenK
U.S. Treasury Note Futures Put, Strike Price $108.50	July 2008	203	$92,555

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Credit Suisse First Boston	8/5/08	CAD	$1,943,729	USD	$1,926,391	$(18,814)
Deutsche Bank AG London	8/5/08	CAD	1,234,700	USD	1,217,917	(6,183)
UBS AG London	8/5/08	CAD	12,862,436	USD	12,774,167	(150,961)
Morgan Stanley London FX	8/5/08	EUR	2,834,218	USD	4,505,132	(47,853)
Credit Suisse First Boston	8/5/08	GBP	3,105,000	USD	6,112,503	57,517
Credit Suisse First Boston	8/5/08	JPY	364,143,190	USD	3,550,884	(108,448)
Deutsche Bank AG London	8/5/08	JPY	640,263,600	USD	6,253,124	(200,377)
UBS AG London	8/5/08	JPY	1,182,190,000	USD	11,529,512	(353,651)
Credit Suisse First Boston	8/5/08	USD	8,189,204	AUD	8,790,000	(195,662)
Deutsche Bank AG London	8/5/08	USD	8,101,692	CAD	8,165,939	87,633
Citibank NA	8/5/08	USD	2,088,485	EUR	1,320,255	12,165
Credit Suisse First Boston	8/5/08	USD	20,195,345	EUR	12,858,308	(26,477)
UBS AG London	8/5/08	USD	17,164,056	EUR	10,840,000	116,359
UBS AG London	8/5/08	USD	29,109,506	GBP	14,780,000	(260,187)
Credit Suisse First Boston	8/5/08	USD	12,066,018	JPY	1,271,710,000	43,878
Deutsche Bank AG London	8/5/08	USD	2,180,220	SEK	12,850,000	49,134
UBS AG London	8/5/08	USD	1,501,850	SEK	8,856,860	32,999

						$(968,928)

A	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2008.
B	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
C	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.79% of net assets.
D	All or a portion of this security is on loan.
E	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
F	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
G	Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
H	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
I	Inflation-Protected Security - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
J	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,799,733
Gross unrealized depreciation	(6,340,684)

Net unrealized appreciation	$20,459,049

K	Options and futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— Great British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— United States Dollar

Quarterly Report to Shareholders	1

Portfolio of Investments

Western Asset Intermediate Bond Portfolio

June 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 78.4%
Corporate Bonds and Notes — 28.1%
Aerospace and Defense — 0.2%
United Technologies Corp.	6.350%	3/1/11	$1,037,000	$1,091,176

Airlines — 0.5%
Continental Airlines Inc.	6.545%	2/2/19	971,172	888,622
Delta Air Lines Inc.	6.619%	9/18/12	1,325,111	1,278,732
US Airways Pass-Through Trust	6.850%	1/30/18	1,426,186	1,283,245

				3,450,599

Automobiles — 0.5%
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	2,390,000	2,478,373
Ford Motor Co.	7.450%	7/16/31	1,159,000	675,117	A
General Motors Corp.	8.375%	7/15/33	1,198,000	709,815	A

				3,863,305

Capital Markets — 3.2%
Goldman Sachs Capital II	5.793%	12/29/49	6,510,000	4,526,794	B
Goldman Sachs Capital III	3.452%	9/29/49	2,590,000	1,837,398	C
Lehman Brothers Holdings Capital Trust VII	5.857%	12/31/49	6,200,000	4,045,500	B
Lehman Brothers Holdings E-Capital Trust I	3.499%	8/19/65	360,000	266,171	C
Lehman Brothers Holdings Inc.	5.625%	1/24/13	600,000	567,903
Lehman Brothers Holdings Inc.	6.500%	7/19/17	30,000	27,753
Merrill Lynch and Co. Inc.	3.315%	2/5/10	480,000	457,405	C
Merrill Lynch and Co. Inc.	5.700%	5/2/17	2,500,000	2,201,095
Merrill Lynch and Co. Inc.	6.875%	4/25/18	1,420,000	1,351,451
Morgan Stanley	5.550%	4/27/17	2,340,000	2,092,889
The Bear Stearns Cos. Inc.	6.400%	10/2/17	3,590,000	3,547,606
The Bear Stearns Cos. Inc.	7.250%	2/1/18	1,840,000	1,920,160

				22,842,125

Chemicals — 0.8%
The Dow Chemical Co.	6.000%	10/1/12	4,850,000	5,025,483
The Dow Chemical Co.	5.700%	5/15/18	540,000	522,936

				5,548,419

Commercial Banks — 1.5%
Comerica Capital Trust II	6.576%	2/20/37	960,000	604,531	B
SunTrust Capital VIII	6.100%	12/15/36	550,000	436,806	B
Wachovia Capital Trust III	5.800%	3/15/42	8,668,000	5,894,240	B
Wells Fargo Capital X	5.950%	12/15/36	4,310,000	3,909,830

				10,845,407

Consumer Finance — 1.8%
American Express Co.	6.800%	9/1/66	6,590,000	6,092,745	B
GMAC LLC	3.951%	9/23/08	995,000	979,885	C
GMAC LLC	6.750%	12/1/14	1,556,000	1,027,652
Nelnet Inc.	7.400%	9/29/36	1,850,000	1,209,521	B

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — Continued
SLM Corp.	8.450%	6/15/18	$3,700,000	$3,549,543

				12,859,346

Diversified Financial Services — 3.4%
AGFC Capital Trust I	6.000%	1/15/67	4,380,000	3,475,657	B,D
BAC Capital Trust XIV	5.630%	12/31/49	50,000	39,016	B
Bank of America Corp.	8.000%	12/29/49	1,420,000	1,330,355	B
Capmark Financial Group Inc.	5.875%	5/10/12	2,500,000	1,763,530	E
Dryden Investor Trust	7.157%	7/23/08	331,679	331,948
General Electric Capital Corp.	5.625%	5/1/18	2,000,000	1,934,110
General Electric Capital Corp.	6.375%	11/15/67	2,855,000	2,700,285	B
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	3,260,000	2,737,911	B,D
ILFC E-Capital Trust I	5.900%	12/21/65	250,000	202,372	B,D
JPMorgan Chase Capital XXII	6.450%	2/2/37	2,600,000	2,228,548	B
Kaupthing Bank Hf	7.625%	2/28/15	1,590,000	1,436,247	D,F
Private Export Funding Corp.	3.550%	4/15/13	1,640,000	1,588,429
TNK-BP Finance SA	6.125%	3/20/12	210,000	198,450	D
TNK-BP Finance SA	7.500%	3/13/13	720,000	709,200	D
ZFS Finance USA Trust II	6.450%	12/15/65	2,060,000	1,827,218	B,D
ZFS Finance USA Trust III	3.926%	12/15/65	1,570,000	1,374,802	C,D

				23,878,078

Diversified Telecommunication Services — 1.1%
Embarq Corp.	7.082%	6/1/16	1,880,000	1,785,538
Qwest Corp.	8.875%	3/15/12	1,510,000	1,540,200
Verizon Global Funding Corp.	7.250%	12/1/10	4,051,000	4,300,744

				7,626,482

Electric Utilities — 0.6%
Duke Energy Corp.	6.250%	1/15/12	1,078,000	1,125,165
Duke Energy Corp.	5.625%	11/30/12	729,000	750,098	A
Exelon Corp.	6.750%	5/1/11	2,269,000	2,331,009
FirstEnergy Corp.	7.375%	11/15/31	140,000	152,236
Pacific Gas and Electric Co.	4.800%	3/1/14	70,000	68,209

				4,426,717

Food and Staples Retailing — 0.4%
Safeway Inc.	6.500%	3/1/11	760,000	786,035
The Kroger Co.	6.200%	6/15/12	883,000	909,470
Wal-Mart Stores Inc.	4.250%	4/15/13	930,000	924,794
Wal-Mart Stores Inc.	5.800%	2/15/18	360,000	372,742

				2,993,041

Health Care Equipment and Supplies — 0.3%
Baxter International Inc.	5.900%	9/1/16	500,000	511,975
Hospira Inc.	5.550%	3/30/12	1,700,000	1,670,131

				2,182,106

Health Care Providers and Services — 0.7%
HCA Inc.	8.750%	9/1/10	822,000	832,275
Quest Diagnostics Inc.	7.500%	7/12/11	2,220,000	2,345,037
Universal Health Services Inc.	6.750%	11/15/11	1,720,000	1,771,132

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Providers and Services — Continued
WellPoint Inc.	5.875%	6/15/17	$100,000	$96,659

				5,045,103

Independent Power Producers and Energy Traders — 0.3%
TXU Corp.	5.550%	11/15/14	2,480,000	1,941,525

Insurance — 1.4%
Allstate Life Global Funding Trust	5.375%	4/30/13	1,900,000	1,892,550
American International Group Inc.	5.850%	1/16/18	250,000	234,213
Genworth Life Insurance Co.	5.875%	5/3/13	1,520,000	1,497,387	D
MetLife Capital Trust IV	7.875%	12/15/37	3,100,000	3,037,963	B,D
MetLife Inc.	6.400%	12/15/36	70,000	61,118	B
Metropolitan Life Global Funding I	5.125%	4/10/13	1,190,000	1,171,779	D
The Travelers Cos. Inc.	6.250%	3/15/37	2,370,000	2,036,167	B

				9,931,177

Media — 1.0%
Comcast Corp.	6.500%	1/15/17	3,400,000	3,420,210
News America Inc.	6.650%	11/15/37	70,000	68,350
Time Warner Inc.	5.500%	11/15/11	70,000	68,971
Time Warner Inc.	6.875%	5/1/12	1,288,000	1,317,689
Turner Broadcasting System Inc.	8.375%	7/1/13	1,483,000	1,593,716
Viacom Inc.	5.750%	4/30/11	410,000	410,956

				6,879,892

Multi-Utilities — 0.4%
Dominion Resources Inc.	4.750%	12/15/10	50,000	50,320
Dominion Resources Inc.	5.700%	9/17/12	1,596,000	1,620,483
MidAmerican Energy Holdings Co.	5.875%	10/1/12	827,000	850,601

				2,521,404

Multiline Retail — 0.4%
Federated Retail Holdings Inc.	5.350%	3/15/12	1,050,000	975,669
JC Penney Corp. Inc.	5.750%	2/15/18	610,000	544,256
May Department Stores Co.	5.750%	7/15/14	1,470,000	1,327,281

				2,847,206

Office Electronics — 0.3%
Xerox Corp.	5.500%	5/15/12	2,240,000	2,214,108

Oil, Gas and Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	5.950%	9/15/16	3,200,000	3,201,718
ConocoPhillips	5.200%	5/15/18	2,450,000	2,414,524
Hess Corp.	6.650%	8/15/11	5,468,000	5,735,139
KazMunaiGaz Exploration Production — GDR	8.375%	7/2/13	1,720,000	1,714,410	D
Kinder Morgan Energy Partners LP	6.000%	2/1/17	3,700,000	3,655,948	A
Occidental Petroleum Corp.	6.750%	1/15/12	1,310,000	1,406,979	A
Pemex Project Funding Master Trust	4.076%	6/15/10	1,093,000	1,097,372	C,D
Pemex Project Funding Master Trust	4.076%	6/15/10	117,000	117,761	C,D
Pemex Project Funding Master Trust	5.750%	3/1/18	190,000	187,625	D
Sonat Inc.	7.625%	7/15/11	3,954,000	3,991,436
The Williams Cos. Inc.	7.125%	9/1/11	600,000	621,000
The Williams Cos. Inc.	8.125%	3/15/12	1,540,000	1,617,000

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
The Williams Cos. Inc.	7.875%	9/1/21	$720,000	$763,200
The Williams Cos. Inc.	7.500%	1/15/31	310,000	313,488
The Williams Cos. Inc.	7.750%	6/15/31	750,000	780,000
The Williams Cos. Inc.	8.750%	3/15/32	2,040,000	2,315,400
XTO Energy Inc.	7.500%	4/15/12	859,000	921,598
XTO Energy Inc.	6.250%	4/15/13	1,645,000	1,694,016
XTO Energy Inc.	5.650%	4/1/16	1,682,000	1,667,407

				34,216,021

Paper and Forest Products — 0.3%
Willamette Industries Inc.	7.125%	7/22/13	1,839,000	1,904,428

Pharmaceuticals — 0.2%
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	1,690,000	1,683,547

Real Estate Investment Trusts (REITs) — 0.6%
iStar Financial Inc.	5.500%	6/15/12	3,980,000	3,263,600
iStar Financial Inc.	5.950%	10/15/13	1,400,000	1,148,000

				4,411,600

Thrifts and Mortgage Finance — 2.0%
Countrywide Financial Corp.	3.022%	3/24/09	1,170,000	1,123,578	A,C
Countrywide Financial Corp.	5.800%	6/7/12	4,400,000	4,161,546
Residential Capital LLC	6.370%	11/21/08	5,130,000	4,488,750	C
Residential Capital LLC	5.816%	4/17/09	1,300,000	936,000	C
Residential Capital LLC	8.000%	2/22/11	1,286,000	501,540	E
Washington Mutual Inc.	4.625%	4/1/14	2,700,000	1,971,000
Washington Mutual Inc.	7.250%	11/1/17	1,700,000	1,255,875

				14,438,289

Tobacco — 0.5%
Philip Morris International Inc.	5.650%	5/16/18	3,300,000	3,207,475

Wireless Telecommunication Services — 0.9%
New Cingular Wireless Services Inc.	8.125%	5/1/12	3,000,000	3,285,891
Sprint Capital Corp.	8.375%	3/15/12	2,669,000	2,642,310
Vodafone Group PLC	5.350%	2/27/12	70,000	70,257	A

				5,998,458

Total Corporate Bonds and Notes (Cost — $216,475,575)				198,847,034

Asset-Backed Securities — 1.9%
Fixed Rate Securities — 0.2%
ABFS Mortgage Loan Trust 2002-3	4.263%	9/15/33	41,177	40,992	B
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	591,869	445,708
Green Tree Financial Corp. 1994-6	8.900%	1/15/20	453,292	454,023
Mego Mortgage Home Loan Trust 1996-2	7.275%	8/25/17	406	325
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	668,897	635,955

				1,577,003

Indexed SecuritiesC — 1.7%
AFC Home Equity Loan Trust 2003-3	2.743%	10/25/30	737,065	501,977	D

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1	3.733%	6/25/37	$2,522,645	$2,155,272
Countrywide Asset-Backed Certificates 2002-BC1	3.053%	4/25/32	352,083	321,745
Countrywide Asset-Backed Certificates 2005-6 M1	2.883%	12/25/35	1,950,000	1,509,830
Indymac Home Equity Loan Asset-Backed Trust 2001-A	2.653%	3/25/31	235,224	214,369
Long Beach Mortgage Loan Trust 2005-WL3 2A2A	2.533%	11/25/35	738,235	730,794
MSDWCC Heloc Trust 2003-1	2.663%	11/25/15	565,752	440,374
Nelnet Student Loan Trust 2008-4 A4	4.100%	4/25/24	1,140,000	1,142,850
Washington Mutual Master Note Trust 2006-A3A A3	2.746%	9/16/13	5,180,000	4,879,332	D

				11,896,543

Total Asset-Backed Securities (Cost — $14,340,428)				13,473,546

Mortgage-Backed Securities — 7.9%
Fixed Rate Securities — 1.9%
CS First Boston Mortgage Securities Corp. 2005-9 3A1	6.000%	10/25/35	1,870,086	1,691,799
Fannie Mae Grantor Trust 2002-T3	5.763%	12/25/11	3,663,449	3,799,047
Prime Mortgage Trust 2006-DR1 2A2	6.000%	11/25/36	1,857,939	1,681,620	D
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	2,695,171	2,294,830
Virginia Housing Development Mortgage Bonds Pass-Through Certificates 2006	6.000%	6/25/34	4,098,604	4,098,687

				13,565,983

Indexed SecuritiesC — 4.1%
Bayview Commercial Asset Trust 2005-1A A2	2.743%	4/25/35	1,435,482	1,258,595	D
Bear Stearns Structured Products Inc. 2007-R10 A1	2.956%	9/26/37	5,999,234	5,961,399	D
Bear Stearns Structured Products Inc. 2007-R11 A1A	2.993%	9/27/37	1,842,248	1,751,400	D
Citigroup Mortgage Loan Trust Inc. 2005-11 A3	4.900%	12/25/35	2,692,661	2,562,766
Countrywide Home Loans 2003-49	3.697%	10/25/33	528,180	521,517
First Horizon Mortgage Pass-Through Trust 2003-AR2 2A1	4.749%	7/25/33	1,262,969	1,240,070
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1	5.055%	9/19/35	1,330,353	1,282,288
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.255%	11/25/37	3,113,596	2,940,509
MASTR Adjustable Rate Mortgages Trust 2004-13	3.788%	11/21/34	6,815,190	6,531,538
Structured Asset Mortgage Investments Inc. 2004-AR8 A1	2.823%	5/19/35	1,757,660	1,493,007
Wells Fargo Mortgage-Backed Securities Trust 2004-S	3.541%	9/25/34	3,525,000	3,487,164

				29,030,253

Variable Rate SecuritiesG — 1.9%
Banc of America Funding Corp. 2005-B	5.088%	4/20/35	1,798,952	1,619,932
Bear Stearns Alt-A Trust 2005-2	4.703%	4/25/35	1,446,968	1,317,859
Citigroup Mortgage Loan Trust Inc. 2005-8 1A1A	5.298%	10/25/35	1,614,076	1,574,102
Countrywide Home Loans 2004-20	6.178%	9/25/34	505,640	430,622
Merrill Lynch Mortgage Investors Inc. 2005-A2	4.489%	2/25/35	1,460,790	1,412,064
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1	4.563%	2/25/34	2,218,062	2,145,696
MLCC Mortgage Investors Inc. 2005-1 2A1	4.958%	4/25/35	700,240	675,949
MLCC Mortgage Investors Inc. 2005-1 2A2	4.958%	4/25/35	2,179,106	2,084,701
SACO I Trust 2007-VA1 A	9.023%	6/25/21	1,856,999	1,900,397	D

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
WaMu Mortgage Pass-Through Certificates 2004-AR11	4.552%	10/25/34	$319,987	$313,544

				13,474,866

Total Mortgage-Backed Securities (Cost — $57,261,546)				56,071,102

U.S. Government and Agency Obligations — 18.8%
Fixed Rate Securities — 16.1%
Fannie Mae	7.250%	1/15/10	162,000	172,296
Farmer Mac	4.250%	7/29/08	1,005,000	1,006,258
Farmer Mac	4.875%	4/4/12	2,561,000	2,646,758
Farmer Mac	5.125%	4/19/17	2,800,000	2,869,073	D
Federal Home Loan Bank	5.800%	3/30/09	485,000	495,554
Federal Home Loan Bank	5.500%	7/15/36	130,000	134,926
Freddie Mac	4.750%	3/5/12	1,270,000	1,306,081	A
Freddie Mac	3.750%	6/28/13	6,020,000	5,909,690	A
Freddie Mac	5.600%	9/26/13	870,000	874,963
Freddie Mac	5.600%	10/17/13	400,000	402,904
Tennessee Valley Authority	5.625%	1/18/11	373,000	392,017
Tennessee Valley Authority	6.790%	5/23/12	2,747,000	3,026,999
Tennessee Valley Authority	5.980%	4/1/36	70,000	75,343
United States Treasury Bonds	8.750%	5/15/17	10,000	13,473
United States Treasury Notes	4.000%	8/31/09	6,900,000	7,029,913	A
United States Treasury Notes	4.500%	11/15/10	5,590,000	5,819,279	A
United States Treasury Notes	4.500%	9/30/11	5,340,000	5,581,133	A
United States Treasury Notes	4.625%	10/31/11	9,850,000	10,338,649	A
United States Treasury Notes	4.875%	6/30/12	4,400,000	4,675,686
United States Treasury Notes	4.625%	7/31/12	4,200,000	4,427,392	A
United States Treasury Notes	4.125%	8/31/12	38,720,000	40,078,220	A
United States Treasury Notes	3.375%	11/30/12	10,390,000	10,435,456	A
United States Treasury Notes	4.250%	11/15/17	5,880,000	6,006,326	A

				113,718,389

Treasury Inflation-Protected SecuritiesH — 2.7%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	1,039,177	1,103,233	A
United States Treasury Inflation-Protected Security	2.000%	7/15/14	166,358	176,665	A
United States Treasury Inflation-Protected Security	1.875%	7/15/15	1,361,491	1,425,629	A
United States Treasury Inflation-Protected Security	2.000%	1/15/16	1,521,489	1,602,555	A
United States Treasury Inflation-Protected Security	2.500%	7/15/16	776,370	848,305	A
United States Treasury Inflation-Protected Security	2.625%	7/15/17	6,539,053	7,222,587	A
United States Treasury Inflation-Protected Security	2.375%	1/15/25	1,565,591	1,641,913	A
United States Treasury Inflation-Protected Security	2.000%	1/15/26	996,651	988,163	A
United States Treasury Inflation-Protected Security	2.375%	1/15/27	3,163,169	3,316,137	A
United States Treasury Inflation-Protected Security	1.750%	1/15/28	922,698	877,860	A

				19,203,047

Total U.S. Government and Agency Obligations (Cost — $129,729,332)				132,921,436

U.S. Government Agency Mortgage-Backed Securities — 11.4%
Fixed Rate Securities — 9.0%
Fannie Mae	6.500%	6/1/14 to 9/1/37	1,638,576	1,689,887
Fannie Mae	8.000%	9/1/15	33,300	34,619
Fannie Mae	9.500%	4/15/21	29,960	33,145

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Fannie Mae	5.000%	2/1/36	$7,806,008	$7,508,557
Fannie Mae	6.000%	10/1/36 to 10/1/37	19,217,211	19,413,705
Fannie Mae	5.000%	12/1/38	5,670,000	5,432,155	I
Fannie Mae	5.500%	12/1/38	21,000,000	20,647,125	I
Freddie Mac	6.500%	6/1/13 to 11/1/15	42,777	44,688
Freddie Mac	7.500%	4/1/17	1,601	1,656
Freddie Mac	9.300%	4/15/19	39,538	42,485
Freddie Mac	5.000%	11/1/35	437,395	420,591
Freddie Mac	6.000%	9/1/37 to 12/1/37	—	—
Freddie Mac	5.000%	12/1/38	491,000	470,439	I
Government National Mortgage Association	5.000%	12/1/38	8,100,000	7,846,875	I
Government National Mortgage Association	6.000%	12/1/38	200,000	199,688	I

				63,785,615

Indexed SecuritiesC — 2.4%
Fannie Mae	5.615%	3/1/18	18,908	18,745
Fannie Mae	4.338%	11/1/34	459,315	463,256
Fannie Mae	4.218%	12/1/34	699,277	705,236
Fannie Mae	4.852%	1/1/35	3,052,108	3,079,023
Fannie Mae	3.793%	3/1/35	814,619	811,976
Fannie Mae	4.757%	4/1/35	795,652	800,439
Fannie Mae	5.762%	9/1/37	5,485,524	5,556,783
Freddie Mac	6.018%	1/1/19	7,595	7,655
Freddie Mac	4.345%	12/1/34	249,526	251,586
Freddie Mac	4.467%	12/1/34	1,251,554	1,269,176
Freddie Mac	4.087%	1/1/35	254,378	256,900
Freddie Mac	4.148%	1/1/35	422,445	425,822
Freddie Mac	4.642%	7/1/35	2,962,340	2,966,417

				16,613,014

Stripped Securities — N.M.
Fannie Mae	0.000%	5/25/22	4,687	4,139	J2
Freddie Mac	10.000%	3/1/21	4,597	1,011	J1

				5,150

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $80,122,998)				80,403,779

Yankee BondsK — 9.8%
Aerospace and Defense — 0.1%
Systems 2001 Asset Trust	6.664%	9/15/13	1,027,042	1,016,565	D

Commercial Banks — 4.7%
Barclays Bank PLC	7.434%	9/29/49	390,000	365,811	B,D
Barclays Bank PLC	7.700%	12/31/49	900,000	906,633	B,D
Glitnir Banki Hf	3.258%	1/21/11	4,430,000	3,540,496	C,D
Glitnir Banki Hf	4.074%	7/28/11	120,000	102,920	C,D
Glitnir Banki Hf	3.204%	1/18/12	100,000	77,447	C,D
Glitnir Banki Hf	6.375%	9/25/12	1,980,000	1,701,856	D
Glitnir Banki Hf	6.693%	6/15/16	910,000	585,185	B,D
HBOS Treasury Services PLC	4.000%	9/15/09	1,240,000	1,231,327	D

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
Kaupthing Bank Hf	5.750%	10/4/11	$4,090,000	$3,311,203	D
Landsbanki Islands Hf	6.100%	8/25/11	2,330,000	2,054,189	D
Landsbanki Islands Hf	7.431%	12/31/49	1,830,000	1,155,453	A,B,D
Resona Preferred Global Securities	7.191%	12/29/49	4,640,000	4,284,599	B,D
Royal Bank of Scotland Group PLC	9.118%	3/31/49	2,431,000	2,449,614
RSHB Capital SA	6.299%	5/15/17	270,000	249,115	D
Santander Issuances	5.805%	6/20/16	1,030,000	995,242	B,D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	4,565,000	3,205,963	B,D
TuranAlem Finance BV	4.283%	1/22/09	970,000	921,500	C,D
VTB Capital SA for Vneshtorgbank	3.384%	8/1/08	3,880,000	3,841,200	C,D
VTB Capital SA for Vneshtorgbank	3.839%	8/1/08	367,000	365,275	C,D
VTB Capital SA for Vneshtorgbank	4.812%	11/2/09	1,850,000	1,832,727	C,D

				33,177,755

Diversified Financial Services — 1.3%
Aiful Corp.	5.000%	8/10/10	3,491,000	3,105,510	D
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	3,402,000	2,948,826	B
TNK-BP Finance SA	6.875%	7/18/11	2,783,000	2,741,255	D

				8,795,591

Diversified Telecommunication Services — 1.8%
Deutsche Telekom International Finance BV	8.000%	6/15/10	70,000	74,052	E
Deutsche Telekom International Finance BV	5.750%	3/23/16	1,800,000	1,756,284	A
France Telecom SA	7.750%	3/1/11	2,428,000	2,571,349
Telecom Italia Capital SpA	5.250%	10/1/15	1,400,000	1,281,218
Telecom Italia Capital SpA	6.999%	6/4/18	2,000,000	2,017,036
Telefonica Emisiones S.A.U.	3.114%	2/4/13	5,230,000	4,963,715	C

				12,663,654

Energy Equipment and Services — 0.2%
Transocean Inc.	5.250%	3/15/13	1,670,000	1,687,445

Foreign Government — N.M.
Russian Federation	7.500%	3/31/30	17,457	19,585	D

Industrial Conglomerates — 0.3%
Tyco International Group SA	6.000%	11/15/13	2,358,000	2,275,263

Insurance — 0.2%
Merna Reinsurance Ltd.	4.446%	6/30/12	1,300,000	1,235,910	C,D

Metals and Mining — 0.5%
Vale Overseas Ltd.	6.250%	1/23/17	3,560,000	3,445,995

Oil, Gas and Consumable Fuels — 0.6%
Anadarko Finance Co.	6.750%	5/1/11	720,000	748,415
Gazprom	6.212%	11/22/16	1,710,000	1,597,653	D
Gazprom	6.510%	3/7/22	940,000	843,650	D
Petrozuata Finance Inc.	8.220%	4/1/17	874,330	906,855	D

				4,096,573

Wireless Telecommunication Services — 0.1%
America Movil SA de CV	5.625%	11/15/17	680,000	654,903

Total Yankee Bonds (Cost — $75,640,977)				69,069,239

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Preferred Stocks — 0.5%
Fannie Mae	8.250%		61,925		$1,421,179	A
Freddie Mac	8.375%		84,900		2,063,070	A
Home Ownership Funding Corp.	1.000%		600		89,614	D
Home Ownership Funding Corp. II	1.000%		1,800		265,143	D

Total Preferred Stocks (Cost — $5,612,735)					3,839,006

Total Long-Term Securities (Cost — $579,183,591)					554,625,142

Investment of Collateral From Securities Lending — 16.7%
State Street Navigator Securities Lending Prime Portfolio			118,709,414		118,709,414

Total Investment of Collateral From Securities Lending (Cost — $118,709,414)					118,709,414

Short-Term Securities — 25.4%
U.S. Government and Agency Obligations — 0.7%
Fannie Mae	0.000%	12/15/08	4,420,000		4,368,534	L,M
Freddie Mac	0.000%	12/15/08	380,000		375,575	L,M

					4,744,109

Options PurchasedN — 0.1%
JP Morgan Swaption Put, September 2008, Strike Price $1.10			22,000,000	O	404,800
U.S. Treasury Note Futures Put, August 2008, Strike Price $109.00			4	O	1,801

					406,601

Repurchase Agreement — 24.6%
Lehman Brothers Inc. 2.1%, dated 6/30/08, to be repurchased at $173,728,134 on 7/1/08 (Collateral: $180,580,000 Fannie Mae note, 3.85%, due 4/17/13, value $177,192,319)			173,718,000		173,718,000

Total Short-Term Securities (Cost — $178,731,548)					178,868,710

Total Investments — 120.5% (Cost — $876,624,553)P					852,203,266
Obligation to return collateral from securities lending — (16.7%)					(118,709,414)
Other Assets Less Liabilities — (3.8)%					(26,432,020)

Net Assets — 100.0%					$707,061,832

Net Asset Value Per Share:
Institutional Class					$10.01

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedN
Eurodollar Futures	September 2008	204	(24,032)
Eurodollar Futures	December 2008	92	(52,360)
Eurodollar Futures	March 2009	1,017	(917,823)
Eurodollar Futures	June 2009	16	14,545
Eurodollar Futures	September 2009	16	9,745
U.S. Treasury Note Futures	September 2008	1,071	527,353
U.S. Treasury Note Futures	September 2008	739	(317,131)
U.S. Treasury Note Futures	September 2008	152	(3,698)

			$(763,401)

Options WrittenN
Eurodollar Futures Call, Strike Price $97.25	September 2008	9	3,105

Options Written — Continued
JP Morgan Swaption Put, Strike Price $1.55	September 2008	43,900,000	(161,332)
U.S. Treasury Note Futures Call, Strike Price $117.00	August 2008	1	151
U.S. Treasury Note Futures Put, Strike Price $111.00	August 2008	1	495

			$(157,581)

N.M.	Not Meaningful.
A	All or a portion of this security is on loan.
B	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
C	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2008.
D	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 11.95% of net assets.
E	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	The coupon rates shown on variable rate securities are the rates at June 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
H	Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
I	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
K	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
L	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
M	All or a portion of this security is collateral to cover futures and options contracts written.
N	Options and futures are described in more detail in the notes to financial statements.
O	Par represents actual number of contracts.
P	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,686,476
Gross unrealized depreciation	$(30,107,763)

Net unrealized depreciation	$(24,421,287)

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

Quarterly Report to Shareholders	1

Portfolio of Investments

Western Asset Intermediate Plus Bond Portfolio

June 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — 81.1%
Corporate Bonds and Notes — 37.2%
Aerospace and Defense — 0.4%
United Technologies Corp.	5.375%	12/15/17	$350,000		$349,722

Air Freight and Logistics — 0.2%
United Parcel Service Inc.	4.500%	1/15/13	200,000		200,403

Airlines — 0.2%
Delta Air Lines Inc.	7.570%	11/18/10	200,000		189,000

Automobiles — 0.6%
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	380,000		394,051
Ford Motor Co.	7.450%	7/16/31	110,000		64,075
General Motors Corp.	8.375%	7/5/33	50,000	EUR	42,541
General Motors Corp.	8.375%	7/15/33	120,000		71,100

					571,767

Capital Markets — 3.4%
Goldman Sachs Capital II	5.793%	12/29/49	1,320,000		917,875	A
Lehman Brothers Holdings Capital Trust VII	5.857%	12/31/49	920,000		600,300	A
Lehman Brothers Holdings Capital Trust VIII	3.479%	5/29/49	20,000		14,154	B
Lehman Brothers Holdings Inc.	4.500%	7/26/10	140,000		135,092
Merrill Lynch and Co. Inc.	5.700%	5/2/17	420,000		369,784
Merrill Lynch and Co. Inc.	6.875%	4/25/18	220,000		209,380
Morgan Stanley	5.550%	4/27/17	310,000		277,263
The Bear Stearns Cos. Inc.	6.400%	10/2/17	510,000		503,977
The Bear Stearns Cos. Inc.	7.250%	2/1/18	330,000		344,377

					3,372,202

Chemicals — 0.8%
The Dow Chemical Co.	6.000%	10/1/12	660,000		683,880
The Dow Chemical Co.	5.700%	5/15/18	70,000		67,788

					751,668

Commercial Banks — 1.9%
Comerica Capital Trust II	6.576%	2/20/37	130,000		81,864	A
SunTrust Capital VIII	6.100%	12/15/36	80,000		63,535	A
Wachovia Capital Trust III	5.800%	8/29/49	1,350,000		918,000	A
Wells Fargo and Co.	5.250%	10/23/12	270,000		271,513
Wells Fargo Capital X	5.950%	12/15/36	640,000		580,578	A

					1,915,490

Commercial Services and Supplies — 0.5%
Waste Management Inc.	7.375%	8/1/10	460,000		480,507

Consumer Finance — 4.9%
American Express Co.	6.800%	9/1/66	710,000		656,426	A
Ford Motor Credit Co.	5.460%	1/13/12	1,160,000		824,504	B
Ford Motor Credit Co.	7.163%	4/15/12	1,200,000		1,124,690	B
GMAC LLC	6.875%	9/15/11	700,000		503,000
GMAC LLC	6.000%	12/15/11	1,180,000		812,009

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — Continued
GMAC LLC	6.750%	12/1/14	$40,000	$26,418
John Deere Capital Corp.	5.100%	1/15/13	100,000	101,034
Nelnet Inc.	7.400%	9/29/36	250,000	163,449	A
SLM Corp.	3.220%	1/27/14	700,000	588,706	B

				4,800,236

Diversified Financial Services — 4.0%
AGFC Capital Trust I	6.000%	1/15/67	520,000	412,635	A,C
BAC Capital Trust XIII	3.176%	3/15/43	120,000	90,570	B
BAC Capital Trust XIV	5.630%	12/31/49	10,000	7,803	A
Bank of America Corp.	8.000%	12/29/49	300,000	281,061	A
Beaver Valley II Funding	9.000%	6/1/17	203,000	218,657
Capmark Financial Group Inc.	5.875%	5/10/12	350,000	246,894	D
General Electric Capital Corp.	5.625%	5/1/18	390,000	377,152
General Electric Capital Corp.	6.375%	11/15/67	380,000	359,407	A
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	450,000	377,933	A,C
ILFC E-Capital Trust I	5.900%	12/21/65	170,000	137,613	A,C
JPMorgan Chase Capital XXII	6.450%	2/2/37	380,000	325,711	A
Kaupthing Bank Hf	7.625%	2/28/15	360,000	325,188	C,E
The Williams Cos. Inc. Credit Linked Certificate Trust	6.750%	4/15/09	170,000	170,850	C
The Williams Cos. Inc. Credit Linked Certificate Trust	6.123%	5/1/09	255,000	255,000	B,C
TNK-BP Finance SA	7.500%	3/13/13	100,000	98,500	C
ZFS Finance USA Trust II	6.450%	12/15/65	240,000	212,880	A,C

				3,897,854

Diversified Telecommunication Services — 1.0%
Citizens Communications Co.	7.875%	1/15/27	40,000	35,000
Embarq Corp.	6.738%	6/1/13	110,000	106,137
Embarq Corp.	7.082%	6/1/16	250,000	237,439
Qwest Communications International Inc.	6.176%	2/15/09	67,000	66,665	B
Qwest Communications International Inc.	7.500%	2/15/14	90,000	85,500
Qwest Corp.	6.026%	6/15/13	70,000	66,850	B
Verizon Global Funding Corp.	7.250%	12/1/10	350,000	371,577
Windstream Corp.	8.625%	8/1/16	30,000	29,925

				999,093

Electric Utilities — 1.2%
Duke Energy Corp.	6.250%	1/15/12	200,000	208,750
Duke Energy Corp.	5.625%	11/30/12	160,000	164,631
Energy Future Holdings Corp.	11.250%	11/1/17	250,000	249,375	C,F
Exelon Corp.	6.750%	5/1/11	300,000	308,199
FirstEnergy Corp.	7.375%	11/15/31	20,000	21,748
IPALCO Enterprises Inc.	7.250%	4/1/16	190,000	187,150	C

				1,139,853

Energy Equipment and Services — 0.1%
Key Energy Services Inc.	8.375%	12/1/14	70,000	71,400	C

Food and Staples Retailing — 0.6%
Safeway Inc.	6.500%	3/1/11	220,000	227,536
Wal-Mart Stores Inc.	4.250%	4/15/13	370,000	367,929

				595,465

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Health Care Equipment and Supplies — 0.2%
Hospira Inc.	5.550%	3/30/12	$200,000	$196,486

Health Care Providers and Services — 1.5%
DaVita Inc.	7.250%	3/15/15	30,000	29,175
HCA Inc.	8.750%	9/1/10	50,000	50,625
HCA Inc.	6.250%	2/15/13	30,000	26,025
HCA Inc.	6.750%	7/15/13	70,000	61,425
HCA Inc.	9.125%	11/15/14	10,000	10,225
HCA Inc.	9.250%	11/15/16	90,000	92,700
HCA Inc.	9.625%	11/15/16	60,000	61,800	F
Quest Diagnostics Inc.	7.500%	7/12/11	320,000	338,023
Tenet Healthcare Corp.	9.875%	7/1/14	170,000	170,850
UnitedHealth Group Inc.	6.000%	11/15/17	440,000	425,900
Universal Health Services Inc.	6.750%	11/15/11	240,000	247,135
WellPoint Inc.	5.875%	6/15/17	10,000	9,666

				1,523,549

Independent Power Producers and Energy Traders — 0.9%
Dynegy Holdings Inc.	7.750%	6/1/19	70,000	63,700
Edison Mission Energy	7.625%	5/15/27	70,000	62,825
Mirant Mid Atlantic LLC	9.125%	6/30/17	89,453	98,398	G
NRG Energy Inc.	7.375%	2/1/16	60,000	56,475
The AES Corp.	7.750%	10/15/15	50,000	49,250
The AES Corp.	8.000%	6/1/20	160,000	154,400	C
TXU Corp.	5.550%	11/15/14	480,000	375,779

				860,827

Insurance — 1.2%
Allstate Life Global Funding Trust	5.375%	4/30/13	300,000	298,824
American International Group Inc.	5.850%	1/16/18	40,000	37,474
Genworth Life Insurance Co.	5.875%	5/3/13	190,000	187,173	C
MetLife Capital Trust IV	7.875%	12/15/37	450,000	440,995	A,C
MetLife Inc.	6.400%	12/15/36	10,000	8,731	A
Metropolitan Life Global Funding I	5.125%	4/10/13	190,000	187,091	C
The Travelers Cos. Inc.	6.250%	3/15/37	30,000	25,774	A

				1,186,062

IT Services — N.M.
SunGard Data Systems Inc.	10.250%	8/15/15	30,000	30,150

Machinery — N.M.
Terex Corp.	7.375%	1/15/14	20,000	19,700

Media — 1.4%
Comcast Corp.	6.500%	1/15/17	510,000	513,032
CSC Holdings Inc.	7.625%	4/1/11	60,000	58,800
EchoStar DBS Corp.	7.125%	2/1/16	130,000	119,925
Idearc Inc.	8.000%	11/15/16	90,000	56,588
News America Inc.	5.300%	12/15/14	220,000	215,655
News America Inc.	6.650%	11/15/37	10,000	9,764
Time Warner Inc.	6.875%	5/1/12	200,000	204,610
Turner Broadcasting System Inc.	8.375%	7/1/13	130,000	139,705

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
Viacom Inc.	5.750%	4/30/11	$60,000	$60,140

				1,378,219

Metals and Mining — 0.5%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	410,000	432,550
Steel Dynamics Inc.	7.750%	4/15/16	50,000	49,750	C

				482,300

Multi-Utilities — 0.3%
Dominion Resources Inc.	5.700%	9/17/12	280,000	284,295

Multiline Retail — 0.4%
Federated Retail Holdings Inc.	5.350%	3/15/12	140,000	130,089
JC Penney Corp. Inc.	5.750%	2/15/18	80,000	71,378
May Department Stores Co.	5.750%	7/15/14	210,000	189,612

				391,079

Office Electronics — 0.3%
Xerox Corp.	5.500%	5/15/12	300,000	296,532

Oil, Gas and Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	5.950%	9/15/16	220,000	220,118
Chesapeake Energy Corp.	7.250%	12/15/18	55,000	53,488
ConocoPhillips	5.200%	5/15/18	370,000	364,642
El Paso Corp.	7.000%	5/15/11	80,000	80,257
El Paso Corp.	6.875%	6/15/14	540,000	540,988
El Paso Corp.	7.000%	6/15/17	200,000	195,738
KazMunaiGaz Exploration Production - GDR	8.375%	7/2/13	250,000	249,188	C
Kerr-McGee Corp.	6.875%	9/15/11	650,000	678,226
Kinder Morgan Energy Partners LP	6.000%	2/1/17	470,000	464,404
Occidental Petroleum Corp.	6.750%	1/15/12	200,000	214,806
Pemex Project Funding Master Trust	4.076%	6/15/10	24,000	24,156	B,C
Pemex Project Funding Master Trust	3.281%	12/3/12	196,000	192,080	B,C
Pemex Project Funding Master Trust	5.750%	3/1/18	250,000	246,875	C
SemGroup LP	8.750%	11/15/15	20,000	19,400	C
The Williams Cos. Inc.	4.698%	10/1/10	280,000	271,600	B,C
The Williams Cos. Inc.	6.375%	10/1/10	60,000	60,600	C
The Williams Cos. Inc.	7.875%	9/1/21	110,000	116,600
The Williams Cos. Inc.	7.500%	1/15/31	40,000	40,450
The Williams Cos. Inc.	7.750%	6/15/31	110,000	114,400
The Williams Cos. Inc.	8.750%	3/15/32	10,000	11,350
XTO Energy Inc.	7.500%	4/15/12	100,000	107,287
XTO Energy Inc.	6.250%	4/15/13	190,000	195,661
XTO Energy Inc.	5.650%	4/1/16	460,000	456,009

				4,918,323

Paper and Forest Products — 0.2%
Weyerhaeuser Co.	6.750%	3/15/12	180,000	185,386

Pharmaceuticals — 0.2%
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	250,000	249,046

Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial Inc.	5.500%	6/15/12	470,000	385,400

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Real Estate Investment Trusts (REITs) — Continued
iStar Financial Inc.	5.950%	10/15/13	$310,000	$254,200
Ventas Inc.	9.000%	5/1/12	30,000	31,425

				671,025

Real Estate Management and Development — 0.1%
Realogy Corp.	12.375%	4/15/15	150,000	73,500

Road and Rail — N.M.
Hertz Corp.	10.500%	1/1/16	50,000	45,500

Semiconductors and Semiconductor Equipment — 0.1%
Freescale Semiconductor Inc.	8.875%	12/15/14	90,000	73,125

Thrifts and Mortgage Finance — 2.6%
Countrywide Financial Corp.	3.022%	3/24/09	230,000	220,874	B
Countrywide Financial Corp.	5.800%	6/7/12	600,000	567,484
Residential Capital LLC	5.978%	11/21/08	80,000	70,000	B
Residential Capital LLC	5.816%	4/17/09	200,000	144,000	B
Residential Capital LLC	6.546%	4/17/09	930,000	646,350	B,C
Residential Capital LLC	5.758%	5/22/09	160,000	115,200	B,D
Residential Capital LLC	8.375%	6/30/10	330,000	138,600	A
Residential Capital LLC	8.000%	2/22/11	300,000	117,000	D
Washington Mutual Inc.	4.625%	4/1/14	300,000	219,000
Washington Mutual Inc.	7.250%	11/1/17	360,000	265,950

				2,504,458

Tobacco — 0.4%
Philip Morris International Inc.	5.650%	5/16/18	400,000	388,785

Wireless Telecommunication Services — 1.4%
New Cingular Wireless Services Inc.	8.125%	5/1/12	400,000	438,119
Sprint Capital Corp.	8.375%	3/15/12	590,000	584,100
Vodafone Group PLC	5.350%	2/27/12	330,000	331,211

				1,353,430

Total Corporate Bonds and Notes (Cost — $40,349,382)				36,446,437

Asset-Backed Securities — 1.4%
Indexed SecuritiesB — 1.4%
Countrywide Asset-Backed Certificates 2005-6 M1	2.883%	12/25/35	320,000	247,767
GSAA Home Equity Trust 2007-7 A4	2.663%	7/25/37	410,000	247,263
Long Beach Mortgage Loan Trust 2005-WL3 2A2A	2.533%	11/25/35	105,008	103,949
Nelnet Student Loan Trust 2008-4 A4	4.100%	4/25/24	170,000	170,425
Washington Mutual Master Note Trust 2006-A3A A3	2.501%	9/15/13	700,000	659,369	C

Total Asset-Backed Securities (Cost — $1,494,719)				1,428,773

Mortgage-Backed Securities — 5.3%
Fixed Rate Securities — 0.6%
CS First Boston Mortgage Securities Corp. 2005-9 3A1	6.000%	10/25/35	307,164	277,880
Residential Accredit Loans Inc. 2006-QS8 A2	6.000%	8/25/36	400,000	262,838
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1	7.000%	3/25/34	17,275	16,734

				557,452

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed SecuritiesB — 2.4%
Bear Stearns Structured Products Inc. 2007-R10 A1	2.743%	9/26/37	$808,886	$803,784	C
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1	5.055%	9/19/35	134,409	129,552
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.255%	11/25/37	426,520	402,809
MASTR Adjustable Rate Mortgages Trust 2004-13	3.788%	11/21/34	550,000	527,109
MLCC Mortgage Investors Inc. 2004-B	5.025%	5/25/29	12,183	11,515
Residential Accredit Loans Inc. 2007-QS1 2A2	2.753%	1/25/37	691,694	529,136

				2,403,905

Variable Rate SecuritiesH — 2.3%
Banc of America Funding Corp. 2005-B	5.088%	4/20/35	146,560	131,975
Bear Stearns Alt-A Trust 2005-2	4.703%	4/25/35	109,330	99,575
Countrywide Home Loans 2004-20	6.178%	9/25/34	12,101	10,306
JP Morgan Mortgage Trust 2004-A3	4.291%	7/25/34	439,638	428,256
MASTR Adjustable Rate Mortgages Trust 2007-R5 A1	5.648%	11/25/35	312,020	254,115	C
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1	4.563%	2/25/34	306,508	296,508
MLCC Mortgage Investors Inc. 2005-1 2A1	4.958%	4/25/35	51,593	49,803
MLCC Mortgage Investors Inc. 2005-1 2A2	4.958%	4/25/35	167,676	160,411
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2	4.700%	6/25/34	151,177	150,778
Washington Mutual Inc. 2005-AR12	4.833%	10/25/35	401,387	386,535
Washington Mutual Inc. 2005-AR4	4.669%	4/25/35	300,000	267,600

				2,235,862

Total Mortgage-Backed Securities (Cost — $5,300,186)				5,197,219

U.S. Government and Agency Obligations — 14.5%
Fixed Rate Securities — 12.0%
Farmer Mac	4.250%	7/29/08	80,000	80,100
Farmer Mac	5.125%	4/19/17	400,000	409,868	C
Federal Home Loan Bank	5.000%	12/21/15	540,000	556,089
Federal Home Loan Bank	5.500%	7/15/36	10,000	10,379
Freddie Mac	3.750%	6/28/13	600,000	589,006
Freddie Mac	5.600%	9/26/13	130,000	130,742
Tennessee Valley Authority	5.625%	1/18/11	10,000	10,510
Tennessee Valley Authority	6.790%	5/23/12	210,000	231,405
Tennessee Valley Authority	5.980%	4/1/36	10,000	10,763
United States Treasury Bonds	8.750%	5/15/17	20,000	26,945
United States Treasury Bonds	8.875%	8/15/17	10,000	13,617
United States Treasury Notes	4.000%	8/31/09	790,000	804,874
United States Treasury Notes	2.625%	5/31/10	40,000	40,025
United States Treasury Notes	4.500%	11/15/10	2,490,000	2,592,130
United States Treasury Notes	4.500%	9/30/11	1,230,000	1,285,542
United States Treasury Notes	4.625%	10/31/11	470,000	493,316
United States Treasury Notes	4.875%	6/30/12	470,000	499,448
United States Treasury Notes	4.625%	7/31/12	890,000	938,185
United States Treasury Notes	4.125%	8/31/12	2,060,000	2,132,261
United States Treasury Notes	4.250%	11/15/17	870,000	888,691

				11,743,896

Treasury Inflation-Protected SecuritiesI — 2.5%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	209,230	222,127
United States Treasury Inflation-Protected Security	2.000%	7/15/14	11,394	12,100

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected Securities — Continued
United States Treasury Inflation-Protected Security	1.875%	7/15/15	$143,547	$150,310
United States Treasury Inflation-Protected Security	2.000%	1/15/16	194,785	205,164
United States Treasury Inflation-Protected Security	2.500%	7/15/16	106,352	116,206
United States Treasury Inflation-Protected Security	2.625%	7/15/17	891,218	984,378
United States Treasury Inflation-Protected Security	2.375%	1/15/25	79,761	83,649
United States Treasury Inflation-Protected Security	2.000%	1/15/26	108,214	107,293
United States Treasury Inflation-Protected Security	2.375%	1/15/27	452,642	474,531
United States Treasury Inflation-Protected Security	1.750%	1/15/28	133,279	126,802

				2,482,560

Total U.S. Government and Agency Obligations (Cost — $13,848,281)				14,226,456

U.S. Government Agency Mortgage-Backed Securities — 11.0%
Fixed Rate Securities — 9.0%
Fannie Mae	5.000%	2/1/36	1,107,364	1,065,168
Fannie Mae	6.000%	11/1/37	—	—
Fannie Mae	5.000%	12/1/38	2,420,000	2,319,420	J
Fannie Mae	5.500%	12/1/38	4,200,000	4,129,125	J
Freddie Mac	6.000%	9/1/37	—	—
Freddie Mac	6.477%	12/1/37	—	—
Freddie Mac	5.000%	12/1/38	100,000	95,812	J
Government National Mortgage Association	5.000%	12/1/38	1,200,000	1,162,500	J

				8,772,025

Indexed SecuritiesB — 2.0%
Fannie Mae	4.275%	12/1/34	543,972	549,384
Fannie Mae	4.544%	9/1/35	224,032	226,483
Fannie Mae	5.871%	8/1/37	387,377	393,078
Freddie Mac	4.087%	1/1/35	18,680	18,866
Freddie Mac	4.147%	1/1/35	30,547	30,791
Freddie Mac	6.104%	9/1/37	739,804	754,419

				1,973,021

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $10,730,538)				10,745,046

Yankee BondsK — 11.0%
Commercial Banks — 4.6%
Banco Santiago SA	3.027%	12/9/09	200,000	197,450	B,C
Barclays Bank PLC	7.700%	12/31/49	100,000	100,737	A,C
Glitnir Banki Hf	3.258%	1/21/11	640,000	511,494	B,C
Glitnir Banki Hf	3.204%	1/18/12	100,000	77,447	B,C
Glitnir Banki Hf	6.375%	9/25/12	260,000	223,476	C
Glitnir Banki Hf	6.693%	6/15/16	100,000	64,306	A,C
Kaupthing Bank Hf	5.750%	10/4/11	580,000	469,559	C
Landsbanki Islands Hf	6.100%	8/25/11	330,000	290,937	C
Landsbanki Islands Hf	7.431%	10/19/17	250,000	157,849	A,C
Resona Preferred Global Securities	7.191%	12/29/49	680,000	627,915	A,C
Royal Bank of Scotland Group PLC	9.118%	3/31/49	180,000	181,378
Santander Issuances	5.805%	6/20/16	140,000	135,275	A,C
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	650,000	456,490	A,C
TuranAlem Finance BV	4.283%	1/22/09	130,000	123,500	B,C
VTB Capital SA for Vneshtorgbank	3.384%	8/1/08	578,000	572,220	B,C

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
VTB Capital SA for Vneshtorgbank	4.484%	11/2/09	$280,000		$277,386	B,C

					4,467,419

Diversified Financial Services — 1.1%
Aiful Corp.	5.000%	8/10/10	390,000		346,935	C
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	450,000		390,056	A
TNK-BP Finance SA	6.875%	7/18/11	380,000		374,300	C

					1,111,291

Diversified Telecommunication Services — 3.3%
British Telecommunications PLC	8.625%	12/15/10	350,000		375,812	D
Deutsche Telekom International Finance BV	5.750%	3/23/16	500,000		487,856
France Telecom SA	7.750%	3/1/11	400,000		423,616
Intelsat Bermuda Ltd.	11.250%	6/15/16	30,000		30,375
Koninklijke (Royal) KPN NV	8.000%	10/1/10	490,000		518,439
Telecom Italia Capital SpA	5.250%	10/1/15	420,000		384,366
Telecom Italia Capital SpA	6.999%	6/4/18	110,000		110,937
Telefonica Emisiones S.A.U.	3.114%	2/4/13	680,000		645,378	B
VIP Finance Ireland Ltd	8.375%	4/30/13	260,000		256,315	C

					3,233,094

Energy Equipment and Services — 0.2%
Transocean Inc.	5.250%	3/15/13	220,000		222,298

Foreign Government — N.M.
United Mexican States	6.750%	9/27/34	9,000		9,549

Health Care Equipment and Supplies — 0.2%
Baxter Finco BV	4.750%	10/15/10	220,000		222,500

Industrial Conglomerates — 0.5%
Tyco International Group SA	6.000%	11/15/13	460,000		443,860

Metals and Mining — 0.7%
Evraz Group SA	8.875%	4/24/13	220,000		220,264	C
Vale Overseas Ltd.	6.250%	1/23/17	370,000		358,151
Vedanta Resources PLC	8.750%	1/15/14	130,000		130,489	C

					708,904

Oil, Gas and Consumable Fuels — 0.3%
Gazprom	6.212%	11/22/16	40,000		37,372	C
Gazprom	6.510%	3/7/22	110,000		98,725	C
OPTI Canada Inc.	8.250%	12/15/14	100,000		99,500

					235,597

Wireless Telecommunication Services — 0.1%
America Movil SA de CV	5.625%	11/15/17	100,000		96,309

Total Yankee Bonds (Cost — $11,703,558)					10,750,821

Foreign Government Obligations — 0.2%
Bundesrepublik Deutschland	4.250%	1/4/14	160,000	EUR	247,208

Total Foreign Government Obligations (Cost — $249,432)					247,208

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Preferred Stocks — 0.5%

Fannie Mae	8.250%		8,850	shs	$203,108

Freddie Mac	8.375%		12,075		293,422

Total Preferred Stocks (Cost — $523,125)					496,530

Total Long-Term Securities (Cost — $84,199,221)					79,538,490

Short-Term Securities — 26.1%
U.S. Government and Agency Obligations — 0.9%
Fannie Mae	0.000%	12/15/08	$791,000		781,790	L,M
Fannie Mae	0.000%	12/26/08	50,000		49,379	L,M
Freddie Mac	0.000%	12/15/08	60,000		59,301	L,M

					890,470

Options PurchasedN — 0.1%
Eurodollar Futures Call, September 2008, Strike Price $97.25			1	O	188
JP Morgan Swaption Put, September 2008, Strike Price $1.10			3,100,000	O	57,040
U.S. Treasury Note Futures Put, August 2008, Strike Price $109.00			1	O	450

					57,678

Repurchase Agreement — 25.1%
Goldman Sachs & Company 2.33% dated 6/30/08, to be repurchased at $24,580,591 on 7/1/08 (Collateral: $25,105,000 Fannie Mae note, 3.50%, due 4/28/11, value $25,073,619)			24,579,000		24,579,000

Total Short-Term Securities (Cost — $25,509,544)					25,527,148

Total Investments — 107.2% (Cost — $109,708,765)P					105,065,638
Other Assets Less Liabilities — (7.2)%					(7,052,861)

Net Assets — 100.0%					$98,012,777

Net Asset Value Per Share:
Institutional Class					$9.25

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedN
Euribor Futures	September 2008	10	$(63,103)
Euribor Futures	December 2008	37	(134,198)
Eurodollar Futures	September 2008	31	(3,455)
Eurodollar Futures	December 2008	15	(8,050)
Eurodollar Futures	March 2009	101	(71,418)
Eurodollar Futures	June 2009	3	2,710
Eurodollar Futures	September 2009	3	1,810
German Federal Republic Bond Futures	September 2008	38	(63,725)
LIBOR Futures	September 2008	15	(52,658)
LIBOR Futures	March 2009	27	1,808
Sterling Futures	December 2008	29	(113,868)
U.S. Treasury Note Futures	September 2008	102	72,975
U.S. Treasury Note Futures	September 2008	108	(46,227)
U.S. Treasury Note Futures	September 2008	24	(558)

			$(477,957)

Options WrittenN
JP Morgan Swaption Put, Strike Price $1.55	September 2008	6,100,000	$(22,418)
Options Written — Continued

			$(22,418)

Western Asset Intermediate Plus Bond Portfolio

	Settlement Date	Contract to				Unrealized Gain/(Loss)
Broker		Receive		Deliver
CREDIT SUISSE LONDON BRANCH (GFX)	8/5/08	AUD	289,277	USD	269,505	6,439
CREDIT SUISSE LONDON BRANCH (GFX)	8/5/08	EUR	660,000	USD	1,024,980	12,979
CREDIT SUISSE LONDON BRANCH (GFX)	8/5/08	JPY	104,501,670	USD	1,014,579	(26,670)
CITIBANK N.A.	8/5/08	USD	2,120,269	EUR	1,344,319	6,105
CREDIT SUISSE LONDON BRANCH (GFX)	8/5/08	USD	351,222	EUR	221,137	3,446
CREDIT SUISSE LONDON BRANCH (GFX)	8/5/08	USD	645,701	GBP	328,000	(6,076)
CREDIT SUISSE LONDON BRANCH (GFX)	8/5/08	USD	1,037,348	JPY	106,380,000	31,682
UBS AG LONDON	8/5/08	USD	253,006	AUD	271,728	(6,198)

						$21,707

N.M. Not Meaningful.

A	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
B	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2008.
C	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 13.37% of net assets.
D	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
E	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
F	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
G	Bond is in default as of June 30, 2008.
H	The coupon rates shown on variable rate securities are the rates at June 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
I	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
J	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
L	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
M	All or a portion of this security is collateral to cover futures and options contracts written.
N	Options and futures are described in more detail in the notes to financial statements.
O	Par represents actual number of contracts.
P	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$709,632
Gross unrealized depreciation	(5,352,759)

Net unrealized depreciation	$(4,643,127)

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

EUR — Euro

GBP — British Pound

Quarterly Report to Shareholders	1

Portfolio of Investments

Western Asset Limited Duration Bond Portfolio

June 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 95.8%
Corporate Bonds and Notes — 21.6%
Aerospace and Defense — 0.2%
United Technologies Corp.	5.375%	12/15/17	$240,000	$239,809

Air Freight and Logistics — 0.2%
United Parcel Service Inc.	4.500%	1/15/13	200,000	200,403

Airlines — 1.1%
Continental Airlines Inc.	7.056%	9/15/09	50,000	48,625
Continental Airlines Inc.	6.900%	1/2/18	309,460	285,476
Continental Airlines Inc.	6.545%	8/2/20	277,264	253,696
Continental Airlines Inc.	6.703%	6/15/21	215,641	187,877
Northwest Airlines Inc.	3.445%	5/20/14	465,041	404,619	A

				1,180,293

Capital Markets — 2.8%
Goldman Sachs Capital II	5.793%	12/29/49	1,440,000	1,001,318	B
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	570,000	371,925	B
Lehman Brothers Holdings Inc.	6.500%	7/19/17	200,000	185,024
Merrill Lynch and Co. Inc.	6.050%	8/15/12	400,000	391,486
Merrill Lynch and Co. Inc.	6.150%	4/25/13	450,000	436,141
Morgan Stanley	6.600%	4/1/12	200,000	203,344
The Bear Stearns Cos. Inc.	6.400%	10/2/17	230,000	227,284
The Goldman Sachs Group Inc.	6.600%	1/15/12	210,000	215,939

				3,032,461

Chemicals — 0.1%
The Dow Chemical Co.	5.700%	5/15/18	60,000	58,104

Commercial Banks — 1.6%
HSBC Bank PLC	5.648%	7/20/12	500,000	422,874	A,C
HSBC Bank PLC	8.195%	8/20/12	40,000	36,924	A
SunTrust Capital VIII	6.100%	12/15/36	60,000	47,651	B
Wachovia Capital Trust III	5.800%	3/15/42	1,270,000	863,600	B
Wells Fargo Capital X	5.950%	12/15/36	150,000	136,073	B
Wells Fargo Capital XIII	7.700%	12/29/49	290,000	288,274	B

				1,795,396

Consumer Finance — 1.9%
American Express Co.	6.800%	9/1/66	300,000	277,363	B
GMAC LLC	3.951%	9/23/08	1,190,000	1,171,923	A
Nelnet Inc.	7.400%	9/29/36	280,000	183,063	B
SLM Corp.	8.450%	6/15/18	420,000	402,921

				2,035,270

Diversified Financial Services — 4.6%
AGFC Capital Trust I	6.000%	1/15/67	630,000	499,923	B,C
Bank of America Corp.	8.000%	12/29/49	300,000	281,061	B
Capmark Financial Group Inc.	5.875%	5/10/12	300,000	211,624	D
Citigroup Inc.	5.000%	9/15/14	500,000	463,082
General Electric Capital Corp.	5.000%	12/1/10	270,000	276,980

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
General Electric Capital Corp.	6.375%	11/15/67	$450,000	$425,614	B
IBM International Group Capital LLC	5.050%	10/22/12	540,000	551,465
JPMorgan Chase Bank NA	5.566%	2/11/11	805,000	820,587	A
Kaupthing Bank Hf	7.625%	2/28/15	700,000	632,310	C,E
Liberty Media LLC	7.875%	7/15/09	300,000	302,920
TNK-BP Finance SA	7.500%	3/13/13	110,000	108,350	C
ZFS Finance USA Trust III	3.926%	12/15/65	540,000	472,862	B,C

				5,046,778

Diversified Telecommunication Services — 0.1%
Qwest Corp.	8.875%	3/15/12	130,000	132,600

Electric Utilities — 0.5%
FirstEnergy Corp.	6.450%	11/15/11	110,000	112,871
Ohio Edison Co. Credit Linked Certificate Trust	5.647%	6/15/09	20,000	20,062	C,D
Pacific Gas and Electric Co.	4.800%	3/1/14	400,000	389,767

				522,700

Health Care Equipment and Supplies — 0.2%
Hospira Inc.	5.550%	3/30/12	200,000	196,486

Health Care Providers and Services — 0.3%
Quest Diagnostics Inc.	5.125%	11/1/10	180,000	179,795
UnitedHealth Group Inc.	4.875%	2/15/13	110,000	106,441

				286,236

IT Services — 0.6%
Electronic Data Systems Corp.	7.125%	10/15/09	690,000	711,574

Leisure Equipment and Products — N.M.
Eastman Kodak Co.	7.250%	11/15/13	10,000	9,725

Media — 1.6%
Clear Channel Communications Inc.	4.250%	5/15/09	760,000	733,400
Comcast Cable Communications Inc.	6.875%	6/15/09	300,000	308,095
Comcast Cable Communications Inc.	6.750%	1/30/11	200,000	207,195
The Walt Disney Co.	4.700%	12/1/12	160,000	161,007
Time Warner Inc.	5.500%	11/15/11	400,000	394,120

				1,803,817

Multi-Utilities — 0.4%
Dominion Resources Inc.	4.750%	12/15/10	400,000	402,562

Multiline Retail — 0.2%
Federated Retail Holdings Inc.	5.350%	3/15/12	150,000	139,381
May Department Stores Co.	5.750%	7/15/14	50,000	45,146

				184,527

Office Electronics — 0.1%
Xerox Corp.	5.500%	5/15/12	170,000	168,035

Oil, Gas and Consumable Fuels — 1.8%
Devon Financing Corp. ULC	6.875%	9/30/11	260,000	275,953
El Paso Natural Gas Co.	5.950%	4/15/17	370,000	357,026
Hess Corp.	6.650%	8/15/11	420,000	440,519

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
Kinder Morgan Energy Partners LP	6.750%	3/15/11	$310,000	$319,541
Pemex Project Funding Master Trust	6.125%	8/15/08	6,000	6,024
Pemex Project Funding Master Trust	4.076%	6/15/10	59,000	59,384	A,C
Pemex Project Funding Master Trust	3.281%	12/3/12	220,000	215,600	A,C
XTO Energy Inc.	5.650%	4/1/16	290,000	287,484

				1,961,531

Real Estate Investment Trusts — 0.6%
iStar Financial Inc.	3.116%	9/15/09	300,000	275,233	A
iStar Financial Inc.	5.650%	9/15/11	500,000	427,500

				702,733

Thrifts and Mortgage Finance — 2.0%
Countrywide Financial Corp.	3.022%	3/24/09	570,000	547,384	A
Countrywide Financial Corp.	5.800%	6/7/12	60,000	56,749
Residential Capital LLC	5.978%	11/21/08	700,000	612,500	A
Residential Capital LLC	5.816%	4/17/09	510,000	367,200	A
Residential Capital LLC	8.000%	2/22/11	1,000,000	390,000	D
Washington Mutual Bank	2.926%	6/16/10	250,000	219,494	A

				2,193,327

Tobacco — 0.3%
Philip Morris International Inc.	4.875%	5/16/13	300,000	294,698

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC	5.350%	2/27/12	400,000	401,468

Total Corporate Bonds and Notes (Cost — $25,945,834)				23,560,533

Asset-Backed Securities — 14.2%
Fixed Rate Securities — 1.8%
Countryplace Manufactured Housing Contract Trust 2007-1 A1	5.484%	7/15/37	180,811	180,563	C
Countryplace Manufactured Housing Contract Trust 2007-1 A2	5.232%	7/15/37	500,000	477,960	C
Drive Auto Receivables Trust 2006-1 A4	5.540%	12/16/13	600,000	607,098	C
GMAC Mortgage Corp. Loan Trust 2005-HE2 A3	4.622%	11/25/35	253,665	233,541
Prestige Auto Receivables Trust 2005-1A	4.370%	6/16/12	91,440	90,839	C
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	35,880	34,112
Wells Fargo Financial Auto Owner Trust 2005-A A4	4.280%	5/15/12	373,169	371,248

				1,995,361

Indexed SecuritiesA — 12.4%
AESOP Funding II LLC 2004-2A	2.702%	4/20/10	500,000	447,329	C
Ameriquest Mortgage Securities Inc. 2005-R11 A2D	2.813%	1/25/36	240,000	226,606
Asset Backed Funding Certificates 2004-OPT2 M1	3.033%	8/25/33	180,000	150,440
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE5 A1	2.643%	6/25/35	223,982	221,990
Bayview Financial Acquisition Trust 2004-C	3.013%	5/28/44	84,574	75,900
Bayview Financial Acquisition Trust 2006-D 2A4	2.663%	12/28/36	613,143	502,635
Bear Stearns Asset Backed Securities Trust 2003-SD1 A	2.843%	12/25/33	361,419	272,354
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1	3.643%	8/25/37	434,939	371,786

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Bear Stearns Asset-Backed Securities Inc. 2005-AQ2	2.663%	9/25/35	$240,718	$239,047
Bear Stearns Asset-Backed Securities Inc. 2007-SD2 2A1	2.793%	9/25/46	367,293	204,463
Bear Stearns Asset-Backed Securities Trust 2006-SD2	2.593%	6/25/36	338,310	310,505
BNC Mortgage Loan Trust 2007-1 A3	2.493%	3/25/37	500,000	457,831
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	3.133%	10/25/32	14,328	13,155
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	2.793%	11/25/46	807,422	453,824	C
Countrywide Asset-Backed Certificates 2002-3	3.133%	5/25/32	7,179	6,316
Countrywide Asset-Backed Certificates 2007-13 2A1	3.293%	10/25/47	524,022	429,672
Countrywide Asset-Backed Certificates 2007-SE1 1A1	2.943%	5/25/47	913,559	755,376	C
Countrywide Asset-Backed Certificates 2007-SEA2 1A1	3.393%	8/25/47	454,750	439,927	C
Countrywide Home Equity Loan Trust 2004-J	2.761%	12/15/33	30,533	21,198
Countrywide Home Equity Loan Trust 2004-O	2.751%	2/15/34	58,326	42,204
Countrywide Home Equity Loan Trust 2007-GW A	3.021%	8/15/37	621,870	434,052
Ellington Loan Acquisition Trust 2007-1 A2A1	3.393%	5/26/37	290,013	278,412	C
FLAC Holdings LLC 2006-1 A1	2.996%	12/15/18	425,373	297,433	C
GSAA Home Equity Trust 2005-8 A2	2.613%	6/25/35	963,993	703,995
Ixis Real Estate Capital Trust 2006-HE2 A3	2.553%	8/25/36	900,000	682,480
Long Beach Mortgage Loan Trust 2006-A A1	2.483%	5/25/36	448,080	77,292
MASTR Specialized Loan Trust 2006-3 A	2.653%	6/25/46	538,889	452,935	C
Morgan Stanley Mortgage Loan Trust 2006-12XS	2.513%	10/25/36	317,335	302,254
Nelnet Student Loan Trust 2008-4 A4	4.100%	4/25/24	1,090,000	1,092,725
Origen Manufactured Housing 2006-A	2.621%	11/15/18	531,940	453,160
RAAC Series 2007-RP2 A	2.743%	2/25/46	605,868	472,577	C
RAAC Series 2007-RP2 M1	3.043%	2/25/46	600,000	251,305	C
Rental Car Finance Corp. 2004-1A	2.593%	6/25/09	—	—	C
Residential Asset Mortgage Products Inc. 2002-RS6	3.293%	11/25/32	7,647	3,710
Residential Asset Securities Corp. 2006-KS1 A4	2.693%	2/25/36	310,000	246,676
SACO I Trust 2006-3 A3	2.623%	4/25/36	778,987	301,064
Securitized Asset Backed Receivables LLC 2006-FR3 A2	2.533%	5/25/36	380,000	356,774
SLM Student Loan Trust 2007-6 A1	3.090%	4/27/15	450,374	448,206
Specialty Underwriting & Residential Finance Trust 2001-BC4 M1	2.993%	11/25/34	240,000	172,971
Superior Wholesale Inventory Financing Trust 2004-A10	2.571%	9/15/11	500,000	485,431
WaMu Asset-Backed Certificates 2007-HE1 2A3	2.543%	1/25/37	500,000	287,165

				13,443,175

Total Asset-Backed Securities (Cost — $19,170,475)				15,438,536

Mortgage-Backed Securities — 22.6%
Fixed Rate Securities — 0.6%
Countrywide Alternative Loan Trust 2004-J1	6.000%	2/25/34	36,548	33,944
Residential Asset Mortgage Products Inc. 2004-SL1	7.000%	11/25/31	131,821	134,767
Residential Asset Mortgage Products Inc. 2004-SL2	8.500%	10/25/31	24,987	24,135
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	498,383	406,182

				599,028

Indexed SecuritiesA — 16.3%
American Home Mortgage Investment Trust 2005-4 5A	5.350%	11/25/45	924,604	779,697
American Home Mortgage Investment Trust 2005-SD1	2.933%	9/25/35	425,269	326,721	C
Banc of America Mortgage Securities 2003-D	4.569%	5/25/33	151,690	147,620
Banc of America Mortgage Securities 2005-F	5.009%	7/25/35	719,588	700,433

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Bayview Commercial Asset Trust 2005-2A A2	2.743%	8/25/35	$356,414	$333,094	C
Bear Stearns Alt-A Trust 2007-1 1A1	2.553%	1/25/47	956,160	628,656
Bear Stearns ARM Trust 2004-10	4.714%	1/25/35	294,329	290,883
Bear Stearns Second Lien Trust 2007-SV1A A1	2.613%	12/25/36	354,079	234,471	C
Bear Stearns Structured Products Inc. 2007-R10 A1	2.743%	9/26/37	901,570	895,884	C
CBA Commercial Small Balance Commercial Trust 2005-1A	2.713%	7/25/35	366,661	256,663	C
Citigroup Mortgage Loan Trust Inc. 2005-5	5.467%	8/25/35	238,337	173,055
Countrywide Alternative Loan Trust 2005-38 A3	2.743%	9/25/35	285,088	214,144
Countrywide Alternative Loan Trust 2005-51 2A1	2.782%	11/20/35	291,695	222,465
Countrywide Alternative Loan Trust 2006-0A22 A1	2.553%	2/25/47	959,916	673,047
Countrywide Alternative Loan Trust 2006-OA1 2A1	2.692%	3/20/46	41,474	29,356
Countrywide Asset-Backed Certificates 2005-IM1	2.673%	11/25/35	322,207	299,585
Countrywide Home Loans 2005-R3	2.793%	9/25/35	498,322	435,562	C
Credit Suisse/Morgan Stanley Commercial Mortgage Trust 2006-HC1A	5.022%	5/15/23	594,157	562,078	C
Crusade Global Trust 2003-2	3.003%	9/18/34	44,652	43,913	F
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2	4.598%	6/25/34	302,503	299,302
CS First Boston Mortgage Securities Corp. 2004-AR6 1A1	4.417%	10/25/34	203,482	203,011
First Horizon Alternative Mortgage Securities 2004-AA4 A1	5.385%	10/25/34	227,471	203,997
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B	2.513%	12/25/46	387,997	315,355
GSMPS Mortgage Loan Trust 2005-RP3	2.743%	9/25/35	396,897	338,554	C
Harborview Mortgage Loan Trust 2006-13 A	2.663%	11/19/46	352,490	252,338
Harborview Mortgage Loan Trust 2006-7	2.683%	10/19/37	592,150	408,856
Harborview Mortgage Loan Trust 2007-7 2A1A	3.393%	11/25/47	566,290	413,391
JPMorgan Mortgage Trust 2004-A1 1A1	4.341%	10/25/33	231,692	221,510
JPMorgan Mortgage Trust 2004-A1 1A1	4.792%	2/25/34	304,902	286,723
Luminent Mortgage Trust 2006-2	2.593%	2/25/46	535,534	383,904
Luminent Mortgage Trust 2006-7 2A2	2.613%	12/25/36	1,068,410	590,554
MASTR Adjustable Rate Mortgages Trust 2004-13	3.787%	11/21/34	350,000	335,433
MASTR Adjustable Rate Mortgages Trust 2006-OA2 1A1	4.595%	12/25/46	548,566	389,217
MASTR Specialized Loan Trust 2006-2	2.653%	2/25/36	325,273	298,305	C
Medallion Trust 2003-1G	2.789%	12/21/33	48,784	43,915	F
MLCC Mortgage Investors Inc. 2003-H	6.334%	1/25/29	16,181	15,881
Sequoia Mortgage Trust 2003-2 A2	3.562%	6/20/33	25,432	23,647
Structured Adjustable Rate Mortgage Loan Trust 2005-16XS	2.733%	8/25/35	150,587	117,277
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	2.693%	10/25/35	194,521	144,872
Structured Asset Mortgage Investments Inc. 2006-AR5 2A1	2.603%	5/25/36	325,549	233,190
Structured Asset Mortgage Investments Inc. 2006-AR5 4A1	2.613%	5/25/46	518,309	373,576
Structured Asset Mortgage Investments Inc. 2006-AR6	2.583%	7/25/46	572,444	341,335
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A	2.603%	8/25/36	693,336	499,175
Thornburg Mortgage Securities Trust 2005-3	2.633%	10/25/35	579,125	577,147
Wachovia Mortgage Loan Trust LLC 2005-A	5.402%	8/20/35	174,049	162,998

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
WaMu Mortgage Pass Through Certificates 2003-AR8 A	4.030%	8/25/33	$274,369	$270,375
WaMu Mortgage Pass-Through Certificates 2003-AR10	4.056%	10/25/33	600,000	586,014
WaMu Mortgage Pass-Through Certificates 2005-AR19	2.803%	12/25/45	500,000	415,883
WaMu Mortgage Pass-Through Certificates 2006-AR11	5.028%	9/25/46	503,998	367,919
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA	4.498%	6/25/46	479,603	343,590
WaMu Mortgage Pass-Through Certificates 2007-HY7 1A1	5.649%	7/25/37	406,120	366,957
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A2	2.673%	11/25/45	443,494	335,235
Zuni Mortgage Loan Trust 2006-OA1	2.523%	8/25/36	315,614	301,159

				17,707,922

Variable Rate SecuritiesG — 5.7%
Banc of America Funding Corp. 2004-B	6.785%	12/20/34	94,431	75,385
Banc of America Funding Corp. 2005-F 2A1	5.169%	9/20/35	949,563	737,919
Bear Stearns Alt-A Trust 2004-9 3A1	5.194%	9/25/34	286,950	254,606
Chase Mortgage Finance Corp. 2007-A1 2A3	4.140%	2/25/37	436,113	433,255
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A	5.747%	8/25/47	560,665	533,302
Countrywide Alternative Loan Trust 2004-33 1A1	6.755%	12/25/34	27,892	22,979
Countrywide Alternative Loan Trust 2004-33 2A1	6.760%	12/25/34	15,092	12,123
Countrywide Home Loans 1A1-11	4.099%	7/25/34	196,144	195,274
IndyMac INDX Mortgage Loan Trust 2004-AR15	6.621%	2/25/35	209,391	187,202
JPMorgan Mortgage Trust 2006-A2 5A1	3.758%	11/25/33	211,550	208,191
MASTR Adjustable Rate Mortgages Trust 2005-1 7A1	4.818%	3/25/35	156,295	136,188
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1	4.563%	2/25/34	336,170	325,202
Nomura Asset Acceptance Corp. 2004-AR4 1A1	4.890%	12/25/34	520,455	476,790
Prime Mortgage Trust 2005-2	7.410%	10/25/32	121,679	117,670
Residential Funding Mortgage Securities I 2005-SA3	4.739%	8/25/35	339,672	316,587
Small Business Administration Series 2004-2	5.080%	9/25/18	343,744	362,613
Structured Adjustable Rate Mortgage Loan Trust 2004-2 4A1	4.260%	3/25/34	241,559	236,489
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1	5.666%	6/25/35	348,642	301,680
Structured Asset Securities Corp. 2003-22A 3A	4.694%	6/25/33	610,627	599,298
Structured Asset Securities Corp. 2004-SC1	9.515%	12/25/29	79,755	73,377	C
WaMu Mortgage Pass-Through Certificates 2007-HY3 4A1	5.348%	3/25/37	765,309	643,680

				6,249,810

Total Mortgage-Backed Securities (Cost — $29,326,423)				24,556,760

U.S. Government and Agency Obligations — 11.5%
Fixed Rate Securities — 8.5%
Fannie Mae	5.000%	9/15/08	150,000	150,834
Federal Home Loan Bank	5.000%	2/20/09	320,000	324,394
Federal Home Loan Bank	3.500%	12/10/10	770,000	771,746
Freddie Mac	5.000%	6/11/09	4,200,000	4,282,013
Freddie Mac	5.125%	8/23/10	260,000	269,923
United States Treasury Notes	5.000%	7/31/08	500,000	501,250
United States Treasury Notes	4.000%	4/15/10	1,560,000	1,599,732
United States Treasury Notes	2.625%	5/31/10	1,180,000	1,180,737

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
United States Treasury Notes	4.625%	10/31/11	$145,000	$152,193

				9,232,822

Treasury Inflation-Protected SecuritiesH — 3.0%
United States Treasury Inflation-Protected Security	1.875%	7/15/15	110,421	115,623
United States Treasury Inflation-Protected Security	2.500%	7/15/16	744,464	813,443
United States Treasury Inflation-Protected Security	2.375%	1/15/17	1,150,243	1,245,049
United States Treasury Inflation-Protected Security	2.375%	1/15/25	1,082,468	1,135,238

				3,309,353

Total U.S. Government and Agency Obligations (Cost — $12,163,369)				12,542,175

U.S. Government Agency Mortgage-Backed Securities — 16.9%
Fixed Rate Securities — 12.7%
Fannie Mae	5.000%	12/1/23 to 12/1/38	10,950,000	10,487,317	I
Fannie Mae	5.500%	12/1/23	600,000	603,437	I
Fannie Mae	6.000%	12/1/38	2,600,000	2,622,750	I
Freddie Mac	5.000%	12/1/38	100,000	95,813	I
Government National Mortgage Association	5.000%	8/15/33	63,656	61,954

				13,871,271

Indexed SecuritiesA — 4.2%
Fannie Mae	4.204%	12/1/34	115,946	117,160
Fannie Mae	4.237%	12/1/34	103,492	104,744
Fannie Mae	4.329%	1/1/35	131,930	134,012
Fannie Mae	4.854%	1/1/35	217,681	219,600
Fannie Mae	4.788%	2/1/35	507,151	510,044
Fannie Mae	4.549%	3/1/35	227,909	230,307
Fannie Mae	5.047%	3/1/35	378,575	388,441
Freddie Mac	4.345%	12/1/34	1,566	1,579
Freddie Mac	4.087%	1/1/35	37,161	37,530
Freddie Mac	4.147%	1/1/35	119	120
Freddie Mac	4.488%	1/1/35	172,640	174,415
Freddie Mac	6.212%	12/1/36	2,551,629	2,613,965

				4,531,917

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $18,336,295)				18,403,188

Yankee BondsF — 8.5%
Beverages — 0.2%
Diageo Capital PLC	5.200%	1/30/13	210,000	210,240

Capital Markets — 0.5%
Deutsche Bank AG	6.000%	9/1/17	500,000	504,850

Commercial Banks — 2.7%
Glitnir Banki Hf	3.258%	1/21/11	720,000	575,430	A,C
HSBC Bank PLC	8.195%	8/20/12	40,000	37,260	A
Kaupthing Bank Hf	5.750%	10/4/11	290,000	234,780	C
Landsbanki Islands Hf	6.100%	8/25/11	410,000	361,467	C
Landsbanki Islands Hf	7.431%	10/19/17	140,000	88,395	B,C
Resona Preferred Global Securities	7.191%	12/29/49	360,000	332,426	B,C

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	$410,000		$287,940	B,C
TuranAlem Finance BV	4.283%	1/22/09	130,000		123,500	A,C
VTB Capital SA for Vneshtorgbank	3.384%	8/1/08	639,000		632,610	A,C
VTB Capital SA for Vneshtorgbank	4.844%	11/2/09	280,000		277,386	A,C

					2,951,194

Diversified Financial Services — 0.9%
Aiful Corp.	5.000%	8/10/10	500,000		444,788	C
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	240,000		208,030	B
TNK-BP Finance SA	6.875%	7/18/11	370,000		364,450	C

					1,017,268

Diversified Telecommunication Services — 2.3%
British Telecommunications PLC	8.625%	12/15/10	400,000		429,500	D
Deutsche Telekom International Finance BV	8.000%	6/15/10	400,000		423,156
France Telecom SA	7.750%	3/1/11	400,000		423,616	D
Koninklijke (Royal) KPN NV	8.000%	10/1/10	400,000		423,215
Telefonica Emisiones S.A.U.	3.103%	6/19/09	410,000		407,695	A
Telefonica Emisiones S.A.U.	3.114%	2/4/13	400,000		379,634	A

					2,486,816

Foreign Governments — 0.2%
Russian Federation	8.250%	3/31/10	17,779		18,539	C
Russian Federation	8.250%	3/31/10	164,456		171,643	C

					190,182

Health Care Equipment and Supplies — 0.2%
Baxter Finco BV	4.750%	10/15/10	260,000		262,954

Industrial Conglomerates — 0.3%
Tyco International Group SA	6.375%	10/15/11	300,000		306,999

Metals and Mining — 0.5%
Vale Overseas Ltd.	6.250%	1/23/17	620,000		600,145

Oil, Gas and Consumable Fuels — 0.7%
Anadarko Finance Co.	6.750%	5/1/11	700,000		727,626

Total Yankee Bonds (Cost — $9,800,259)					9,258,274

Preferred Stocks — 0.5%
Fannie Mae	8.250%		8,850	shs	203,108	B
Freddie Mac	8.375%		12,125		294,637	B

Total Preferred Stocks (Cost — $524,375)					497,745

Total Long-Term Securities (Cost — $115,267,030)					104,257,211

Short-Term Securities — 16.4%
U.S. Government and Agency Obligations — 0.4%
Fannie Mae	0.000%	12/15/08	$468,000		462,551	J,K
Freddie Mac	0.000%	12/15/08	15,000		14,825	J,K

					477,376

	Rate	Maturity Date	Par/Shares		Value
Short-Term Securities — Continued
Options PurchasedL — 0.1%
Eurodollar Futures Call, September 2008, Strike Price $97.00			6	M	$3,075
JP Morgan Swaption Put, September 2008, Strike Price $1.10			3,400,000	M	62,560
U.S. Treasury Note Futures Call, August 2008, Strike Price $138.00			150	M	2,344

					67,979

Repurchase Agreement — 15.9%
Deutsche Bank
2.45%, dated 6/30/08, to be repurchased at $17,257,174 on 7/1/08 (Collateral: $17,104,000 Fannie Mae note, 6.125%, due 7/17/13 value $17,601,128)			17,256,000		17,256,000

Total Short-Term Securities (Cost — $17,779,356)					17,801,355

Total Investments — 112.2% (Cost — $133,046,386)N					122,058,566
Other Assets Less Liabilities — (12.2)%					(13,246,518)

Net Assets — 100.0%					$108,812,048

Net Asset Value Per Share:
Institutional Class					$8.81

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedL
Eurodollar Futures	March 2009	164	(108,345)
Eurodollar Futures	June 2009	120	(23,688)
Eurodollar Futures	September 2009	40	2,638
U.S. Treasury Note Futures	September 2008	354	10,509

			$(118,886)

Futures Contracts WrittenL
Eurodollar Futures	June 2011	28	(8,753)
U.S. Treasury Note Futures	September 2008	152	16,490
U.S. Treasury Note Futures	September 2008	29	996

			$8,733

Options WrittenL
Eurodollar Futures Put, Strike Price $96.63	September 2008	6	1,020
Eurodollar Futures Put, Strike Price $97.50	March 2009	12	(20,235)
JP Morgan Swaption Put, Strike Price $1.55	September 2008	6,700,000	(24,623)
U.S. Treasury Note Futures Call, Strike Price $114.00	August 2008	14	2,227
U.S. Treasury Note Futures Put, Strike Price $107.50	August 2008	4	1,792
U.S. Treasury Note Futures Put, Strike Price $108.00	August 2008	18	2,926

			$(36,893)

N.M. Not Meaningful.

A	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2008.
B	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
C	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 14.07% of net assets.
D	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
E	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
F	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
G	The coupon rates shown on variable rate securities are the rates at June 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
H	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

I	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K	All or a portion of this security is collateral to cover futures and options contracts written.
L	Options and futures are described in more detail in the notes to financial statements.
M	Par represents actual number of contracts.
N	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$745,170
Gross unrealized depreciation	(11,732,990)

Net unrealized appreciation	$10,987,820

Quarterly Report to Shareholders	1

Portfolio of Investments

Western Asset Non-U.S. Opportunity Bond Portfolio

June 30, 2008 (Unaudited)

	Rate	Maturity Date	Par†		Value
Long-Term Securities — 80.7%
Corporate Bonds and Notes — 25.4%
Capital Markets — 1.7%
Lehman Brothers Holdings Inc.	4.625%	3/14/19	$1,300,000	EUR	$1,505,092	A
Merrill Lynch and Co. Inc.	6.750%	5/21/13	750,000	EUR	1,112,324
The Goldman Sachs Group Inc.	6.375%	5/2/18	573,000	EUR	875,264

					3,492,680

Commercial Banks — 8.9%
Alliance and Leicester PLC	5.000%	10/4/10	1,200,000	EUR	1,751,466
Banco Popolare di Verona e Novara Scrl	6.156%	6/29/49	1,000,000	EUR	1,229,488	A
Bayerische Landesbank	5.750%	10/23/17	250,000	EUR	361,044
Deutsche Postbank IV	5.983%	6/29/49	1,150,000	EUR	1,528,105	A
Dexia Municipal Agency	1.550%	10/31/13	282,000,000	JPY	2,656,134
ESFG International Ltd.	5.753%	6/29/49	750,000	EUR	949,779	A
European Investment Bank	4.250%	12/7/10	2,280,000	GBP	4,386,558
European Investment Bank	1.900%	1/26/26	236,000,000	JPY	2,118,520	B
HSH Nordbank Luxembourg	7.408%	6/29/49	1,100,000	EUR	1,340,703	A
HT1 Funding GmbH	6.352%	7/29/49	287,000	EUR	348,703	A
Intesa Sanpaolo SpA	6.625%	5/8/18	500,000	EUR	752,243
Intesa Sanpaolo SpA	5.750%	5/28/18	600,000	EUR	912,018	A
Shinsei Bank Ltd.	3.750%	2/23/16	100,000	EUR	137,396	A,B
Swedbank AB	5.570%	9/27/17	100,000	EUR	149,147	A

					18,621,304

Diversified Financial Services — 11.1%
Banca Italease SpA	4.567%	3/2/09	50,000	EUR	76,197	C
Banca Italease SpA	4.826%	10/15/09	50,000	EUR	74,011	C
Banca Italease SpA	4.574%	2/2/10	250,000	EUR	364,565	C
Banca Italease SpA	4.623%	11/23/10	200,000	EUR	281,380	C
Banca Italease SpA	4.659%	2/8/12	50,000	EUR	68,566	C
Banca Italease SpA	4.855%	3/14/12	50,000	EUR	68,932	C
Caisse Refinancement de l’Habitat	4.200%	4/25/11	2,000,000	EUR	3,069,337
Eksportfinans ASA	1.600%	3/20/14	365,000,000	JPY	3,470,040
Eurohypo Capital Funding Trust 1	6.445%	5/29/49	61,000	EUR	86,029	A
European Investment Bank	1.400%	6/20/17	442,000,000	JPY	4,092,346
Irish Nationwide Building Society	5.875%	12/15/08	200,000	GBP	390,605
Kreditanstalt fuer Wiederaufbau	2.050%	2/16/26	188,000,000	JPY	1,670,991
Kreditanstalt fuer Wiederaufbau	2.600%	6/20/37	42,000,000	JPY	406,215
Landesbank Hessen-Thueringen Girozentrale	5.375%	3/7/12	200,000	GBP	389,603
Network Rail MTN Finance PLC	4.875%	3/6/09	3,000,000	GBP	5,933,970
Nykredit Realkredit A/S	6.000%	10/1/41	8,040,000	DKK	1,614,540
Resona Bank Ltd.	4.125%	9/29/49	200,000	EUR	260,241	A,B
SNS Reaal	6.258%	7/17/17	650,000	EUR	794,169	A

					23,111,737

Diversified Telecommunication Services — 0.7%
British Telecommunications PLC	5.250%	1/22/13	230,000	EUR	346,461
British Telecommunications PLC	5.250%	6/23/14	274,000	EUR	405,311
Deutsche Telekom International Finance BV	6.625%	7/11/11	108,000	EUR	173,598

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Telecommunication Services — Continued
Koninklijke (Royal) KPN N.V.	5.000%	11/13/12	$250,000	EUR	$374,126
Telecom Italia SpA	5.250%	3/17/55	200,000	EUR	216,985

					1,516,481

Insurance — 1.7%
American International Group Inc.	8.000%	5/22/38	150,000	EUR	220,246	A,B
Aviva PLC	5.250%	10/2/23	630,000	EUR	904,579	A
AXA SA	6.211%	10/29/49	200,000	EUR	273,414	A
Groupama	6.298%	10/29/49	550,000	EUR	710,270	A
Mapfre SA	5.921%	7/24/37	400,000	EUR	532,306	A
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	5.767%	6/29/49	700,000	EUR	942,434	A

					3,583,249

Oil, Gas and Consumable Fuels — 0.2%
BP Capital Markets PLC	5.750%	2/26/10	250,000	GBP	494,424

Pharmaceuticals — 0.3%
AstraZeneca PLC	5.125%	1/15/15	439,000	EUR	673,412

Thrifts and Mortgage Finance — 0.2%
Hypo Real Estate International Trust I	5.864%	6/14/17	350,000	EUR	327,777	A

Tobacco — 0.4%
BAT International Finance PLC	5.375%	6/29/17	500,000	EUR	725,262

Water Utilities — 0.2%
Anglian Water Services Ltd	6.250%	6/27/16	230,000	EUR	363,721

Total Corporate Bonds and Notes (Cost — $50,301,578)					52,910,047

U.S. Government and Agency Obligations — 0.7%
Fixed Rate Securities — 0.7%
Freddie Mac	5.750%	9/15/10	900,000	EUR	1,427,818

Total U.S. Government and Agency Obligations (Cost — $861,827)					1,427,818

Foreign Government Obligations — 54.6%
Bundesrepublik Deutschland	3.750%	7/4/13	6,260,000	EUR	9,474,247
Canadian Real Return Bond	4.500%	6/1/15	4,348,000	CAD	4,506,311	D
Canadian Real Return Bond	4.000%	12/1/31	198,672	CAD	292,821	D
Development Bank of Japan	1.750%	3/17/17	440,000,000	JPY	4,230,978
Federal Republic of Germany	3.500%	4/8/11	2,000	EUR	3,060
Federal Republic of Germany	3.750%	1/4/15	2,067,000	EUR	3,093,275
Federal Republic of Germany	4.750%	7/4/34	810,000	EUR	1,240,910
France Government Bond OAT	4.000%	4/25/55	11,750,000	EUR	15,302,350
Government of Canada	4.000%	6/1/16	5,820,000	CAD	5,844,002
Government of Poland	5.000%	10/24/13	1,400,000	PLN	608,754
Government of Poland	6.250%	10/24/15	7,204,000	PLN	3,297,150
Government of Poland	5.750%	9/23/22	8,800,000	PLN	3,810,458
Hungary Government Bond	6.000%	10/24/12	75,430,000	HUF	447,092
Japan Development Bank	2.300%	3/19/26	560,000,000	JPY	5,420,010
Kingdom of Denmark	5.000%	11/15/13	17,460,000	DKK	3,695,208
Kingdom of Norway	6.500%	5/15/13	5,640,000	NOK	1,162,610
Kingdom of Norway	4.250%	5/19/17	6,630,000	NOK	1,225,811

	Rate	Maturity Date	Par†			Value
Long-Term Securities — Continued
Foreign Government Obligations — Continued
Kingdom of Spain	5.750%	7/30/32	$1,970,000		EUR	$3,348,614
Kingdom of the Netherlands	4.500%	7/15/17	2,008,000		EUR	3,094,833
Kingdom of the Netherlands	5.500%	1/15/28	1,270,000		EUR	2,117,410
Queensland Treasury Corp.	6.000%	6/14/11	16,640,000		AUD	15,430,414	D
Republic of France	5.000%	10/25/16	1,499,000		EUR	2,395,763	D
Republic of France	4.750%	4/25/35	2,220,000		EUR	3,363,060	D
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	960,000		GBP	2,405,801
United Kingdom Treasury Stock	5.000%	3/7/12	9,090,000		GBP	18,000,345

Total Foreign Government Obligations (Cost — $103,444,111)						113,811,287

Total Long-Term Securities (Cost — $154,607,516)						168,149,152

Short-Term Securities — 12.6%
Options PurchasedE — N.M.
Euribor Call, September 2008, Strike Price $96.00			75	F		3

Repurchase Agreement — 12.6%
Lehman Brothers Inc. 2.1%, dated 6/30/08, to be repurchased at $6,161,359 on 7/1/08 (Collateral: $6,180,000 Fannie Mae bond 5.800%, due 2/9/26, value $6,284,195)			26,192,000			26,192,000

Total Short-Term Securities (Cost — $26,251,554)						26,192,003

Total Investments — 93.3% (Cost — $180,859,070)G						194,341,155
Other Assets Less Liabilities — 6.7%						13,998,623

Net Assets — 100.0%						$208,339,778

Net Asset Value Per Share:
Institutional Class						$9.74

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedE
Australian Treasury Bond Futures	September 2008	64	$79,207
U.S. Treasury Note Futures	September 2008	115	74,952
United Kingdom Treasury Bond Futures	September 2008	15	(59,518)

			$94,641

Futures Contracts WrittenE
German Federal Republic Bond Futures	September 2008	115	$175,407
German Federal Republic Bond Futures	September 2008	116	248,258

			$423,665

	Settlement Date	Contract to				Unrealized Gain/(Loss)
Broker		Receive		Deliver
Citibank NA	8/5/08	AUD	$400,000	USD	$372,812	$8,752
Morgan Stanley London FX	8/5/08	AUD	2,250,000	USD	2,098,238	48,059
UBS AG London	8/5/08	AUD	2,000,000	USD	1,862,200	45,619
UBS AG London	8/5/08	DKK	12,386,174	USD	2,635,468	(23,912)
Morgan Stanley London FX	8/5/08	EUR	594,470	USD	944,940	(10,037)
Citibank NA	8/5/08	GBP	1,761,887	USD	3,459,783	41,306
Deutsche Bank AG London	8/5/08	JPY	412,560,000	USD	4,029,260	(129,115)
Morgan Stanley London FX	8/5/08	JPY	41,140,000	USD	401,993	(13,075)

Deutsche Bank AG London	8/5/08	NOK	23,900,000	USD	4,773,127	(91,584)
UBS AG London	8/5/08	NOK	2,237,866	USD	445,719	(7,365)
Credit Suisse First Boston	8/5/08	SEK	12,241,600	USD	2,078,017	(47,830)
Morgan Stanley London FX	8/5/08	USD	2,257,833	AUD	2,390,000	(22,011)
Pershing LLC 1st Republic PB CNS	8/5/08	USD	17,884,678	AUD	19,236,008	(464,735)
Credit Suisse First Boston	8/5/08	USD	5,705,606	CAD	5,756,957	55,724
JPMorgan Chase Bank	8/5/08	USD	2,670,674	CAD	2,693,001	27,761
Pershing LLC 1st Republic PB CNS	8/5/08	USD	1,379,191	CAD	1,391,052	14,011
Citibank NA	8/5/08	USD	1,927,091	DKK	9,055,016	17,891
JPMorgan Chase Bank	8/5/08	USD	4,402,872	DKK	20,691,295	40,227
UBS AG London	8/5/08	USD	1,656,871	DKK	7,950,000	(19,342)
Citibank NA	8/5/08	USD	30,954,390	EUR	19,569,933	177,426
Credit Suisse First Boston	8/5/08	USD	11,329,098	EUR	7,300,000	(151,362)
Deutsche Bank AG London	8/5/08	USD	4,240,718	EUR	2,667,857	45,071
Goldman Sachs International	8/5/08	USD	5,100,645	EUR	3,300,000	(89,152)
JPMorgan Chase Bank	8/5/08	USD	17,602,940	EUR	11,131,238	97,222
Morgan Stanley London FX	8/5/08	USD	1,545,265	EUR	1,000,000	(27,401)
Pershing LLC 1st Republic PB CNS	8/5/08	USD	3,182,540	EUR	2,040,000	(25,698)
UBS AG London	8/5/08	USD	19,685,871	EUR	12,432,658	133,455
Credit Suisse First Boston	8/5/08	USD	8,745,186	GBP	4,442,337	(82,290)
Deutsche Bank AG London	8/5/08	USD	24,462,425	GBP	12,433,000	(243,487)
JPMorgan Chase Bank	8/5/08	USD	4,323,550	GBP	2,200,000	(48,123)
Pershing LLC 1st Republic PB CNS	8/5/08	USD	493,425	GBP	250,000	(3,356)
UBS AG London	8/5/08	USD	2,175,175	GBP	1,104,419	(19,442)
Citibank NA	8/5/08	USD	16,759,559	JPY	1,721,450,647	485,785
Pershing LLC 1st Republic PB CNS	8/5/08	USD	8,584,890	JPY	884,630,000	222,020
Citibank NA	8/5/08	USD	2,100,587	NOK	10,538,854	36,231
Deutsche Bank AG London	8/5/08	USD	7,992,654	NOK	40,059,981	145,687
Citibank NA	8/5/08	USD	8,129,880	PLN	17,662,977	(131,968)
UBS AG London	8/5/08	USD	2,077,222	SEK	12,250,000	45,641

						$36,603

N.M.	Not Meaningful.
A	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
B	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.31% of net assets.
C	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2008.
D	Inflation-Protected Security - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
E	Options and futures are described in more detail in the notes to financial statements.
F	Par represents actual number of contracts.
G	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,806,395
Gross unrealized depreciation	(1,324,310)

Net unrealized appreciation	$13,482,085

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

JPY — Japanese Yen

NOK — Norwegian Krone

PLN — Polish Zloty

USD — United States Dollar

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event or a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap and in certain instances, take delivery of the securities. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. If a fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Commodity swaps are agreements to exchange cash flows at specified intervals to gain investment exposure to the relevant spread of commodity reference prices. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively.

Swaps are marked-to-market daily and changes in value arc recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement, Periodic payments and premiums received or made by a Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively, Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As of June 30, 2008, the one-and three-month London Interbank Offered Rates were 2.46% and 2.78%, respectively. The Lehman Brothers US ABS AAA Floating Home Equities Index was 2.72%. The 28 day Mexican Interbank Deposit Rate was 8.19%.

The following is a summary of open swap contracts outstanding as of June 30, 2008.

Western Asset Absolute Return Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Banc of America Securities LLC (Heinz Corp., 6.428%, due 12/01/08)	December 20, 2008	0.165% Quarterly	Specified amount upon credit event notice	$100,000	$49
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	March 20, 2013	1.05% Monthly	Specified amount upon credit event notice	110,000	16,851
Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice	60,000	888
Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	800,000	(63,437)
Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	10,000,000	(713,329)
Barclays Capital Inc. (Countrywide Home Loans, Inc., 4%, due 3/22/011)	September 20, 2008	Specified amount upon credit event notice	4.8% Quarterly	3,500,000	10,918
Barclays Capital Inc. (General Motors Corp. 7.125%, due 7/15/13)	March 20, 2012	Specified amount upon credit event notice	3.45% Quarterly	1,600,000	(521,155)
Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice	60,000	4,164
Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	120,000	49,147
Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	80,000	32,765
Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	150,000	(64,420)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.05% Quarterly	100,000	(43,027)
Barclays Capital Inc. (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.35% Quarterly	(2,350,000)	(194,963)
Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2012	Specified amount upon credit event notice	3.15% Quarterly	3,000,000	(11,867)
Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2012	Specified amount upon credit event notice	3.65% Quarterly	3,000,000	42,481
Barclays Capital Inc. (TXU Corp., 5.55%, due 11/15/14)	September 20, 2012	Specified amount upon credit event notice	2.97% Quarterly	2,000,000	(200,515)
Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice	100,000	568
Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	Specified amount upon credit event notice	50,000	(193)
Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	Specified amount upon credit event notice	50,000	3,995
Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	50,000	1,172
Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	700,000	(182,639)
Lehman Brothers Holdings Inc. (Sara Lee Corp., 6.125%, due 11/01/32)	September 20, 2011	0.44% Quarterly	Specified amount upon credit event notice	150,000	(216)
Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)	March 20, 2012	0.46% Quarterly	Specified amount upon credit event notice	40,000	3,128

					$(1,829,635)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps
Banc of America Securities LLC	December 1, 2008	5.03% Semi-Annually	3-month LIBOR	100,000	(893)
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	100,000	(3,760)
Barclays Capital Inc.	April 11, 2010	6-month EURIBOR	4.28% Annually	12,400,000	(337,132)
Barclays Capital Inc.	April 14, 2010	6-month EURIBOR	4.254% Annually	9,400,000	(262,366)
Barclays Capital Inc.	May 12, 2010	6-month EURIBOR	4.441% Annually	1,700,000	(40,760)
Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	2,641,000	25,708
Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	60,000	(2,067)
Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	60,000	(3,133)
Barclays Capital Inc.	April 11, 2018	4.466% Annually	6-month EURIBOR	2,600,000	180,033
Barclays Capital Inc.	April 14, 2018	4.44% Annually	6-month EURIBOR	2,000,000	144,818
Bear Stearns, Inc.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	100,000	(3,186)
Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	50,000	(1,752)
Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	50,000	(1,716)
Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	50,000	(2,068)
Lehman Brothers Holdings Inc.	September 15, 2011	5.193% Semi-Annually	3-month LIBOR	150,000	(5,550)
RBS Greenwich	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	40,000	(1,293)

					$(315,117)

Total Unrealized Appreciation/(Depreciation)					$(2,144,752)

Western Asset Core Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Banc of America Securities LLC (Heinz Corp., 6.428%, due 12/01/08)	December 20, 2008	0.165% Quarterly	Specified amount upon credit event notice	$6,650,000	$3,250
Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)	December 20, 2013	0.635% Quarterly	Specified amount upon credit event notice	2,740,000	89,036
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )	December 20, 2015	0.73% Monthly	Specified amount upon credit event notice	4,400,000	461,006
Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	December 20, 2016	1.04% Quarterly	Specified amount upon credit event notice	4,120,000	352,720
Banc of America Securities LLC (MBIA Global Funding LLC, 5.37563%, due 10/6/10)	September 20, 2008	Specified amount upon credit event notice	1.4% Quarterly	9,810,000	(678,696)
Banc of America Securities LLC (MBIA Global Funding LLC, 5.37563%, due 10/6/10)	September 20, 2008	Specified amount upon credit event notice	1.5% Quarterly	6,440,000	(444,115)
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	March 20, 2013	1.05% Monthly	Specified amount upon credit event notice	5,010,000	767,500

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	December 20, 2015	1.13% Quarterly	Specified amount upon credit event notice	2,750,000	58,169
Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)	September 20, 2012	0.5% Quarterly	Specified amount upon credit event notice	3,520,000	24,568
Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice	3,530,000	52,250
Barclays Capital Inc. (CDX IG 9)	December 20, 2017	Specified amount upon credit event notice	0.8% Quarterly	49,070,000	7,592
Barclays Capital Inc. (CDX IG 9)	December 20, 2017	Specified amount upon credit event notice	0.8% Quarterly	43,670,000	254,324
Barclays Capital Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	10,000,000	337,888
Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	13,900,000	(1,102,219)
Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	16,600,000	(1,097,450)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	14,900,000	(527,429)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	35,000,000	(1,199,544)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	35,000,000	(1,210,044)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	3% Quarterly	73,100,000	(1,979,013)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	27,500,000	(507,064)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	22,500,000	(389,768)
Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice	3,550,000	246,378
Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	1,650,000	675,774
Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	1,100,000	450,516
Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	1,970,000	(846,050)
Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.05% Quarterly	1,310,000	(563,648)
Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)	December 20, 2011	0.32% Quarterly	Specified amount upon credit event notice	5,600,000	397,988
Bear Stearns, Inc. (ABX. HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	5,000,000	(2,562,041)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (ABX-HE-A 06-2)	May 25, 2046	Specified amount upon credit event notice	0.44% Quarterly	25,000,000	(22,542,398)
Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)	September 20, 2014	0.28% Quarterly	Specified amount upon credit event notice	4,270,000	25,342
Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	4,430,000	(501,540)
Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	42,200,000	(1,521,583)
Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	9,030,000	(315,004)
Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	22,000,000	(1,786,654)
Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13 )	June 20, 2010	Specified amount upon credit event notice	4.83% Quarterly	12,500,000	(1,508,851)
Bear Stearns, Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.65% Quarterly	Specified amount upon credit event notice	4,040,000	1,650,833
Bear Stearns, Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	4,620,000	(1,984,138)
Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice	2,500,000	14,205
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	April 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784,000	412,374
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	April 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784,000	483,003
Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	104,840,924	509,846
Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	15,891,046	155,851

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	124,420,961	2,525,797
Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	11,800,000	(6,128,739)
Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	3,200,000	(1,596,015)
Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	1,300,000	(653,111)
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	784,000	720,890
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice	515,779	489,720
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice	581,482	546,294
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Quarterly	Specified amount upon credit event notice	784,000	744,179
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Quarterly	Specified amount upon credit event notice	784,000	758,238
Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	Specified amount upon credit event notice	3,050,000	(11,791)
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice	308,502	259,314

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice	318,615	259,327
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice	371,871	348,815
Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)	September 20, 2012	Specified amount upon credit event notice	0.27% Quarterly	1,000,000	(8,506)
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	Specified amount upon credit event notice	1.4% Quarterly	6,500,000	(99,219)
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice	285,027	186,755
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice	285,008	229,858
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	310,788	270,096
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice	313,642	287,535
Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)	September 20, 2010	0.17% Quarterly	Specified amount upon credit event notice	1,380,000	22,842
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784,000	242,358
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice	607,198	247,171

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)	December 20, 2012	0.6% Quarterly	Specified amount upon credit event notice	5,870,000	466,813
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice	280,145	172,844
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	784,000	237,616
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice	563,085	237,531
Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)	September 20, 2010	0.46% Quarterly	Specified amount upon credit event notice	3,070,000	6,045
Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	Specified amount upon credit event notice	3,320,000	265,282
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice	784,000	243,329
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice	784,000	431,395
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784,000	175,459
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice	360,566	181,610

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784,000	175,912
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784,000	248,846
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784,000	229,785
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	248,671	225,389
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice	290,482	272,591
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice	369,407	293,649
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	784,000	303,454
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	784,000	331,267
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784,000	523,448
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784,000	657,384

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice	784,000	708,656
Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice	755,964	694,433
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice	646,711	606,532
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice	392,721	377,338
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784,000	743,658
Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)	March 20, 2011	0.79% Quarterly	Specified amount upon credit event notice	2,100,000	146,340
Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)	March 20, 2017	0.69% Quarterly	Specified amount upon credit event notice	2,420,000	208,854
Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	3,050,000	71,480
Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)	March 20, 2014	0.49% Quarterly	Specified amount upon credit event notice	3,290,000	44,605
Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	7,600,000	(1,982,935)
Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	7,700,000	(1,971,289)
Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	21,587,836	118,361

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	10,993,805	107,822
Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)	June 20, 2016	0.58% Quarterly	Specified amount upon credit event notice	5,620,000	170,730
Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)	March 20, 2017	0.89% Quarterly	Specified amount upon credit event notice	4,120,000	262,010
Deutsche Bank AG (Countrywide Home Loan Inc., 4%, due 3/22/11)	March 20, 2017	Specified amount upon credit event notice	0.94% Quarterly	9,600,000	(556,246)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	Specified amount upon credit event notice	1.25% Quarterly	1,100,000	(19,512)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,300,000	(156,778)
Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)	December 20, 2009	Specified amount upon credit event notice	0.215% Quarterly	11,700,000	(21,399)
Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	Specified amount upon credit event notice	5.05% Quarterly	17,100,000	(2,441,013)
Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2015	Specified amount upon credit event notice	2.93% Quarterly	1,700,000	(656,250)
Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)	March 20, 2015	Specified amount upon credit event notice	0.29% Quarterly	15,600,000	(320,834)
Deutsche Bank AG (iBoxx IG Hi-Vol)	March 20, 2009	Specified amount upon credit event notice	1.25% Quarterly	2,262,000	(12,353)
Deutsche Bank AG (iBoxx IG Hi-Vol2)	September 20, 2014	Specified amount upon credit event notice	1.3% Quarterly	8,042,667	(533,415)
Deutsche Bank AG (iBoxx IG TMT)	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice	7,400,000	(18,656)
JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.43% Quarterly	12,000,000	578,977
JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	21,500,000	786,576

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	22,400,000	1,004,944
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,100,000	(2,307,445)
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	38,900,000	(2,919,674)
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	45,250,000	(3,669,201)
JP Morgan Chase & Co. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	35,000,000	(1,224,143)
JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	Specified amount upon credit event notice	6% Quarterly	10,500,000	(2,016,351)
JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)	December 20, 2012	0.67% Quarterly	Specified amount upon credit event notice	3,550,000	273,042
Lehman Brothers Holdings Inc. (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	5,197,072	50,970
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	7,400,000	(480,158)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	97,000,000	(6,393,486)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,900,000	(853,962)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,000,000	(976,815)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	33,600,000	(2,098,734)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000,000	(5,214,527)
Lehman Brothers Holdings Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	7,100,000	(573,907)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	9,600,000	(7,367)
Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2010	Specified amount upon credit event notice	5.25% Quarterly	10,000,000	(1,928,304)
Lehman Brothers Holdings Inc. (Sara Lee Corp., 6.125%, due 11/01/32)	September 20, 2011	0.44% Quarterly	Specified amount upon credit event notice	5,500,000	(7,938)
Lehman Brothers Holdings Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.57% Quarterly	Specified amount upon credit event notice	3,580,000	22,199
Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	0.82 % Quarterly	47,600,000	(5,164,086)
Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	0.9% Quarterly	16,400,000	(1,732,512)
Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2% Quarterly	4,650,000	(571,352)
Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2.3% Quarterly	4,580,000	(509,676)
Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.995% Quarterly	25,000,000	(1,145,240)
Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	5.4% Quarterly	50,000,000	423,095
Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.35% Quarterly	10,000,000	451,579
Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.43% Quarterly	8,000,000	385,985
Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.2% Quarterly	70,000,000	2,755,466
Morgan Stanley & Co., Inc. (Pulte Homes Inc., 5.25%, due 1/15/14)	March 20, 2011	4% Quarterly	Specified amount upon credit event notice	1,370,000	(9,477)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2012	0.36% Quarterly	Specified amount upon credit event notice	5,460,000	146,318
Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	March 20, 2012	0.74% Quarterly	Specified amount upon credit event notice	2,750,000	113,089
RBS Greenwich (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	45,900,000	(1,734,457)
RBS Greenwich (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	7,400,000	(190,531)
RBS Greenwich (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	7,200,000	(194,421)
RBS Greenwich (CDX IG HVOL 10)	June 20, 2013	Specified amount upon credit event notice	3.5% Quarterly	31,700,000	(618,041)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	7,100,000	(583,169)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	17,300,000	(1,385,788)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,300,000	(2,311,106)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,400,000	(1,103,209)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,400,000	(1,105,532)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	18,100,000	(1,284,457)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,400,000	(778,052)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000,000	(6,525,567)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	91,800,000	(6,049,147)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	87,700,000	(4,905,925)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	7,500,000	(485,979)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,900,000	(1,045,215)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,500,000	(991,236)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000,000	(6,041,453)
RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	7,500,000	(385,472)
RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	700,000	(29,879)
RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	15,000,000	(444,510)
RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	2,000,000	(52,206)
RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	14,900,000	(368,292)
RBS Greenwich (Centex Corporation, 5.25%, due 6/15/15)	December 20, 2012	Specified amount upon credit event notice	2.77% Quarterly	25,000,000	(1,637,405)
RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	March 20, 2012	Specified amount upon credit event notice	0.66% Quarterly	39,300,000	(2,235,341)
RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	June 20, 2012	Specified amount upon credit event notice	0.72% Quarterly	25,000,000	(1,413,623)
RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	Specified amount upon credit event notice	0.86% Quarterly	9,100,000	(483,276)
RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	Specified amount upon credit event notice	6% Quarterly	9,100,000	1,185,878

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	Specified amount upon credit event notice	6.1% Quarterly	9,100,000	1,218,353
RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	10,000,000	143,385
RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	December 20, 2012	Specified amount upon credit event notice	5% Quarterly	10,000,000	2,123,908
RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR + 175 bp, due 8/19/45)	August 19, 2045	4.5% Monthly	Specified amount upon credit event notice	1,295,908	634,939
RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	Specified amount upon credit event notice	4.26% Quarterly	25,000,000	(3,923,383)
RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)	March 20, 2017	0.33% Quarterly	Specified amount upon credit event notice	3,580,000	81,221
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)	June 20, 2010	Specified amount upon credit event notice	4.53% Quarterly	15,000,000	(3,041,940)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	Specified amount upon credit event notice	4.68% Quarterly	25,000,000	(5,017,405)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2010	Specified amount upon credit event notice	5.75% Quarterly	7,500,000	(1,524,211)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	8.4% Quarterly	12,500,000	(1,739,493)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	7.1% Quarterly	5,800,000	(921,818)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	6.8% Quarterly	5,900,000	(964,636)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	Specified amount upon credit event notice	7.7% Quarterly	12,500,000	(2,049,610)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)	October 19, 2035	2.5% Monthly	Specified amount upon credit event notice	1,293,908	1,031,354
RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)	March 20, 2016	0.48% Monthly	Specified amount upon credit event notice	4,250,000	227,687
RBS Greenwich (iBoxx IG Hi-Vol3)	March 20, 2010	1.05% Quarterly	Specified amount upon credit event notice	17,303,214	(346,974)
RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18, 1-Month LIBOR + 125 bp, due 10/25/36)	October 25, 2036	2.7% Monthly	Specified amount upon credit event notice	1,388,428	945,213
RBS Greenwich (Residential Capital Corp., 6.5%, due 4/17/13)	September 20, 2012	Specified amount upon credit event notice	2.32% Quarterly	25,000,000	(15,502,040)
RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	September 20, 2012	Specified amount upon credit event notice	4.9% Quarterly	9,100,000	(5,360,297)
RBS Greenwich (Ryland Group Inc., 5.375%, due 1/15/15)	December 20, 2012	Specified amount upon credit event notice	2.4% Quarterly	9,800,000	(407,662)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	Specified amount upon credit event notice	1.38% Quarterly	20,000,000	(2,285,032)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	Specified amount upon credit event notice	1.78% Quarterly	25,000,000	(2,480,365)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.35% Quarterly	1,500,000	(124,445)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.4% Quarterly	1,500,000	(121,964)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.44% Quarterly	25,000,000	(1,999,648)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.67% Quarterly	10,000,000	(723,773)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.67% Quarterly	10,000,000	(723,773)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)	September 20, 2010	Specified amount upon credit event notice	0.47% Quarterly	5,000,000	(70,786)
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	December 20, 2010	Specified amount upon credit event notice	0.5% Quarterly	12,500,000	(206,860)
RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	August 25, 2045	2.55% Monthly	Specified amount upon credit event notice	484,533	197,909
The Goldman Sachs Group, Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	0.82% Quarterly	47,700,000	(5,174,935)
The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	1.8% Quarterly	17,580,000	(2,295,892)
The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2% Quarterly	4,360,000	(535,719)
The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	5.44% Quarterly	50,000,000	500,350
The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.356% Quarterly	50,000,000	2,269,485
The Goldman Sachs Group, Inc. (CDX IG 9)	December 20, 2017	Specified amount upon credit event notice	0.8% Quarterly	32,100,000	(117,470)
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	48,333,000	(1,003,419)
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	16,433,220	(315,957)
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	32,093,112	(468,398)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	80,900,000	(7,015,190)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	34,000,000	(2,822,743)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000,000	(8,077,394)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000,000	(7,887,658)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,300,000	(807,919)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	12,000,000	(318,302)
The Goldman Sachs Group, Inc. (Countrywide Financial, 0.0%, due 2/8/31)	September 20, 2012	Specified amount upon credit event notice	6% Quarterly	4,700,000	612,487
The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,400,000	(168,838)
The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	Specified amount upon credit event notice	4.75% Quarterly	1,900,000	(231,682)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	Specified amount upon credit event notice	6% Quarterly	5,000,000	(911,090)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	June 20, 2010	Specified amount upon credit event notice	8.95% Quarterly	5,000,000	(653,966)
UBS Warburg LLC (ABX.HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	20,300,000	(1,003,675)

					$(190,314,837)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	4,700,000	(176,748)
Banc of America Securities LLC	December 1, 2008	5.03% Semi-Annually	3-month LIBOR	6,650,000	(59,369)
Banc of America Securities LLC	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	4,400,000	(100,455)
Banc of America Securities LLC	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	2,750,000	(164,891)
Banc of America Securities LLC	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	2,740,000	(140,849)
Banc of America Securities LLC	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	4,120,000	(243,233)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	3,550,000	(122,253)
Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	3,530,000	(184,344)
Barclays Capital Inc.	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	3,520,000	(139,647)
Barclays Capital Inc.	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	5,600,000	(251,961)
Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	17,443,000	172,753
Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	18,340,000	178,523
Bear Stearns, Inc.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	2,500,000	(79,646)
Bear Stearns, Inc.	September 15, 2014	5% Semi-Annually	3-month LIBOR	4,270,000	(136,860)
Bear Stearns, Inc.	April 23, 2018	4.8% Semi-Annually	3-month LIBOR	25,130,000	704
Bear Stearns, Inc.	May 19, 2013	3-month LIBOR	3.93% Semi-Annually	72,500,000	(189,268)
Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	3,050,000	(126,130)
Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	2,750,000	(96,408)
Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	3,020,000	(103,623)
Credit Suisse First Boston USA	December 1, 2012	4.9025% Semi-Annually	3-month LIBOR	5,870,000	(169,527)
Credit Suisse First Boston USA	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	3,070,000	(87,924)
Credit Suisse First Boston USA	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	2,110,000	(76,330)
Credit Suisse First Boston USA	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	1,380,000	(51,798)
Credit Suisse First Boston USA	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	3,290,000	(129,340)
Credit Suisse First Boston USA	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	2,420,000	(128,504)
Credit Suisse First Boston USA	June 2, 2012	3-month LIBOR	4.79% Semi-Annually	209,600,000	249,089

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA	June 2, 2020	3-month LIBOR	5.2225% Semi-Annually	50,300,000	(554,830)
Deutsche Bank AG	June 17, 2010	3-month LIBOR	4.3132% Semi-Annually	31,430,000	455,600
Deutsche Bank AG	October 11, 2010	3-month LIBOR	4.7077% Semi-Annually	206,790,000	4,675,564
Deutsche Bank AG	July 13, 2011	3-month LIBOR	5.6281% Semi-Annually	83,870,000	4,110,067
Deutsche Bank AG	June 15, 2016	5.1825% Semi-Annually	3-month LIBOR	5,620,000	(239,429)
Deutsche Bank AG	April 1, 2017	5.435% Semi-annually	3-month LIBOR	4,120,000	(247,517)
Deutsche Bank AG	November 30, 2012	3-month LIBOR	4.25% Quarterly	144,000,000	1,755,140
JP Morgan Chase & Co.	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	3,550,000	(155,822)
JP Morgan Chase & Co.	January 22, 2013	3-month LIBOR	5.1577% Semi-Annually	15,410,000	416,900
JP Morgan Chase & Co.	June 8, 2009	3-month LIBOR	5.393% semi-annually	157,400,000	3,335,732
JP Morgan Chase & Co.	September 17, 2018	3-month LIBOR	4.5% Semi-Annually	31,360,000	(374,317)
Lehman Brothers Holdings Inc.	September 15, 2011	5.193% Semi-Annually	3-month LIBOR	5,500,000	(203,499)
Lehman Brothers Holdings Inc.	April 30, 2011	5.0704% Semi-Annually	3-month LIBOR	3,580,000	(116,002)
Lehman Brothers Holdings Inc.	June 16, 2012	3-month LIBOR	4.95% Semi-Annually	164,830,000	633,821
Lehman Brothers Holdings Inc.	June 16, 2020	5.247% Semi-Annually	3-month LIBOR	40,240,000	(503,233)
Lehman Brothers Holdings Inc.	June 17, 2012	3-month LIBOR	5.14% Semi-Annually	82,410,000	591,984
Lehman Brothers Holdings Inc.	June 17, 2020	5.32875% Semi-Annually	3-month LIBOR	20,100,000	(370,678)
Morgan Stanley & Co., Inc.	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	3,400,000	(146,747)
Morgan Stanley & Co., Inc.	March 15, 2012	4.7625% Semi-annually	3-month LIBOR	2,750,000	(65,556)
RBS Greenwich	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	4,250,000	(165,215)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	3,580,000	(132,902)
RBS Greenwich	March 1, 2011	4.7% Semi-Annually	3-month LIBOR	1,370,000	(31,254)
The Goldman Sachs Group, Inc.	March 10, 2009	3-month LIBOR	4.36% Semi-Annually	54,100,000	595,218
The Goldman Sachs Group, Inc.	July 7, 2011	3-month LIBOR	5.7125% Semi-Annually	71,600,000	3,669,350
The Goldman Sachs Group, Inc.	November 3, 2011	3-month LIBOR	5.0435% Semi-Annually	81,800,000	2,681,502
The Goldman Sachs Group, Inc.	September 17, 2013	3-month LIBOR	3.75% Semi-Annually	232,290,000	(7,309,068)
					$9,946,770

Total Return Swaps
Lehman Brothers Holdings Inc.	September 1, 2008	1-month LIBOR	LEHM Index	37,900,000	(651,216)
					$(651,216)

Total Unrealized Appreciation/(Depreciation)					$(181,019,283)

Western Asset Core Plus Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Banc of America Securities LLC (Heinz Corp., 6.428%, due 12/01/08)	December 20, 2008	0.165% Quarterly	Specified amount upon credit event notice	$11,660,000	$5,698
Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)	December 20, 2013	0.635% Quarterly	Specified amount upon credit event notice	5,510,000	179,047
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12)	December 20, 2015	0.73% Monthly	Specified amount upon credit event notice	7,950,000	832,955
Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	December 20, 2016	1.04% Quarterly	Specified amount upon credit event notice	8,270,000	708,008
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)	March 20, 2013	1.05% Monthly	Specified amount upon credit event notice	8,640,000	1,323,594
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	December 20, 2015	1.13% Quarterly	Specified amount upon credit event notice	5,500,000	116,338
Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)	September 20, 2012	0.5% Quarterly	Specified amount upon credit event notice	6,330,000	44,181
Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice	6,260,000	92,658
Barclays Capital Inc. (CDX IG 9)	December 20, 2017	Specified amount upon credit event notice	0.8% Quarterly	101,380,000	15,685
Barclays Capital Inc. (CDX IG 9)	December 20, 2017	Specified amount upon credit event notice	0.8% Quarterly	87,700,000	510,745
Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	27,100,000	(2,148,931)
Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	33,500,000	(2,214,733)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	13,200,000	(653,827)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	185,100,000	(6,417,914)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	65,000,000	(2,199,664)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	65,000,000	(2,218,430)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	5,000,000	(106,805)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	129,750,000	(2,392,447)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	12,250,000	(212,210)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Every 3 Days	23,900,000	(394,318)
Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	32,800,000	(41,571)
Barclays Capital Inc. (General Motors Corp., 7.125%, due 07/15/13) 1	December 20, 2011	Specified amount upon credit event notice	4.16% Quarterly	(7,000,000)	(2,090,867)
Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice	6,240,000	433,070
Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	3,380,000	1,384,314
Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	2,250,000	921,511
Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	4,050,000	(1,739,341)
Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.05% Quarterly	2,700,000	(1,161,716)
Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)	December 20, 2011	0.32% Quarterly	Specified amount upon credit event notice	10,850,000	771,101
Barclays Capital Inc. (Residential Capital Corp., 6.5%, due 4/17/13)	September 20, 2008	Specified amount upon credit event notice	12% Quarterly	500,000	(12,605)
Bear Stearns, Inc. (ABX. HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	10,000,000	(5,124,030)
Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)	September 20, 2014	0.28% Quarterly	Specified amount upon credit event notice	8,250,000	48,962
Bear Stearns, Inc. (CDX HY 6B)	June 20, 2011	3% Quarterly	Specified amount upon credit event notice	11,600,000	(498,541)
Bear Stearns, Inc. (CDX HY 6B)	June 20, 2011	Specified amount upon credit event notice	3% Quarterly	25,000,000	(1,181,542)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit even notice	0.91% Quarterly	31,750,000	(3,342,796)
Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	1.01% Quarterly	31,800,000	(3,234,842)
Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	1.05% Quarterly	12,700,000	(1,273,816)
Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	8,900,000	(1,007,608)
Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	2,673,000	42,095
Bear Stearns, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.2% Quarterly	50,000,000	1,968,190
Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	85,500,000	(3,082,828)
Bear Stearns, Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	19,620,000	(684,426)
Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	56,100,000	(4,555,967)
Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,200,000	(2,160,501)
Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,500,000	(2,190,398)
Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	207,400,000	(13,576,168)
Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	5.75% Quarterly	Specified amount upon credit event notice	12,500,000	1,091,943
Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	Specified amount upon credit event notice	3.2% Quarterly	9,900,000	(3,279,940)
Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2012	Specified amount upon credit event notice	3.25% Quarterly	18,500,000	(6,108,515)
Bear Stearns, Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)	December 20, 2012	3.65% Quarterly	Specified amount upon credit event notice	8,250,000	3,371,132

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	9,530,000	(4,092,821)
Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice	4,300,000	24,432
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	April 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122,000	590,157
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	April 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122,000	691,236
Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	172,602,742	839,373
Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	24,786,034	243,089
Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	23,300,000	(12,101,481)
Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	6,600,000	(3,291,781)
Credit Suisse First Boston USA (ABX.HE-AAA 07-2)	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	2,600,000	(1,306,221)
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122,000	1,031,682
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice	738,143	700,849
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice	830,530	780,271
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Quarterly	Specified amount upon credit event notice	1,122,000	1,065,011
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Quarterly	Specified amount upon credit event notice	1,122,000	1,085,131

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	Specified amount upon credit event notice	5,350,000	(20,683)
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice	441,504	371,110
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice	455,978	371,129
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice	531,142	498,211
Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	11,600,000	520,628
Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)	September 20, 2012	Specified amount upon credit event notice	0.27% Quarterly	1,460,000	(12,419)
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13 )	September 20, 2010	Specified amount upon credit event notice	2.32% Quarterly	2,400,000	(10,392)
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	Specified amount upon credit event notice	1.4% Quarterly	9,000,000	(137,380)
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice	407,909	267,269
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice	407,881	328,955
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	444,776	386,540
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice	448,860	411,498
Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)	September 20, 2010	0.17% Quarterly	Specified amount upon credit event notice	2,720,000	45,022

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (iBoxx HY 3)	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	3,006,801	84,249
Credit Suisse First Boston USA (iBoxx HY 3)	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	3,006,801	84,249
Credit Suisse First Boston USA (iBoxx IG Hi-Vol)	March 20, 2009	Specified amount upon credit event notice	1.25% Quarterly	48,333,333	(258,460)
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122,000	346,844
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice	868,974	353,733
Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)	December 20, 2012	0.6% Quarterly	Specified amount upon credit event notice	10,600,000	842,967
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice	400,131	246,873
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122,000	340,057
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice	805,844	339,936
Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)	September 20, 2010	0.46% Quarterly	Specified amount upon credit event notice	5,990,000	11,796
Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	Specified amount upon credit event notice	5,830,000	465,841
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice	1,122,000	348,234
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice	1,122,000	617,380

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122,000	251,104
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice	514,995	259,393
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122,000	251,752
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122,000	356,128
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122,000	328,851
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	355,878	322,559
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice	415,715	390,111
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice	527,624	419,419
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122,000	434,280
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	1,122,000	474,084
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122,000	749,118

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122,000	940,797
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice	1,122,000	1,014,174
Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice	1,081,878	993,819
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice	923,696	866,309
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice	562,032	540,018
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122,000	1,064,265
Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)	March 20, 2011	0.79% Quarterly	Specified amount upon credit event notice	4,080,000	284,317
Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)	March 20, 2017	0.69% Quarterly	Specified amount upon credit event notice	4,880,000	421,161
Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	5,350,000	125,383
Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)	March 20, 2014	0.49% Quarterly	Specified amount upon credit event notice	6,630,000	89,889
Deutsche Bank AG (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	15,700,000	(4,096,327)
Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	33,880,909	185,762
Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	17,090,370	167,614
Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)	December 20, 2016	Specified amount upon credit event notice	2.21% Quarterly	4,200,000	(363,024)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)	December 20, 2016	Specified amount upon credit event notice	2.2% Quarterly	3,700,000	(321,950)
Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)	June 20, 2016	0.58% Quarterly	Specified amount upon credit event notice	10,890,000	330,827
Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)	March 20, 2017	0.89% Quarterly	Specified amount upon credit event notice	8,270,000	525,927
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	Specified amount upon credit event notice	1.25% Quarterly	1,600,000	(28,381)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,900,000	(229,138)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	Specified amount upon credit event notice	2.3% Quarterly	3,020,000	(14,334)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	Specified amount upon credit event notice	2.3% Quarterly	5,430,000	(25,772)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	Specified amount upon credit event notice	2.32% Quarterly	3,200,000	(13,856)
Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)	December 20, 2009	Specified amount upon credit event notice	0.215% Quarterly	17,000,000	(31,093)
Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)	September 20, 2017	Specified amount upon credit event notice	3.65% Quarterly	4,450,000	(1,194,656)
Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)	September 20, 2017	Specified amount upon credit event notice	3.65% Quarterly	3,500,000	(939,617)
Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	Specified amount upon credit event notice	5.05% Quarterly	25,400,000	(3,625,832)
Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2015	Specified amount upon credit event notice	2.93% Quarterly	2,600,000	(1,003,676)
Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)	March 20, 2015	Specified amount upon credit event notice	0.29% Quarterly	25,100,000	(516,214)
Deutsche Bank AG (iBoxx HY 2)	September 20, 2009	Specified amount upon credit event notice	4.8% Quarterly	2,498,118	97,813
Deutsche Bank AG (iBoxx HY B)	March 20, 2009	Specified amount upon credit event notice	5% Quarterly	4,651,100	(78,559)
Deutsche Bank AG (iBoxx IG Hi-Vol)	March 20, 2009	Specified amount upon credit event notice	1.25% Quarterly	4,118,000	(22,493)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx IG Hi-Vol2)	September 20, 2014	Specified amount upon credit event notice	1.3% Quarterly	11,174,667	(741,166)
Deutsche Bank AG (iBoxx IG TMT)	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice	6,450,000	(16,268)
Deutsche Bank AG (iBoxx IG TMT)	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice	9,500,000	(23,959)
JP Morgan Chase & Co. (ABX HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	(24,000,000)	(1,380,003)
JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.43% Quarterly	18,000,000	868,466
JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	29,700,000	1,083,876
JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	Specified amount upon credit event notice	27,000,000	1,217,064
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	56,800,000	(4,364,010)
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	76,900,000	(5,771,797)
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	87,875,000	(7,125,546)
JP Morgan Chase & Co. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	65,000,000	(2,243,634)
JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	Specified amount upon credit event notice	6% Quarterly	14,300,000	(2,746,078)
JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)	December 20, 2012	0.67% Quarterly	Specified amount upon credit event notice	6,300,000	484,553
Lehman Brothers Holdings Inc. (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	8,195,382	80,376
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,800,000	(959,688)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,600,000	(1,696,461)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,900,000	(1,947,118)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	68,000,000	(4,247,441)
Lehman Brothers Holdings Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	10,200,000	(824,486)
Lehman Brothers Holdings Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	32,500,000	(2,392,957)
Lehman Brothers Holdings Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	71,600,000	(54,946)
Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2010	Specified amount upon credit event notice	5.25% Quarterly	4,400,000	(848,454)
Lehman Brothers Holdings Inc. (iBoxx HY 3)	December 20, 2009	Specified amount upon credit even notice	4% Quarterly	3,149,982	64,398
Lehman Brothers Holdings Inc. (iBoxx HY 3)	December 20, 2009	Specified amount upon credit even notice	4% Quarterly	3,245,436	44,174
Lehman Brothers Holdings Inc. (iBoxx HY 3)	December 20, 2009	Specified amount upon credit even notice	4% Quarterly	3,245,436	44,162
Lehman Brothers Holdings Inc. (iBoxx IG TMT)	March 20, 2009	0.6% Quarterly	Specified amount upon credit even notice	9,000,000	(27,698)
Lehman Brothers Holdings Inc. (Sara Lee Corp., 6.125%, due 11/01/32)	September 20, 2011	0.44% Quarterly	Specified amount upon credit event notice	9,750,000	(14,071)
Lehman Brothers Holdings Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.57% Quarterly	Specified amount upon credit event notice	6,270,000	38,879
Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	24,750,000	(315,510)
Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	25,000,000	(627,308)
Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)	March 20, 2017	Specified amount upon credit even notice	2.8% Quarterly	5,600,000	(298,927)
Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)	March 20, 2017	Specified amount upon credit even notice	2.6% Quarterly	3,600,000	(234,550)
Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit even notice	0.82% Quarterly	42,600,000	(4,621,640)
Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit even notice	0.92% Quarterly	31,750,000	(3,331,493)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit even notice	1.125% Quarterly	18,800,000	(1,835,448)
Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2% Quarterly	9,340,000	(1,147,618)
Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2.3% Quarterly	9,220,000	(1,026,029)
Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.35% Quarterly	15,000,000	677,369
Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.43% Quarterly	12,000,000	578,977
Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.2% Quarterly	80,000,000	3,149,104
Merrill Lynch & Co., Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2017	Specified amount upon credit event notice	3.9% Quarterly	10,100,000	114,046
Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	Specified amount upon credit even notice	2.3% Quarterly	1,610,000	(7,642)
Morgan Stanley & Co. Inc. (ABX. HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	17,200,000	(4,403,398)
Morgan Stanley & Co. Inc. (Residential Capital Corp., 6.5%, due 4/17/13)	September 20, 2008	Specified amount upon credit event notice	11.5% Quarterly	3,800,000	(100,085)
Morgan Stanley & Co. Inc. (Residential Capital Corp., 6.5%, due 4/17/13)	September 20, 2008	Specified amount upon credit event notice	12.75% Quarterly	3,800,000	(89,357)
Morgan Stanley & Co. Inc. (Residential Capital Corp., 6.5%, due 4/17/13)	September 20, 2008	Specified amount upon credit event notice	13.5% Quarterly	3,800,000	(82,921)
Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)	March 20, 2012	0.46% Quarterly	Specified amount upon credit event notice	4,560,000	356,552
Morgan Stanley & Co., Inc. (Pulte Homes Inc., 5.25%, due 1/15/14)	March 20, 2011	4% Quarterly	Specified amount upon credit event notice	2,780,000	(19,231)
Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2012	0.36% Quarterly	Specified amount upon credit event notice	10,540,000	282,452
Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	March 20, 2012	0.74% Quarterly	Specified amount upon credit event notice	5,540,000	227,822
Morgan Stanley and Co. Inc. (Residential Capital Corp., 6.5%, due 4/17/13)	September 20, 2008	Specified amount upon credit event notice	10.25% Quarterly	18,800,000	(548,231)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	10,197,000	(497,786)
RBS Greenwich (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	20,295,000	(988,975)
RBS Greenwich (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	1,584,000	24,945
RBS Greenwich (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	12,870,000	147,301
RBS Greenwich (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	16,900,000	(435,132)
RBS Greenwich (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	14,500,000	(391,542)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75 % Quarterly	250,000,000	(21,229,346)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(8,214)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	33,300,000	(2,667,441)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,400,000	(2,175,772)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,700,000	(2,203,386)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	36,400,000	(2,583,107)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,800,000	(1,556,105)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,400,000	(997,878)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	31,800,000	(2,090,431)
RBS Greenwich (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	31,200,000	(1,995,262)
RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	22,100,000	(1,403,468)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	15,700,000	(806,922)
RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	4,700,000	(200,616)
RBS Greenwich (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	31,100,000	(768,717)
RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	March 20, 2012	Specified amount upon credit event notice	0.6% Quarterly	7,400,000	(435,131)
RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	Specified amount upon credit event notice	0.66% Quarterly	9,900,000	(579,921)
RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR + 175 bp, due 8/19/45)	August 19, 2045	4.5% Monthly	Specified amount upon credit event notice	2,093,389	1,025,671
RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	13,030,000	(658,824)
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)	December 20, 2010	Specified amount upon credit event notice	3.2% Quarterly	19,300,000	195,729
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)	December 20, 2016	Specified amount upon credit event notice	2.8% Quarterly	7,200,000	(558,463)
RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	September 20, 2011	Specified amount upon credit event notice	3.75% Quarterly	8,900,000	(1,770,457)
RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	March 20, 2012	Specified amount upon credit event notice	5.38% Quarterly	8,200,000	(2,137,350)
RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	September 20, 2011	Specified amount upon credit event notice	6.75% Quarterly	18,400,000	(3,789,046)
RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	Specified amount upon credit event notice	5.85% Quarterly	7,400,000	(1,921,753)
RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	Specified amount upon credit event notice	5.1% Quarterly	12,450,000	(3,467,610)
RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	Specified amount upon credit event notice	5.15% Quarterly	6,900,000	(1,913,149)
RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)	March 20, 2017	0.33% Quarterly	Specified amount upon credit event notice	7,210,000	163,575
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)	September 20, 2012	Specified amount upon credit event notice	5.95% Quarterly	3,800,000	(973,282)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (General Motors Acceptance Corp., 7.125%, due 7/15/13)	September 20, 2010	Specified amount upon credit event notice	6.63% Quarterly	19,600,000	(3,560,007)
RBS Greenwich (General Motors Acceptance Corp., Inc., 6.875%, due 8/28/12)	September 20, 2012	Specified amount upon credit event notice	7.2% Quarterly	10,700,000	(2,471,368)
RBS Greenwich (General Motors Acceptance Corporation, 6%, due 4/1/11)	December 20, 2011	Specified amount upon credit event notice	1.34% Quarterly	780,000	(256,517)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2010	Specified amount upon credit event notice	5.75% Quarterly	1,250,000	(254,035)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	December 20, 2011	Specified amount upon credit event notice	1.2% Quarterly	680,000	(225,404)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	December 20, 2016	Specified amount upon credit event notice	1.55% Quarterly	4,200,000	(1,561,988)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	Specified amount upon credit event notice	1.17% Quarterly	8,500,000	(2,884,413)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 2, 2012	Specified amount upon credit event notice	1.4% Quarterly	9,400,000	(3,148,379)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	Specified amount upon credit event notice	1.85% Quarterly	9,700,000	(3,165,191)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	Specified amount upon credit event notice	2% Quarterly	9,300,000	(3,007,927)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	September 20, 2010	Specified amount upon credit event notice	6.1% Quarterly	8,000,000	(1,523,060)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	September 20, 2010	Specified amount upon credit event notice	6.9% Quarterly	10,000,000	(1,771,757)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	September 20, 2010	Specified amount upon credit event notice	7.2% Quarterly	7,820,000	(1,346,785)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	December 20, 2010	Specified amount upon credit event notice	8.95% Quarterly	19,300,000	(3,006,149)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	March 20, 2012	Specified amount upon credit event notice	3.7% Quarterly	8,400,000	(2,689,145)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	8.4% Quarterly	12,500,000	(1,739,493)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	7.1% Quarterly	8,000,000	(1,271,474)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	June 20, 2010	Specified amount upon credit event notice	6.8% Quarterly	7,500,000	(1,226,232)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	September 20, 2010	Specified amount upon credit event notice	7.7% Quarterly	12,500,000	(2,049,610)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	December 20, 2012	Specified amount upon credit event notice	4.9% Quarterly	4,400,000	(1,392,331)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)	March 20, 2013	Specified amount upon credit event notice	8.6% Quarterly	9,000,000	(2,054,224)
RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)	October 19, 2035	2.5% Monthly	Specified amount upon credit event notice	1,990,628	1,586,698
RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)	March 20, 2016	0.48% Monthly	Specified amount upon credit event notice	8,230,000	440,908
RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18, 1-Month LIBOR + 125 bp, due 10/25/36)	October 25, 2036	2.7% Monthly	Specified amount upon credit event notice	1,884,295	1,282,790
RBS Greenwich (LCDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	16,000,000	442,895
RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	December 20, 2012	Specified amount upon credit event notice	5% Quarterly	10,800,000	(5,181,519)
RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	December 20, 2012	Specified amount upon credit event notice	5% Quarterly	10,800,000	(4,851,374)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	Specified amount upon credit event notice	1.76% Quarterly	24,300,000	(2,426,241)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.35% Quarterly	3,600,000	(298,667)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.4% Quarterly	3,600,000	(292,713)
RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)	September 20, 2010	Specified amount upon credit event notice	0.47% Quarterly	5,000,000	(70,786)
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	December 20, 2010	Specified amount upon credit event notice	0.5% Quarterly	12,500,000	(206,860)
RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	August 25, 2045	2.55% Monthly	Specified amount upon credit event notice	705,549	288,183
The Goldman Sachs Group, Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	0.9% Quarterly	32,000,000	(3,380,512)
The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	1.8% Quarterly	35,500,000	(4,636,186)
The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	2% Quarterly	8,780,000	(1,078,810)
The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	18,216,000	27,096
The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	11,484,000	(126,723)
The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	21,780,000	(43,055)
The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	Specified amount upon credit event notice	6.356% Quarterly	75,000,000	3,404,228
The Goldman Sachs Group, Inc. (CDX IG 9)	December 20, 2017	Specified amount upon credit event notice	0.8% Quarterly	65,000,000	(237,868)
The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	Specified amount upon credit event notice	3.5% Quarterly	251,100,000	(2,677,542)
The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	Specified amount upon credit event notice	3.5% Quarterly	33,800,000	(1,062,857)
The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	Specified amount upon credit event notice	3.5% Quarterly	33,900,000	(406,772)
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	21,846,516	(419,964)
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	42,823,038	(624,412)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	156,700,000	(13,588,136)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	65,500,000	(5,437,706)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	150,000,000	(12,116,092)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	4,400,000	(323,962)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	31,100,000	(1,642,240)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	5,600,000	(448,401)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	12,100,000	(886,299)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	25,900,000	(1,224,450)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	50,000,000	(2,737,298)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	12,600,000	(537,714)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	3,000,000	(123,425)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	30,300,000	(1,312,979)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	12,600,000	(536,752)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	30,300,000	(1,290,760)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	29,400,000	(737,039)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	29,400,000	(925,475)
The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,900,000	(229,138)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7%, due 10/1/2013)	September 20, 2017	Specified amount upon credit event notice	3.77% Quarterly	6,400,000	(1,693,764)
The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7.45%, due 7/16/31)	September 20, 2011	Specified amount upon credit event notice	6.8% Quarterly	10,000,000	(2,048,086)
The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	Specified amount upon credit event notice	4.75% Quarterly	2,500,000	(304,844)
The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	September 20, 2011	Specified amount upon credit event notice	3.8% Quarterly	9,200,000	(1,884,465)
The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)	September 20, 2011	Specified amount upon credit event notice	6.8% Quarterly	8,400,000	(1,720,392)
The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2012	Specified amount upon credit event notice	6.05% Quarterly	11,500,000	(2,810,658)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12 )	June 20, 2010	Specified amount upon credit event notice	5.75% Quarterly	2,000,000	(371,435)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12 )	June 20, 2010	Specified amount upon credit event notice	5.95% Quarterly	80,000	(14,633)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	Specified amount upon credit event notice	6% Quarterly	1,000,000	(182,218)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	June 20, 2010	Specified amount upon credit event notice	8.95% Quarterly	5,000,000	(653,966)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	March 20, 2012	Specified amount upon credit event notice	3.15% Quarterly	19,400,000	(6,449,028)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )	March 20, 2012	Specified amount upon credit event notice	4.4% Quarterly	11,500,000	(3,501,716)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)	December 20, 2010	Specified amount upon credit event notice	7% Quarterly	42,500,000	(8,086,661)
The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	2,844,529	67,565
The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	954,540	19,856

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	4% Quarterly	Specified amount upon credit event notice	5,784,512	100,274
The Goldman Sachs Group, Inc. (iBoxx HY 4)	June 20, 2010	Specified amount upon credit event notice	3.4% Quarterly	2,200,000	53,541
The Goldman Sachs Group, Inc. (iBoxx HY 6B)	June 20, 2011	Specified amount upon credit event notice	3% Quarterly	11,400,000	(525,315)
The Goldman Sachs Group, Inc. (iBoxx HY 6B)	June 20, 2011	Specified amount upon credit event notice	3% Quarterly	15,000,000	(708,925)
The Goldman Sachs Group, Inc. (JPM Chase Commercial Mortgage, 5.7966%, due 5/15/47)	May 15, 2047	0.75% Monthly	Specified amount upon credit event notice	5,000,000	3,478,919
The Goldman Sachs Group, Inc. (LCDX 9)	December 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	17,000,000	(871,879)
The Goldman Sachs Group, Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2017	Specified amount upon credit event notice	3.8% Quarterly	4,320,000	22,319
The Goldman Sachs Group, Inc. (TXU Corp., 5.55%, due 11/15/2014)	September 20, 2012	Specified amount upon credit even notice	3.24% Quarterly	2,700,000	(246,143)
UBS Warburg LLC (ABX.HE-AAA 06-2)	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	54,800,000	(2,709,428)

					$(311,709,268)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps
Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	8,100,000	(304,607)
Banc of America Securities LLC	December 1, 2008	5.03% Semi-Annually	3-month LIBOR	11,660,000	(104,098)
Banc of America Securities LLC	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	7,950,000	(181,504)
Banc of America Securities LLC	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	5,500,000	(329,782)
Banc of America Securities LLC	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	5,510,000	(283,240)
Banc of America Securities LLC	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	8,270,000	(488,236)
Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	6,240,000	(214,890)
Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	6,260,000	(326,910)
Barclays Capital Inc.	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	6,330,000	(251,128)
Barclays Capital Inc.	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	10,850,000	(488,174)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	35,905,000	355,597
Barclays Capital Inc.	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	37,740,000	367,363
Barclays Capital Inc.	April 11, 2010	6-month EURIBOR	4.28% Annually	332,300,000	(9,034,596)
Barclays Capital Inc.	April 11, 2018	4.466% Annually	6-month EURIBOR	68,700,000	4,757,052
Barclays Capital Inc.	April 14, 2010	6-month EURIBOR	4.254% Annually	257,700,000	(7,192,735)
Barclays Capital Inc.	April 14, 2018	4.44% Annually	6-month EURIBOR	53,600,000	3,881,125
Barclays Capital Inc.	May 12, 2010	6-month EURIBOR	4.441% Annually	46,100,000	(1,105,311)
Bear Stearns, Inc.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	4,300,000	(136,991)
Bear Stearns, Inc.	September 15, 2014	5% Semi-Annually	3-month LIBOR	8,250,000	(264,426)
Bear Stearns, Inc.	April 14, 2018	5% Semi-Annually	3-month LIBOR	177,970,000	(2,963,113)
Bear Stearns, Inc.	April 23, 2018	4.8% Semi-Annually	3-month LIBOR	50,990,000	1,429
Bear Stearns, Inc.	May 19, 2013	3-month LIBOR	3.93% Semi-Annually	150,000,000	(416,665)
Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	5,350,000	(221,245)
Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	4,800,000	(168,275)
Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	5,300,000	(181,856)
Credit Suisse First Boston USA	December 1, 2012	4.9025% Semi-Annually	3-month LIBOR	10,600,000	(306,132)
Credit Suisse First Boston USA	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	5,990,000	(171,552)
Credit Suisse First Boston USA	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	4,110,000	(148,681)
Credit Suisse First Boston USA	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	2,720,000	(102,093)
Credit Suisse First Boston USA	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	6,630,000	(260,646)
Credit Suisse First Boston USA	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	4,880,000	(259,132)
Credit Suisse First Boston USA	June 2, 2012	3-month LIBOR	4.79% Semi-Annually	444,600,000	528,363
Credit Suisse First Boston USA	June 2, 2020	3-month LIBOR	5.2225% Semi-Annually	106,600,000	(1,175,840)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA	January 19, 2009	Mexican Interbank Deposit Rate	7.69% Monthly	144,500,000	(60,313)
Deutsche Bank AG	June 17, 2010	3-month LIBOR	4.3132% Semi-Annually	41,570,000	602,586
Deutsche Bank AG	October 11, 2010	3-month LIBOR	4.7077% Semi-Annually	299,650,000	6,775,148
Deutsche Bank AG	July 13, 2011	3-month LIBOR	5.6281% Semi-Annually	133,350,000	6,534,844
Deutsche Bank AG	June 15, 2016	5.1825% Semi-Annually	3-month LIBOR	10,890,000	(463,947)
Deutsche Bank AG	April 1, 2017	5.435% Semi-annually	3-month LIBOR	8,270,000	(496,836)
Deutsche Bank AG	September 17, 2013	3-month LIBOR	3.75% Semi-Annually	41,610,000	(1,061,904)
Deutsche Bank AG	November 30, 2012	3-month LIBOR	4.25% Quarterly	314,600,000	3,834,494
JP Morgan Chase & Co.	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	6,300,000	(276,529)
JP Morgan Chase & Co.	November 6, 2011	3-month LIBOR	5.02% Semi-Annually	93,600,000	3,001,865
JP Morgan Chase & Co.	January 22, 2013	3-month LIBOR	5.1577% Semi-Annually	28,980,000	784,022
JP Morgan Chase & Co.	June 8, 2009	3-month LIBOR	5.393% semi-annually	304,600,000	6,455,298
JP Morgan Chase & Co.	September 17, 2018	3-month LIBOR	4.5% Semi-Annually	65,410,000	(780,742)
JP Morgan Chase & Co.	January 19, 2009	Mexican Interbank Deposit Rate	7.69% Monthly	144,500,000	(60,313)
Lehman Brothers Holdings Inc.	September 15, 2011	5.193% Semi-Annually	3-month LIBOR	9,750,000	(360,749)
Lehman Brothers Holdings Inc.	April 30, 2011	5.0704% Semi-Annually	3-month LIBOR	6,270,000	(203,165)
Lehman Brothers Holdings Inc.	June 16, 2012	3-month LIBOR	4.95% Semi-Annually	352,110,000	1,353,969
Lehman Brothers Holdings Inc.	June 16, 2020	5.247% Semi-Annually	3-month LIBOR	85,880,000	(1,073,998)
Lehman Brothers Holdings Inc.	June 17, 2012	3-month LIBOR	5.14% Semi-Annually	176,060,000	1,264,709
Lehman Brothers Holdings Inc.	June 17, 2020	5.32875% Semi-Annually	3-month LIBOR	42,940,000	(791,887)
Morgan Stanley & Co., Inc.	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	6,600,000	(284,861)
Morgan Stanley & Co., Inc.	March 15, 2012	4.7625% Semi-annually	3-month LIBOR	5,540,000	(132,065)
RBS Greenwich	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	4,560,000	(147,427)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	8,230,000	(319,935)
RBS Greenwich	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	7,210,000	(267,660)
RBS Greenwich	March 1, 2011	4.7% Semi-Annually	3-month LIBOR	2,780,000	(63,422)
The Goldman Sachs Group, Inc.	September 24, 2009	3.7135% Semi-Annually	3-month LIBOR	100,000,000	(581,770)
The Goldman Sachs Group, Inc.	March 10, 2009	3-month LIBOR	4.36% Semi-Annually	74,400,000	819,011
The Goldman Sachs Group, Inc.	July 7, 2011	3-month LIBOR	5.7125% Semi-Annually	113,400,000	5,811,511
The Goldman Sachs Group, Inc.	November 3, 2011	3-month LIBOR	5.0435% Semi-Annually	147,000,000	4,818,837
The Goldman Sachs Group, Inc.	September 17, 2013	3-month LIBOR	3.75% Semi-Annually	444,210,000	(13,977,183)

					3,460,659

Total Return Swaps
Lehman Brothers Holdings Inc.	September 1, 2008	1-month LIBOR	LEHM Index	82,200,000	$(1,412,400)

					$(1,412,400)

Total Unrealized Appreciation/(Depreciation)					$(309,661,009)

Western Asset High Yield Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Barclays Capital Inc. (CDX HY 10)	June 20, 2013	5% Quarterly	Specified amount upon credit event notice	$5,800,000	$74,925
Deutsche Bank AG (Visteon Corp., 7%, due 3/10/14)	June 20, 2010	Specified amount upon credit event notice	5% Quarterly	800,000	(14,135)
Deutsche Bank AG (Visteon Corp., 7%, due 3/10/14)	June 20, 2010	Specified amount upon credit event notice	5% Quarterly	800,000	21,866

Total Unrealized Appreciation/(Depreciation)					$82,656

Western Asset Inflation Indexed Plus Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Barclays Capital Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	$7,128,000	$(219,320)
Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	13,266,000	(921,518)
Deutsche Bank AG (CDX HY 4)	June 20, 2010	Specified amount upon credit event notice	3.6% Quarterly	9,500,000	51,591
Deutsche Bank AG (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,700,000	(1,226,579)
J.P. Morgan Chase & Co. (Ford Motor Credit Company, 7%, due 8/15/12)	June 20, 2010	Specified amount upon credit event notice	2.9% Quarterly	5,000,000	(751,861)
Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)	June 20, 2010	Specified amount upon credit event notice	3.625% Quarterly	2,500,000	93,070
Merrill Lynch & Co., Inc. (Ford Motor Credit Company, 7.375%, due 10/28/09)	June 20, 2010	Specified amount upon credit event notice	5.5% Quarterly	2,500,000	(276,026)
Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)	March 20, 2010	Specified amount upon credit event notice	3.55% Quarterly	5,000,000	(970,587)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	Specified amount upon credit event notice	4.5% Quarterly	7,500,000	(1,524,120)

Total Unrealized Appreciation/(Depreciation)					(5,745,350)

Western Asset Intermediate Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Banc of America Securities LLC (MBIA Global Funding LLC, 5.37563%, due 10/6/10)	September 20, 2008	Specified amount upon credit event notice	1.4% Quarterly	$980,000	$(67,800)
Banc of America Securities LLC (MBIA Global Funding LLC, 5.37563%, due 10/6/10)	September 20, 2008	Specified amount upon credit event notice	1.5% Quarterly	640,000	(44,136)
Bear Stearns, Inc. (CDX IG 9)	December 20, 2012	0.6% Quarterly	Specified amount upon credit event notice	12,000,000	193,557
Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)	March 20, 2015	Specified amount upon credit event notice	0.29% Quarterly	1,944,720	(39,996)
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	2,900,000	(229,952)
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	4,930,000	(257,745)
Lehman Brothers Holdings Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	15,600,000	(979,105)
Morgan Stanley & Co., Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	1,500,000	(127,000)
Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	Specified amount upon credit event notice	2.6% Quarterly	800,000	(58,753)
The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	25,700,000	(944,221)
The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2017	0.6% Quarterly	Specified amount upon credit event notice	15,420,000	740,120
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	5,500,000	(457,296)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	2,800,000	(230,682)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	2,800,000	(201,019)
The Goldman Sachs Group, Inc. (iBoxx IG HiVol4)	June 20, 2012	Specified amount upon credit event notice	1% Quarterly	7,811,292	(558,289)

					$(3,262,317)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps
Barclays Capital Inc.	May 15, 2016	3.8% Semi-Annually	3-month LIBOR	32,400,000	1,478,467
Deutsche Bank AG	November 28, 2012	3-month LIBOR	5.27% Semi-Annually	14,900,000	546,069

					$2,024,536

Total Unrealized Appreciation/(Depreciation)					$(1,237,781)

Western Asset Intermediate Plus Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Bear Stearns, Inc. (CDX IG 9)	December 20, 2012	0.6% Quarterly	Specified amount upon credit event notice	$1,700,000	$27,259
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400,000	(31,718)
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	970,000	(55,302)
Lehman Brothers Holdings Inc. (CDX IG HVOL 9)	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	2,400,000	(150,633)
Merrill Lynch & Co., Inc. (iBoxx HY3)	December 20, 2009	Specified amount upon credit event notice	3.75% Quarterly	384,000	121
Morgan Stanley & Co., Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200,000	(16,933)
Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)	June 26, 2012	Specified amount upon credit event notice	2.6% Quarterly	100,000	(7,344)
The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	3,640,000	(133,734)
The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2017	0.6% Quarterly	Specified amount upon credit event notice	2,190,000	105,114
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	700,000	(58,201)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400,000	(32,955)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400,000	(28,717)
The Goldman Sachs Group, Inc. (iBoxx HY2)	September 20, 2009	Specified amount upon credit event notice	4.3% Quarterly	237,500	5,950

					$(377,093)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps
Barclays Capital Inc.	May 15, 2016	3.8% Semi-Annually	3-month LIBOR	5,100,000	232,721
Deutsche Bank AG	November 28, 2012	3-month LIBOR	5.27% Semi-Annually	1,900,000	68,279
Deutsche Bank AG	April 14, 2018	4.44% Annually	6-month EURIBOR	400,000	28,964
Deutsche Bank AG	April 14, 2010	6-month EURIBOR	4.253% Annually	2,000,000	(55,875)
Deutsche Bank AG	May 12, 2010	6-month EURIBOR	4.464% Annually	400,000	(9,340)
RBS Greenwich	April 11, 2010	6-month EURIBOR	4.285% Annually	2,600,000	(70,349)
RBS Greenwich	April 11, 2018	4.473% Annually	6-month EURIBOR	500,000	34,206

					$228,606

					$(148,487)

Western Asset Limited Duration Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Barclays Capital Inc. (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$1,380,000	$(111,771)
Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200,000	(15,859)
Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	450,000	(7,959)
Deutsche Bank AG (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	240,000	(12,776)
Deutsche Bank AG (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	240,000	(12,446)
JP Morgan Chase & Co. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400,000	(31,717)
Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(8,269)
Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200,000	(16,495)
Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200,000	(16,293)
Morgan Stanley & Co. Inc. (CDX HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200,000	(16,158)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	1,100,000	(91,459)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	300,000	(21,538)

					$(362,740)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps
Deutsche Bank AG	November 28, 2012	3-month LIBOR	5.27% Semi-Annually	2,200,000	96,412
Deutsche Bank AG	September 17, 2018	4.25% Semi-Annually	3-month LIBOR	6,500,000	242,965

					$339,377

Total Unrealized Appreciation/(Depreciation)					$(23,363)

Western Asset Non-U.S. Opportunity Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps
Royal Bank of Scotland (ITRAXX HIVOL S9)	June 20, 2013	2.6% Quarterly	Specified amount upon credit event notice	$2,337,000	$48,645
Royal Bank of Scotland (ITRAXX HIVOL S9)	June 20, 2013	2.6% Quarterly	Specified amount upon credit event notice	2,403,000	21,501

		Total Unrealized Appreciation/(Depreciation)			$70,146

Investment Valuation

The Fund’s Securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Western Asset Absolute Return Portfolio

	06/30/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$631,019,124	$89,597	$630,929,527	$—
Other Financial Instruments*	(4,595,582)	(2,267,209)	(2,328,373)	—

Total	$626,423,542	$(2,177,612)	$628,601,154	$—

*	Other financial instruments include options, futures, swaps and forward contracts.

Western Asset Core Bond Portfolio

	06/30/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$7,590,079,087	$39,071,156	$7,551,007,931	$—
Other Financial Instruments*	(183,707,827)	(6,576,123)	(177,131,704)	—

Total	$7,406,371,260	$32,495,033	$7,373,876,227	$—

*	Other financial instruments include options, futures, and swaps.

Western Asset Core Plus Bond Portfolio

	06/30/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$16,107,845,052	$133,951,800	$15,973,893,252	$—
Other Financial Instruments*	(385,338,883)	(72,901,294)	(312,437,589)	—

Total	$15,722,506,169	$61,050,506	$15,661,455,663	$—

*	Other financial instruments include options, futures, and swaps.

Western Asset High Yield Portfolio

	06/30/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$755,343,351	$7,519,500	$743,556,269	$4,267,582
Other Financial Instruments*	82,656	—	82,656	—

Total	$755,426,007	$7,519,500	$743,638,925	$4,267,582

*	Other financial instruments include options, futures, swaps and forward contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 03/31/08	$5,758
Accrued Premiums/Discounts	(2,845)

Realized Gain (Loss)	(16,889)

Change in unrealized appreciation (depreciation)	17,593
Net purchases (sales)	4,263,965
Transfers in and/or out of Level 3	—

Balance as of 06/30/08	$4,267,582

Western Asset Inflation Indexed Plus Bond Portfolio

	06/30/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$1,130,534,191	$24,823,645	$1,105,710,546	—
Other Financial Instruments*	(7,131,007)	72,865	(7,203,872)	—

Total	$1,123,403,184	$24,896,510	$1,098,506,674	—

*	Other financial instruments includes futures, options, forward contracts, and swaps.

Western Asset Intermediate Bond Portfolio

	06/30/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$851,796,665	$3,484,249	$848,312,416	—
Other Financial Instruments*	(1,752,162)	(757,849)	(994,313)	—

Total	$850,044,503	$2,726,400	$847,318,103	$—

*	Other financial instruments includes futures, options, and swaps.

Western Asset Intermediate Plus Bond Portfolio

	06/30/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$105,007,960	$496,530	$104,511,430	—
Other Financial Instruments*	(569,477)	(51,575)	(517,902)	—

Total	$104,438,483	$444,955	$103,993,528	—

*	Other financial instruments includes futures, options, forward contracts, and swaps.

Western Asset Limited Duration Bond Portfolio

	06/30/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$121,990,587	$497,745	$121,492,842	—
Other Financial Instruments*	(102,430)	(117,004)	14,574	—

Total	$121,888,157	$380,741	$121,507,416	$—

*	Other financial instruments includes futures, options, and swaps.

Western Asset Non-U.S. Opportunity Bond Portfolio

	06/30/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$194,341,152	$—	$194,341,152	—
Other Financial Instruments*	625,058	74,952	550,106	—

Total	$194,966,210	$74,952	$194,891,258	—

*	Other financial instruments include options, futures, swaps and forward contracts.

With respect to Absolute Return, Core Plus, Inflation Indexed, Intermediate Plus, and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Funds, Inc. (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.
Date: August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.
Date: August 19, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Funds, Inc.
Date: August 19, 2008